UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Floating Rate Central Fund

Semi-Annual Report

March 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

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Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of March 31, 2020

(by issuer, excluding cash equivalents)	% of fund's net assets
Bass Pro Shops LLC.	2.5
Asurion LLC	2.0
Intelsat Jackson Holdings SA	1.9
TransDigm, Inc.	1.3
Charter Communication Operating LLC	1.3
9.0

Top Five Market Sectors as of March 31, 2020

% of fund's net assets
Technology	16.2
Telecommunications	7.8
Services	6.1
Healthcare	5.8
Gaming	5.4

Quality Diversification (% of fund's net assets)

As of March 31, 2020
BBB	5.3%
BB	27.3%
B	55.7%
CCC,CC,C	5.0%
Not Rated	1.3%
Equities	0.4%
Short-Term Investments and Net Other Assets	5.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2020*
Bank Loan Obligations	90.8%
Nonconvertible Bonds	3.8%
Common Stocks	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	5.0%

 * Foreign investments - 10.7%

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 90.8%
	Principal Amount	Value
Aerospace - 1.8%
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.34% 1/20/27 (a)(b)(c)	$4,165,000	$3,686,025
Arconic Rolled Products Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7% 2/4/27 (a)(b)(c)	2,305,000	2,074,500
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.24% 6/19/26 (a)(b)(c)	870,625	707,383
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 5/30/25 (a)(b)(c)	2,012,456	1,826,304
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 12/9/25 (a)(b)(c)	13,479,553	12,232,694
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 8/22/24 (a)(b)(c)	6,098,675	5,647,373
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5296% 4/30/25 (a)(b)(c)	4,993,397	3,745,047
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 9.53% 4/30/26 (a)(b)(c)	1,000,000	656,670

TOTAL AEROSPACE		30,575,996

Air Transportation - 0.6%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 4/8/26 (a)(b)(c)	3,937,591	3,115,619
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 4/8/26 (a)(b)(c)	2,116,984	1,675,064
Kestrel Bidco, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (a)(b)(c)	4,593,488	3,491,051
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.822% 10/5/24 (a)(b)(c)	3,421,425	2,737,140

TOTAL AIR TRANSPORTATION		11,018,874

Automotive & Auto Parts - 0.8%
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.74% 6/30/23 (a)(b)(c)	4,927,621	3,461,654
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.25% 6/29/26 (a)(b)(c)	2,418,750	2,297,813
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.9501% 11/27/20 (a)(b)(c)	6,342,038	4,648,714
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.4501% 11/27/21 (a)(b)(c)	2,641,000	792,300
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/18/25 (a)(b)(c)	3,073,585	2,604,863

TOTAL AUTOMOTIVE & AUTO PARTS		13,805,344

Banks & Thrifts - 0.8%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.6157% 9/30/24 (a)(b)(c)	6,699,375	5,212,114
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7394% 2/27/26 (a)(b)(c)	5,452,584	4,852,800
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3/5/27 (b)(c)(d)	2,000,000	1,680,000
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.822% 6/1/23 (a)(b)(c)	1,456,135	1,332,364
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.0152% 7/1/26 (a)(b)(c)	1,621,811	1,402,867

TOTAL BANKS & THRIFTS		14,480,145

Broadcasting - 2.1%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.4894% 8/15/25 (a)(b)(c)	5,285,716	4,704,287
Cumulus Media New Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.822% 3/31/26 (a)(b)(c)	870,625	695,777
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.18% 8/24/26 (a)(b)(c)	12,653,288	9,743,031
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 3.4894% 11/17/24 (a)(b)(c)	2,894,588	2,605,129
ION Media Networks, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 12/18/24 (a)(b)(c)	3,870,448	3,522,108
NEP/NCP Holdco, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.4501% 10/19/26 (a)(b)(c)	1,500,000	712,500
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3311% 9/19/26 (a)(b)(c)	7,897,169	7,320,676
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.21% 9/30/26 (a)(b)(c)	2,416,125	2,271,158
Springer Nature Deutschland Gm Tranche B16 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 8/24/24 (a)(b)(c)	4,496,633	3,942,064

TOTAL BROADCASTING		35,516,730

Building Materials - 1.3%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 8.1916% 8/13/25 (a)(b)(c)	2,730,000	2,429,700
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.4894% 10/1/26 (a)(b)(c)	4,987,500	4,501,219
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7394% 6/1/25 (a)(b)(c)	1,776,008	1,598,407
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.46% 1/4/27 (a)(b)(c)	2,946,269	2,740,030
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 10/17/23 (a)(b)(c)	1,477,500	1,370,381
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2/28/27 (b)(c)(d)	4,535,000	4,240,225
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 9/27/24 (a)(b)(c)	3,225,875	1,774,231
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 5/21/26 (a)(b)(c)(e)	4,408,748	3,791,524

TOTAL BUILDING MATERIALS		22,445,717

Cable/Satellite TV - 3.9%
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.74% 5/1/24 (a)(b)(c)	1,235,075	1,198,023
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.74% 2/1/27 (a)(b)(c)	24,334,474	23,259,621
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 1/31/28 (a)(b)(c)	8,355,000	7,780,594
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 3.1116% 4/15/27 (a)(b)(c)	9,625,000	9,175,801
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.8616% 1/15/26 (a)(b)(c)	1,980,000	1,890,900
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.7046% 10/22/26 (a)(b)(c)	3,750,000	3,435,938
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.8616% 7/17/25 (a)(b)(c)	4,815,148	4,582,432
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 3.2046% 1/31/28 (a)(b)(c)	4,000,000	3,680,000
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (a)(b)(c)	12,804,418	11,748,053

TOTAL CABLE/SATELLITE TV		66,751,362

Capital Goods - 0.4%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.9894% 10/1/25 (a)(b)(c)	3,176,478	2,760,550
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 9.8534% 11/15/26 (a)(b)(c)	645,000	528,900
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 11/15/25 (a)(b)(c)	2,108,313	1,707,733
Titan Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.9894% 9/19/26 (a)(b)(c)	1,745,625	1,440,141

TOTAL CAPITAL GOODS		6,437,324

Chemicals - 1.8%
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (a)(b)(c)	602,794	484,996
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (a)(b)(c)	463,574	372,982
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.9894% 1/31/26 (a)(b)(c)	2,789,793	2,580,559
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.41% 7/1/26 (a)(b)(c)	1,885,750	1,569,887
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.9501% 3/1/26 (a)(b)(c)	6,435,000	5,688,540
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 4.9375% 10/11/24 (a)(b)(c)	5,346,556	4,357,443
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.2405% 3/3/27 (a)(b)(c)	2,375,000	2,090,000
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.8626% 10/1/25 (a)(b)(c)	8,606,941	7,660,178
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.74% 4/3/25 (a)(b)(c)	2,486,602	2,262,808
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 2.9894% 9/6/24 (a)(b)(c)	1,950,200	1,601,602
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.2001% 4/3/25 (a)(b)(c)	749,369	637,196
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 3.2001% 4/3/25 (a)(b)(c)	1,284,632	1,092,335

TOTAL CHEMICALS		30,398,526

Consumer Products - 1.2%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.9894% 6/11/26 (a)(b)(c)	1,454,715	1,280,149
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.7872% 6/11/26 (a)(b)(c)(f)	287,310	252,833
Buzz Merger Sub Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7394% 1/29/27 (a)(b)(c)	1,000,000	910,000
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.87% 7/3/20 (a)(b)(c)	2,166,183	1,765,439
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.0811% 4/30/25 (a)(b)(c)	3,877,500	3,121,388
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.7086% 6/15/25 (a)(b)(c)	1,807,800	789,412
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.7001% 12/12/26 (a)(b)(c)	9,975,000	8,802,938
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.72% 11/29/24 (a)(b)(c)	5,068,313	4,713,531

TOTAL CONSUMER PRODUCTS		21,635,690

Containers - 2.4%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.5883% 11/7/25 (a)(b)(c)	7,181,964	6,230,353
Berry Global, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 2.8626% 10/1/22 (a)(b)(c)	5,099,973	4,855,583
Tranche Y 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.8626% 7/1/26 (a)(b)(c)	6,756,107	6,384,521
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.084% 4/3/24 (a)(b)(c)	1,458,750	1,182,507
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.7394% 12/21/26 (a)(b)(c)	1,250,000	1,056,250
Charter Nex U.S., Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 4.4894% 5/16/24 (a)(b)(c)	1,167,240	1,009,663
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 5/16/24 (a)(b)(c)	1,302,301	1,100,444
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 5/22/24 (a)(b)(c)	1,954,948	1,818,102
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (a)(b)(c)	1,242,109	1,076,908
Pregis TopCo Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.9894% 7/31/26 (a)(b)(c)	1,745,625	1,509,966
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.5011% 1/30/27 (a)(b)(c)	7,200,000	6,746,400
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.7394% 2/5/23 (a)(b)(c)	9,049,999	8,529,624

TOTAL CONTAINERS		41,500,321

Diversified Financial Services - 4.2%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.4894% 4/4/24 (a)(b)(c)	4,289,170	4,085,434
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (a)(b)(c)	4,680,257	4,147,878
AssuredPartners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.4894% 2/13/27 (a)(b)(c)	3,112,200	2,699,834
Avolon TLB Borrower 1 (U.S.) LLC:
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5229% 1/15/25 (a)(b)(c)	2,683,396	2,379,286
Tranche B4 1LN, term loan 3 month U.S. LIBOR + 1.500% 2.2729% 2/12/27 (a)(b)(c)	3,750,000	3,201,563
AVSC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.2038% 10/15/26 (a)(b)(c)	2,992,500	1,795,500
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 10/31/24 (a)(b)(c)	3,452,256	1,708,867
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.2% 10/6/23 (a)(b)(c)	2,577,400	2,313,217
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.9894% 12/27/22 (a)(b)(c)	1,925,556	1,843,720
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.48% 8/9/25 (a)(b)(c)	5,273,102	4,495,320
Focus Financial Partners LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.9894% 7/3/24 (a)(b)(c)	1,617,903	1,445,322
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9273% 3/1/25 (a)(b)(c)	4,887,070	4,300,621
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (a)(b)(c)	1,213,988	820,959
National Financial Partners Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.2394% 2/3/27 (a)(b)(c)	2,250,000	1,919,993
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 9/29/24 (a)(b)(c)	1,332,984	1,066,387
RPI 2019 Intermediate Finance Trust:
Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.500% 2.4894% 2/11/25 (a)(b)(c)(e)	4,937,500	4,443,750
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 2/11/27 (a)(b)(c)	13,112,138	12,063,167
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 2/11/27 (a)(b)(c)	9,396,063	8,644,378
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 11/16/26 (a)(b)(c)	8,777,762	8,378,374
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 4/29/26 (a)(b)(c)	1,622,391	1,411,480

TOTAL DIVERSIFIED FINANCIAL SERVICES		73,165,050

Diversified Media - 0.1%
Lamar Media Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.500% 2.5162% 1/30/27 (a)(b)(c)	1,750,000	1,658,125
Electric Utilities No Longer Use - 1.4%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.9894% 8/1/25 (a)(b)(c)	12,962,972	12,185,194
Buckeye Partners LP 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.2652% 10/18/26 (a)(b)(c)	1,640,000	1,495,680
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3/2/27 (b)(c)(d)	10,825,000	9,688,375

TOTAL ELECTRIC UTILITIES NO LONGER USE		23,369,249

Energy - 3.6%
Apro LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 11/14/26 (b)(c)(f)	444,444	373,333
3 month U.S. LIBOR + 4.000% 5% 11/14/26 (a)(b)(c)	1,551,667	1,303,400
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.7394% 11/3/25 (a)(b)(c)	4,962,500	2,729,375
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (a)(b)(c)	7,070,213	2,969,490
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.9236% 5/21/25 (a)(b)(c)	2,736,263	1,381,813
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.18% 11/18/24 (a)(b)(c)	2,468,750	2,012,031
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.9883% 12/31/21 (a)(b)(c)	13,000,000	612,820
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3633% 12/31/22 (a)(b)(c)	12,520,000	2,754,400
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (a)(b)(c)	3,375,000	1,299,375
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (a)(b)(c)	2,273,575	1,834,025
Citgo Petroleum Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 3/28/24 (a)(b)(c)	8,662,500	7,536,375
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.5% 7/29/21 (a)(b)(c)	7,935,019	7,339,893
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.2046% 5/7/25 (a)(b)(c)	7,860,000	5,502,000
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 3/31/25 (a)(b)(c)	2,118,727	1,576,460
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9.072% 3/23/26 (a)(b)(c)	739,117	565,424
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.072% 2/6/25 (a)(b)(c)	2,477,991	1,796,544
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.62% 3/1/26 (a)(b)(c)	5,000,000	3,266,650
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.9894% 3/1/24 (a)(b)(c)	8,225,000	740,250
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.1736% 7/18/25 (a)(b)(c)	9,731,095	4,103,311
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.7912% 8/25/23 (a)(b)(c)	3,947,593	1,969,849
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.9894% 5/22/26 (a)(b)(c)	3,726,862	2,236,117
Matador Bidco SARL Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.750% 10/15/26 (b)(c)(d)	375,000	328,125
3 month U.S. LIBOR + 4.750% 5.7394% 10/15/26 (a)(b)(c)	625,000	546,875
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 10/30/24 (a)(b)(c)	1,269,987	685,793
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4375% 11/14/25 (a)(b)(c)	4,122,813	3,545,619
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 12/9/21 (a)(b)(c)	3,180,920	2,862,828

TOTAL ENERGY		61,872,175

Entertainment/Film - 0.8%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.2309% 2/10/27 (a)(b)(c)	7,500,000	6,225,000
AMC Entertainment Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.08% 4/22/26 (a)(b)(c)	3,960,000	2,887,078
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 7/8/22 (a)(b)(c)	4,562,319	2,307,530
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.7001% 7/8/23 (a)(b)(c)	760,000	291,331
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.4285% 1/23/25 (a)(b)(c)	2,421,896	2,040,447

TOTAL ENTERTAINMENT/FILM		13,751,386

Environmental - 0.1%
Environmental Resources Management I Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 7/10/26 (a)(b)(c)	493,756	435,740
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.4894% 2/8/26 (a)(b)(c)	1,301,850	1,093,554
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7394% 12/20/24 (a)(b)(c)	1,096,704	988,865

TOTAL ENVIRONMENTAL		2,518,159

Food & Drug Retail - 2.5%
Agro Merchants Intermediate Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 12/6/24 (a)(b)(c)	2,856,125	2,370,584
BellRing Brands, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/10/24 (a)(b)(c)	2,962,500	2,762,531
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.5738% 5/31/24 (a)(b)(c)	13,790,000	11,004,420
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 1/30/27 (a)(b)(c)	4,570,000	4,330,075
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7442% 10/22/25 (a)(b)(c)	1,541,044	1,421,613
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.072% 5/1/26 (a)(b)(c)	10,406,222	9,685,175
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.2771% 11/20/25 (a)(b)(c)	1,706,250	682,500
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6% 11/25/20 (a)(b)(c)	95,465	84,009
Tranche B, term loan 3 month U.S. LIBOR + 5.370% 6.375% 11/25/22 (a)(b)(c)	12,644,560	11,127,213

TOTAL FOOD & DRUG RETAIL		43,468,120

Food/Beverage/Tobacco - 1.9%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.5466% 10/1/26 (a)(b)(c)	410,000	345,765
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.2966% 10/1/25 (a)(b)(c)	1,185,000	1,076,371
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/7/24 (a)(b)(c)	2,821,419	2,588,652
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/7/23 (a)(b)(c)	10,310,957	9,150,975
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.072% 2/6/25 (a)(b)(c)	1,416,100	1,026,673
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.7394% 6/20/25 (a)(b)(c)	1,240,625	1,066,938
Sage Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.7394% 6/20/26 (a)(b)(c)	4,218,125	3,838,494
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.75% 6/30/22 (a)(b)(c)	4,441,187	4,096,995
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 3/31/22 (a)(b)(c)	3,586,999	3,277,620
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 3.072% 9/13/26 (a)(b)(c)	3,604,381	3,272,778
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.822% 6/27/23 (a)(b)(c)	2,860,283	2,636,237

TOTAL FOOD/BEVERAGE/TOBACCO		32,377,498

Gaming - 5.0%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 7/1/23 (a)(b)(c)	1,850,549	1,375,476
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 2/15/24 (a)(b)(c)	1,771,792	1,346,562
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.5766% 10/19/24 (a)(b)(c)	2,180,371	1,945,981
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.9339% 9/15/23 (a)(b)(c)	1,831,252	1,575,445
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7394% 12/22/24 (a)(b)(c)	23,591,429	18,967,509
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 4/18/24 (a)(b)(c)	5,366,150	4,657,818
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.25% 4/17/24 (a)(b)(c)	1,724,108	1,508,594
Gaming VC Holdings SA Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.3076% 3/16/24 (a)(b)(c)	4,000,838	3,240,679
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.4501% 3/13/25 (a)(b)(c)	1,575,152	1,106,544
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.96% 10/20/24 (a)(b)(c)	8,663,123	6,497,343
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.5841% 10/4/23 (a)(b)(c)	15,642,875	12,123,228
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.375% 10/14/23 (a)(b)(c)	2,051,353	1,446,204
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.4894% 5/29/26 (a)(b)(c)	2,538,198	2,055,940
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 10/15/25 (a)(b)(c)	3,605,119	2,697,386
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7.072% 12/10/24 (a)(b)(c)	7,653,125	7,104,626
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.2459% 8/14/24 (a)(b)(c)	1,949,466	1,566,065
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 7/10/25 (a)(b)(c)	10,600,008	10,078,806
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.24% 2/7/27 (a)(b)(c)	9,083,528	7,698,290

TOTAL GAMING		86,992,496

Healthcare - 5.4%
Aldevron LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.7001% 10/11/26 (a)(b)(c)	5,555,000	5,166,150
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 5.9894% 6/22/24 (a)(b)(c)	4,178,645	3,541,402
Catalent Pharma Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 5/9/26 (a)(b)(c)	1,980,000	1,910,700
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.8722% 12/13/26 (a)(b)(c)	4,630,000	4,352,200
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2/4/27 (b)(c)(d)	12,500,000	11,812,500
HCA Holdings, Inc.:
Tranche B12 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 3/13/25 (a)(b)(c)	10,780,825	10,178,932
Tranche B13, term loan 3 month U.S. LIBOR + 1.750% 2.739% 3/18/26 (a)(b)(c)	1,769,310	1,666,690
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 5.2394% 8/31/26 (a)(b)(c)	2,815,133	2,327,777
2LN, term loan 3 month U.S. LIBOR + 8.250% 9.2394% 8/30/27 (a)(b)(c)	1,310,000	1,084,025
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.9207% 8/31/26 (a)(b)(c)(f)	707,138	584,718
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.2001% 6/7/23 (a)(b)(c)	4,398,916	3,874,697
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.7652% 6/30/25 (a)(b)(c)	2,799,158	2,368,787
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.7394% 11/16/25 (a)(b)(c)	6,139,069	5,667,159
Surgery Center Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/31/24 (a)(b)(c)	552,857	421,277
Tivity Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.2394% 3/8/26 (a)(b)(c)	1,834,789	1,458,199
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/23/24 (a)(b)(c)	4,074,915	3,022,242
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/13/26 (a)(b)(c)	8,209,997	7,095,818
Upstream Newco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.4894% 11/20/26(a)(b)(c)	1,750,000	1,417,500
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 3.3616% 11/27/25 (a)(b)(c)	6,845,000	6,468,525
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.6116% 6/1/25 (a)(b)(c)	5,122,562	4,847,224
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.2842% 2/11/26 (a)(b)(c)	11,650,579	10,835,039
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4501% 12/1/24 (a)(b)(c)	3,658,238	3,069,262

TOTAL HEALTHCARE		93,170,823

Homebuilders/Real Estate - 1.3%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7394% 8/21/25 (a)(b)(c)	9,381,250	8,185,141
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	4,512,428	3,399,347
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	254,508	191,729
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.6736% 12/22/24 (a)(b)(c)	12,500,682	11,453,750

TOTAL HOMEBUILDERS/REAL ESTATE		23,229,967

Hotels - 1.4%
Aimbridge Acquisition Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.017% 2/1/26 (a)(b)(c)	3,248,625	2,274,038
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.9894% 11/30/23 (a)(b)(c)	7,857,517	7,071,765
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.6966% 6/21/26 (a)(b)(c)	2,792,849	2,639,242
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 8/31/25 (a)(b)(c)	3,841,273	3,341,907
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 6.072% 5/29/26 (a)(b)(c)	5,507,325	3,527,442
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.072% 5/28/27 (a)(b)(c)	2,250,000	712,508
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 5/30/25 (a)(b)(c)	4,657,990	4,069,919

TOTAL HOTELS		23,636,821

Insurance - 4.7%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2072% 1/30/27 (a)(b)(c)	7,941,533	6,988,549
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.9894% 5/10/25 (a)(b)(c)	7,233,395	6,553,456
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.8616% 5/9/25 (a)(b)(c)	992,500	900,694
AmeriLife Holdings LLC:
1LN, term loan 1 month U.S. LIBOR + 4.000% 2/6/27 (b)(c)(f)	184,659	149,574
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.6116% 2/6/27 (a)(b)(c)	1,440,341	1,166,676
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7527% 1/25/24 (a)(b)(c)	6,754,937	6,222,986
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.9894% 11/3/23 (a)(b)(c)	5,355,141	5,087,384
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.9894% 11/3/24 (a)(b)(c)	6,877,500	6,499,238
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 3.9894% 8/4/22 (a)(b)(c)	9,975,889	9,410,556
3 month U.S. LIBOR + 6.500% 7.4894% 8/4/25 (a)(b)(c)	14,390,000	13,112,888
HUB International Ltd. Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.5434% 4/25/25 (a)(b)(c)	11,802,177	10,964,222
3 month U.S. LIBOR + 4.000% 5.6918% 4/25/25 (a)(b)(c)	4,408,950	4,133,391
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.9894% 12/2/26 (a)(b)(c)	498,750	445,548
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.9894% 5/16/24 (a)(b)(c)	9,917,739	9,025,142

TOTAL INSURANCE		80,660,304

Leisure - 2.6%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 7/31/24 (a)(b)(c)	2,770,897	2,493,807
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2966% 1/4/26 (a)(b)(c)	2,759,313	2,455,788
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.250% 3.322% 2/28/25 (a)(b)(c)	7,478,642	5,048,083
3 month U.S. LIBOR + 2.500% 4.1034% 9/20/26 (a)(b)(c)	2,363,125	1,471,707
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (a)(b)(c)	15,074,747	13,384,265
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.072% 9/8/24 (a)(b)(c)	1,000,000	685,000
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.072% 3/8/24 (a)(b)(c)	3,400,287	2,467,350
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3633% 6/10/22 (a)(b)(c)	5,776,338	4,238,388
NASCAR Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.6736% 10/18/26 (a)(b)(c)	2,309,468	2,013,856
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 7/6/24 (a)(b)(c)	3,627,253	3,300,801
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.4894% 12/21/25 (a)(b)(c)	2,720,630	2,178,762
United PF Holdings LLC:
1LN, term loan:
3 month U.S. LIBOR + 4.000% 12/30/26 (b)(c)(f)	330,508	237,966
3 month U.S. LIBOR + 4.000% 5.4501% 12/30/26 (a)(b)(c)	2,669,492	1,922,034
2LN, term loan 3 month U.S. LIBOR + 8.500% 9.9501% 12/30/27 (a)(b)(c)(e)	750,000	562,500
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/15/24 (a)(b)(c)	3,178,871	2,461,908

TOTAL LEISURE		44,922,215

Metals/Mining - 0.4%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 3/21/25 (a)(b)(c)	3,234,201	2,740,985
Murray Energy Corp.:
term loan 3 month U.S. LIBOR + 11.000% 13% 7/31/20 (a)(b)(c)	3,145,046	2,728,328
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 0% 10/17/22 (b)(c)(g)	9,297,978	818,222

TOTAL METALS/MINING		6,287,535

Paper - 0.6%
Clearwater Paper Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 7/26/26 (a)(b)(c)	1,250,000	1,137,500
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8975% 12/29/23 (a)(b)(c)	4,684,379	4,239,363
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1594% 6/29/25 (a)(b)(c)	5,381,851	4,870,575

TOTAL PAPER		10,247,438

Publishing/Printing - 0.8%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/7/23 (a)(b)(c)	6,556,065	5,283,074
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 2/19/26 (a)(b)(c)	1,953,846	1,543,538
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 6.4631% 11/3/23 (a)(b)(c)	4,157,937	2,503,868
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9835% 3/13/25 (a)(b)(c)	3,317,300	2,598,906
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.4894% 10/17/26 (a)(b)(c)	1,256,850	1,168,871
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 8/31/25 (b)(c)(d)(e)	625,000	539,063

TOTAL PUBLISHING/PRINTING		13,637,320

Railroad - 0.3%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.4501% 12/30/26 (a)(b)(c)	5,500,000	5,242,215
Restaurants - 0.9%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 11/19/26 (a)(b)(c)	4,488,750	4,129,650
CEC Entertainment, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.572% 8/30/26 (a)(b)(c)	2,611,875	1,384,294
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.3616% 4/3/25 (a)(b)(c)	2,177,576	2,052,365
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 8.1708% 3/1/26 (a)(b)(c)	3,588,750	1,605,966
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/28/21 (a)(b)(c)	3,407,736	2,555,802
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7663% 8/3/26 (a)(b)(c)	3,989,975	3,273,455

TOTAL RESTAURANTS		15,001,532

Services - 6.1%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.0271% 6/13/25 (a)(b)(c)	8,125,000	6,028,750
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2771% 6/13/24 (a)(b)(c)	11,790,245	10,021,708
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/23 (a)(b)(c)	4,075,645	3,505,055
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 3/11/25 (a)(b)(c)	6,711,300	6,241,509
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 1/15/27 (a)(b)(c)	1,375,000	1,271,875
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0847% 6/21/24 (a)(b)(c)	7,756,017	6,164,793
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 11/7/23 (a)(b)(c)	844,347	800,019
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.74% 2/7/26 (a)(b)(c)	2,103,750	1,640,925
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (a)(b)(c)	2,434,188	2,117,743
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.7394% 11/26/26 (a)(b)(c)	1,995,000	1,725,675
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5132% 8/1/26 (a)(b)(c)	2,736,250	2,483,147
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.9894% 3/29/25 (a)(b)(c)	2,262,714	1,954,419
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.322% 10/5/26 (a)(b)(c)	1,492,500	1,343,250
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6132% 7/30/26 (a)(b)(c)	4,344,757	3,519,253
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.072% 11/21/24 (a)(b)(c)	6,842,500	5,588,064
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.7001% 8/22/25 (a)(b)(c)	1,000,000	820,000
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 2/21/25 (a)(b)(c)	6,947,269	5,147,926
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 2/27/25 (a)(b)(c)	19,082,651	17,723,012
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.9894% 1/23/27 (a)(b)(c)	4,375,000	4,025,000
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (a)(b)(c)	3,625,000	3,335,000
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 1/3/27 (a)(b)(c)	3,042,537	2,337,672
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0926% 11/14/22 (a)(b)(c)	7,814,779	6,935,616
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 8/29/25 (a)(b)(c)	3,604,375	2,833,039
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.99% 3/23/24 (a)(b)(c)	1,857,820	1,513,120
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/15/23 (a)(b)(c)	96,132	74,022
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (a)(b)(c)	5,169,391	4,290,594
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (a)(b)(c)	888,505	737,459
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/14/23 (a)(b)(c)	548,868	422,628
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (a)(b)(c)	2,985,000	1,641,750

TOTAL SERVICES		106,243,023

Steel - 0.2%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.2091% 1/24/27 (a)(b)(c)	3,000,000	2,730,000
Super Retail - 4.2%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.5584% 7/2/22 (a)(b)(c)	5,318,224	2,839,347
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.072% 9/25/24 (a)(b)(c)	52,182,551	43,572,409
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.0466% 2/3/24 (a)(b)(c)	8,451,584	8,071,262
David's Bridal, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9.95% 1/18/24 (a)(b)(c)(e)	160,588	160,588
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7.65% 6/30/23 (a)(b)(c)(e)	115,457	115,457
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.4894% 8/19/23 (a)(b)(c)	3,024,817	2,734,435
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 4.0772% 8/19/22 (a)(b)(c)	4,316,299	2,089,002
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0271% 1/26/23 (a)(b)(c)	3,468,599	2,389,865
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.4894% 11/8/24 (a)(b)(c)	3,046,085	2,518,107
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (b)(c)(e)(g)	2,858,872	0
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.5152% 4/16/26 (a)(b)(c)	4,962,500	3,895,563
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 6.0152% 9/12/24 (a)(b)(c)	992,500	771,669
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.072% 5/31/25 (a)(b)(c)	5,132,742	3,984,291

TOTAL SUPER RETAIL		73,141,995

Technology - 15.8%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 8/10/25 (a)(b)(c)	5,742,550	3,202,678
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.2394% 4/23/26 (a)(b)(c)	1,980,000	1,593,900
Big Ass Fans LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2% 5/21/24 (a)(b)(c)	344,111	297,656
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.2394% 10/2/25 (a)(b)(c)	10,559,054	8,713,860
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7771% 4/19/25 (a)(b)(c)	870,292	744,099
Cabot Microelectronics Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3% 11/15/25 (a)(b)(c)	3,978,961	3,819,803
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.2394% 10/31/26 (a)(b)(c)	2,997,488	2,817,638
CCC Information Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (a)(b)(c)	3,924,453	3,560,029
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.4894% 4/30/25 (a)(b)(c)	4,917,557	4,671,679
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.2394% 4/4/26 (a)(b)(c)	7,676,413	7,215,828
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.9894% 8/23/25 (a)(b)(c)	2,678,218	2,526,444
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.7394% 11/29/24 (a)(b)(c)	2,937,538	2,075,870
Datto, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.2394% 4/2/26 (a)(b)(c)	1,985,000	1,712,063
DCert Buyer, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.9894% 10/16/26 (a)(b)(c)	6,500,000	5,763,355
Dell International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.99% 9/19/25 (a)(b)(c)	4,677,813	4,446,869
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.9894% 2/1/25 (a)(b)(c)	1,549,046	1,301,199
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.7394% 2/1/26 (a)(b)(c)(e)	600,000	510,000
Dynatrace LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 8/23/25 (a)(b)(c)	1,993,989	1,864,380
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1132% 8/14/25 (a)(b)(c)	659,695	554,143
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3876% 2/9/23 (a)(b)(c)	5,962,324	4,740,047
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.4894% 7/22/26 (a)(b)(c)	2,487,500	2,263,625
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.24% 6/1/22 (a)(b)(c)	5,082,248	4,624,846
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.2394% 3/8/26 (a)(b)(c)	545,000	463,250
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.2394% 3/8/25 (a)(b)(c)	3,458,400	2,835,888
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 4.9501% 12/2/24 (a)(b)(c)	1,546,863	1,322,568
3 month U.S. LIBOR + 7.500% 9.4084% 12/1/25 (a)(b)(c)	1,000,000	758,750
Fastball Merger Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.572% 1/22/27 (a)(b)(c)	1,030,000	865,200
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.2394% 10/1/25 (a)(b)(c)	13,449,972	12,855,887
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 2/15/24 (a)(b)(c)	4,591,373	4,367,543
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.9894% 7/7/25 (a)(b)(c)	685,000	606,225
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.2394% 7/1/24 (a)(b)(c)	2,759,259	2,552,314
II-VI, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.4894% 9/24/26 (a)(b)(c)	3,960,100	3,260,469
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 2/1/22 (a)(b)(c)	1,904,837	1,825,786
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.0133% 11/1/24 (a)(b)(c)	8,490,000	7,776,840
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7633% 11/1/23 (a)(b)(c)	7,993,945	7,256,184
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.25% 1/20/24 (a)(b)(c)	8,652,869	7,614,525
3 month U.S. LIBOR + 9.000% 10% 1/20/25 (a)(b)(c)	2,270,000	1,940,850
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 11/20/21 (a)(b)(c)	2,544,549	2,385,514
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 3.4894% 6/21/24 (a)(b)(c)	15,068,760	13,350,922
3 month U.S. LIBOR + 2.500% 3.4894% 6/21/24 (a)(b)(c)	2,415,575	2,140,200
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 4.6909% 9/29/24 (a)(b)(c)	8,132,417	7,590,229
3 month U.S. LIBOR + 8.500% 9.5% 9/29/25 (a)(b)(c)	1,607,727	1,503,225
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.822% 9/15/24 (a)(b)(c)	1,191,667	1,002,192
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8.61% 9/4/26 (a)(b)(c)	415,000	332,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.24% 9/4/25 (a)(b)(c)	1,610,558	1,385,080
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.9894% 9/19/26 (a)(b)(c)	2,611,875	2,442,103
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.13% 4/26/24 (a)(b)(c)	1,488,750	1,332,431
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.4894% 5/30/26 (a)(b)(c)	2,855,650	2,351,142
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7632% 11/3/23 (a)(b)(c)	5,829,515	5,042,531
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.2394% 5/31/25 (a)(b)(c)	3,705,052	3,059,743
S2P Acquisition Borrower, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.073% 8/14/26 (a)(b)(c)	373,125	312,492
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7416% 8/1/25 (a)(b)(c)	3,451,313	2,950,872
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3632% 3/3/23 (a)(b)(c)	4,170,084	3,888,604
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 4.7001% 9/30/22 (a)(b)(c)	5,545,047	5,253,932
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 4/16/25 (a)(b)(c)	5,169,355	4,820,423
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 4/16/25 (a)(b)(c)	3,688,690	3,439,704
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 4/16/25 (a)(b)(c)	6,997,023	6,529,132
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.7001% 9/30/23 (a)(b)(c)	1,206,833	1,094,199
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.8725% 3/9/23 (a)(b)(c)	5,629,436	3,602,839
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.7394% 5/1/24 (a)(b)(c)	7,757,730	6,904,380
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.0811% 9/28/24 (a)(b)(c)	7,271,671	6,762,654
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 4/4/25 (a)(b)(c)	6,970,305	6,435,892
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.7394% 5/4/26 (a)(b)(c)	6,328,200	5,874,658
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.9501% 1/27/23 (a)(b)(c)	3,320,598	2,822,508
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.4894% 8/27/25 (a)(b)(c)	7,321,403	6,882,119
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.2394% 7/2/25 (a)(b)(c)	9,875,000	8,649,611
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.2394% 7/2/26 (a)(b)(c)	3,500,000	2,982,000
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.0051% 3/1/26 (a)(b)(c)	8,388,776	7,612,815
VM Consolidated, Inc. Tranche B L1N, term loan 3 month U.S. LIBOR + 3.250% 4.2394% 2/28/25 (a)(b)(c)	2,319,297	2,064,175
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8632% 2/19/27 (a)(b)(c)	3,640,000	3,476,200
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.9451% 10/11/26 (a)(b)(c)	1,829,523	1,378,235
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9451% 10/11/25 (a)(b)(c)	4,511,461	3,676,841
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 5/17/26 (a)(b)(c)	3,628,715	3,127,952
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.7394% 9/30/26 (a)(b)(c)	2,992,500	2,753,100

TOTAL TECHNOLOGY		272,534,939

Telecommunications - 7.4%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 3.6736% 1/31/26 (a)(b)(c)	3,171,250	2,877,909
3 month U.S. LIBOR + 2.750% 4.4119% 7/15/25 (a)(b)(c)	5,367,104	4,857,229
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/11/26 (a)(b)(c)	2,960,000	2,316,200
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.2% 12/22/23 (a)(b)(c)	2,910,600	2,428,546
Front Range BidCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.9894% 2/20/27 (a)(b)(c)	13,000,000	12,220,000
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3495% 6/15/24 (a)(b)(c)	17,494,659	16,551,522
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.74% 5/31/25 (a)(b)(c)	4,421,250	3,089,348
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.682% 11/27/23 (a)(b)(c)	26,845,000	24,462,506
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.432% 1/2/24 (a)(b)(c)	4,000,000	3,656,000
Tranche B-5, term loan 6.625% 1/2/24 (c)	6,205,000	5,724,113
Iridium Satellite LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/4/26 (a)(b)(c)	2,675,000	2,514,500
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 3/1/27 (a)(b)(c)	5,508,653	5,123,047
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 2/10/24 (a)(b)(c)	2,910,000	2,240,700
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.9894% 2/1/24 (a)(b)(c)	8,906,318	8,164,154
Sabre Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.4942% 4/15/26 (a)(b)(c)	639,688	575,188
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.74% 4/11/25 (a)(b)(c)	4,421,250	4,169,239
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5032% 11/1/24 (a)(b)(c)	4,005,527	3,084,256
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (a)(b)(c)	7,055,000	3,284,103
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 3.7394% 7/31/25 (a)(b)(c)	7,172,789	6,581,034
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 4.3921% 1/31/26 (a)(b)(c)	1,008,833	938,215
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.7046% 8/14/26 (a)(b)(c)	5,925,000	5,613,938
Sprint Communications, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 4% 2/2/24 (a)(b)(c)	3,950,000	3,920,375
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/3/24 (a)(b)(c)	737,348	731,818
Windstream Services LLC 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.49% 2/26/21 (a)(b)(c)	3,000,000	2,910,000

TOTAL TELECOMMUNICATIONS		128,033,940

Transportation Ex Air/Rail - 0.0%
IBC Capital Ltd. 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.8894% 9/11/24 (a)(b)(c)	670,000	522,600
Utilities - 2.0%
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.62% 11/28/24 (a)(b)(c)	3,030,293	2,712,112
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8177% 11/1/26 (a)(b)(c)	1,995,000	1,653,356
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.9501% 11/13/21 (a)(b)(c)	3,951,675	2,825,448
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.9894% 8/28/25 (a)(b)(c)	3,034,155	2,791,423
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 4.9894% 2/15/24 (a)(b)(c)	3,327,113	1,974,076
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.46% 12/3/25 (a)(b)(c)(e)	1,825,927	1,552,038
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.2001% 12/19/20 (a)(b)(c)	7,628,701	6,263,164
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.24% 7/24/26 (a)(b)(c)	3,813,061	3,527,082
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.7394% 8/13/26 (a)(b)(c)	1,488,750	1,257,994
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.7028% 12/31/25 (a)(b)(c)	11,263,464	10,658,053

TOTAL UTILITIES		35,214,746

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,854,855,149)		1,568,195,700

Nonconvertible Bonds - 3.8%
Aerospace - 0.2%
TransDigm, Inc. 6.25% 3/15/26 (h)	4,000,000	3,980,000
Broadcasting - 0.0%
iHeartCommunications, Inc.:
6.375% 5/1/26	142,478	134,821
8.375% 5/1/27	258,242	219,867

TOTAL BROADCASTING		354,688

Cable/Satellite TV - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3 month U.S. LIBOR + 1.650% 3.4133% 2/1/24 (a)(b)	1,750,000	1,699,780
Chemicals - 0.1%
OCI NV 6.625% 4/15/23 (h)	1,000,000	910,000
Containers - 0.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.25% 9/15/22 (h)	1,500,000	1,498,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 5.3313% 7/15/21 (a)(b)(h)	5,780,000	5,635,500
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	1,085,000	1,079,575

TOTAL CONTAINERS		8,213,200

Diversified Financial Services - 0.2%
Financial & Risk U.S. Holdings, Inc. 6.25% 5/15/26 (h)	3,000,000	3,097,500
Energy - 0.6%
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.4905% 6/15/22 (a)(b)(h)	4,895,000	4,751,579
6.875% 6/15/25 (h)	1,000,000	865,000
Denbury Resources, Inc.:
9% 5/15/21 (h)	730,000	213,525
9.25% 3/31/22 (h)	1,455,000	349,200
EG Global Finance PLC:
6.75% 2/7/25 (h)	1,000,000	820,000
8.5% 10/30/25 (h)	1,905,000	1,695,450
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (g)(h)	1,435,000	172,200
Tervita Escrow Corp. 7.625% 12/1/21 (h)	670,000	469,000
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	1,140,000	923,400

TOTAL ENERGY		10,259,354

Food & Drug Retail - 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 2/15/23 (h)	220,000	216,590
Gaming - 0.4%
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	1,065,000	702,900
Scientific Games Corp. 5% 10/15/25 (h)	3,060,000	2,662,200
Stars Group Holdings BV 7% 7/15/26 (h)	2,000,000	1,880,400
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	1,367,000	1,120,530

TOTAL GAMING		6,366,030

Healthcare - 0.4%
Tenet Healthcare Corp.:
4.625% 7/15/24	2,500,000	2,381,250
5.125% 5/1/25	1,000,000	945,000
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (h)	2,515,000	2,540,905
7% 3/15/24 (h)	1,780,000	1,824,500

TOTAL HEALTHCARE		7,691,655

Homebuilders/Real Estate - 0.0%
VICI Properties, Inc.:
3.5% 2/15/25 (h)	240,000	221,700
4.25% 12/1/26 (h)	345,000	316,538
4.625% 12/1/29 (h)	200,000	182,000

TOTAL HOMEBUILDERS/REAL ESTATE		720,238

Leisure - 0.1%
Studio City Co. Ltd. 7.25% 11/30/21 (h)	2,000,000	1,919,375
Paper - 0.2%
Berry Global Escrow Corp. 4.875% 7/15/26 (h)	1,500,000	1,515,000
CommScope Finance LLC:
5.5% 3/1/24 (h)	1,100,000	1,113,200
6% 3/1/26 (h)	1,100,000	1,098,350

TOTAL PAPER		3,726,550

Services - 0.0%
APX Group, Inc. 7.625% 9/1/23	490,000	378,530
Super Retail - 0.1%
Staples, Inc. 10.75% 4/15/27 (h)	1,250,000	959,125
Technology - 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (h)	3,030,000	3,062,526
NXP BV/NXP Funding LLC 4.125% 6/1/21 (h)	2,665,000	2,688,595
SSL Robotics LLC 9.75% 12/31/23 (h)	1,200,000	1,236,000

TOTAL TECHNOLOGY		6,987,121

Telecommunications - 0.4%
Altice Financing SA 7.5% 5/15/26 (h)	3,095,000	2,998,746
SFR Group SA 7.375% 5/1/26 (h)	3,010,000	2,987,877

TOTAL TELECOMMUNICATIONS		5,986,623

Transportation Ex Air/Rail - 0.1%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (h)	2,255,000	1,947,437
TOTAL NONCONVERTIBLE BONDS
(Cost $72,309,821)		65,413,796
	Shares	Value

Common Stocks - 0.4%
Automotive & Auto Parts - 0.0%
Motors Liquidation Co. GUC Trust (i)	3,724	36,346
Broadcasting - 0.0%
Clear Channel Outdoor Holdings, Inc. (i)	59,243	37,916
iHeartMedia, Inc. (i)	25,194	184,168

TOTAL BROADCASTING		222,084

Energy - 0.2%
Expro Holdings U.S., Inc. (e)(i)	240,349	2,403,490
Expro Holdings U.S., Inc. (e)(h)(i)	88,205	882,050

TOTAL ENERGY		3,285,540

Publishing/Printing - 0.0%
Cenveo Corp. (e)(i)	4,167	121,510
Super Retail - 0.0%
David's Bridal, Inc. (e)	5,338	667
David's Bridal, Inc. rights (e)(i)	1,346	168

TOTAL SUPER RETAIL		835

Utilities - 0.2%
TexGen Power LLC (e)	85,051	2,680,808
TOTAL COMMON STOCKS
(Cost $11,971,516)		6,347,123

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (e)(i)
(Cost $45,406)	45,954	45,954

Money Market Funds - 7.8%
Fidelity Cash Central Fund 0.29% (j)
(Cost $134,571,184)	134,543,488	134,583,851
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $2,073,753,076)		1,774,586,424
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(47,661,466)
NET ASSETS - 100%		$1,726,924,958

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Level 3 security

 (f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,143,300 and $915,880, respectively.

 (g) Non-income producing - Security is in default.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,536,598 or 3.5% of net assets.

 (i) Non-income producing

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$993,029
Total	$993,029

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$222,084	$222,084	$--	$--
Consumer Discretionary	835	--	--	835
Energy	3,285,540	--	--	3,285,540
Financials	36,346	36,346	--	--
Industrials	121,510	--	--	121,510
Utilities	2,680,808	--	--	2,680,808
Bank Loan Obligations	1,568,195,700	--	1,556,520,780	11,674,920
Corporate Bonds	65,413,796	--	65,413,796	--
Other	45,954	--	--	45,954
Money Market Funds	134,583,851	134,583,851	--	--
Total Investments in Securities:	$1,774,586,424	$134,842,281	$1,621,934,576	$17,809,567

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$12,988,902
Net Realized Gain (Loss) on Investment Securities	101,396
Net Unrealized Gain (Loss) on Investment Securities	(4,336,542)
Cost of Purchases	6,612,993
Proceeds of Sales	(3,872,685)
Amortization/Accretion	1,408
Transfers into Level 3	6,331,743
Transfers out of Level 3	(17,648)
Ending Balance	$17,809,567
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2020	$(4,309,930)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.3%
Luxembourg	6.0%
Canada	1.0%
Netherlands	1.0%
France	1.0%
Others (Individually Less Than 1%)	1.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,939,181,892)	$1,640,002,573
Fidelity Central Funds (cost $134,571,184)	134,583,851
Total Investment in Securities (cost $2,073,753,076)		$1,774,586,424
Cash		495,535
Receivable for investments sold		17,050,100
Receivable for fund shares sold		24,660
Interest receivable		11,621,019
Distributions receivable from Fidelity Central Funds		64,797
Total assets		1,803,842,535
Liabilities
Payable for investments purchased	$76,816,954
Payable for fund shares redeemed	79,036
Other payables and accrued expenses	21,587
Total liabilities		76,917,577
Net Assets		$1,726,924,958
Net Assets consist of:
Paid in capital		$2,039,698,504
Total accumulated earnings (loss)		(312,773,546)
Net Assets		$1,726,924,958
Net Asset Value, offering price and redemption price per share ($1,726,924,958 ÷ 19,719,985 shares)		$87.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2020 (Unaudited)
Investment Income
Dividends		$1,025,606
Interest		52,913,716
Income from Fidelity Central Funds		993,029
Total income		54,932,351
Expenses
Custodian fees and expenses	$12,867
Independent directors' fees and expenses	5,511
Total expenses		18,378
Net investment income (loss)		54,913,973
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,917,759)
Fidelity Central Funds	2,597
Total net realized gain (loss)		(3,915,162)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(262,815,093)
Fidelity Central Funds	6,512
Total change in net unrealized appreciation (depreciation)		(262,808,581)
Net gain (loss)		(266,723,743)
Net increase (decrease) in net assets resulting from operations		$(211,809,770)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2020 (Unaudited)	Year ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,913,973	$122,252,172
Net realized gain (loss)	(3,915,162)	(6,808,177)
Change in net unrealized appreciation (depreciation)	(262,808,581)	(33,640,471)
Net increase (decrease) in net assets resulting from operations	(211,809,770)	81,803,524
Distributions to shareholders	(56,669,338)	(121,953,549)
Affiliated share transactions
Proceeds from sales of shares	79,247,313	55,039,774
Reinvestment of distributions	55,370,155	114,264,359
Cost of shares redeemed	(86,035,303)	(478,275,822)
Net increase (decrease) in net assets resulting from share transactions	48,582,165	(308,971,689)
Total increase (decrease) in net assets	(219,896,943)	(349,121,714)
Net Assets
Beginning of period	1,946,821,901	2,295,943,615
End of period	$1,726,924,958	$1,946,821,901
Other Information
Shares
Sold	831,267	544,187
Issued in reinvestment of distributions	562,700	1,128,026
Redeemed	(877,214)	(4,693,420)
Net increase (decrease)	516,753	(3,021,207)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Floating Rate Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$101.38	$103.31	$103.17	$102.63	$102.02	$107.17
Income from Investment Operations
Net investment income (loss)A	2.827	6.104	5.279	5.268	5.424	5.449
Net realized and unrealized gain (loss)	(13.718)	(1.943)	.401	.545	.357	(5.445)
Total from investment operations	(10.891)	4.161	5.680	5.813	5.781	.004
Distributions from net investment income	(2.919)	(6.091)	(5.215)	(5.223)	(5.171)	(5.154)
Distributions from net realized gain	–	–	(.325)	(.050)	–	–
Total distributions	(2.919)	(6.091)	(5.540)	(5.273)	(5.171)	(5.154)
Net asset value, end of period	$87.57	$101.38	$103.31	$103.17	$102.63	$102.02
Total ReturnB,C	(11.03)%	4.20%	5.65%	5.77%	5.95%	(.03)%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	- %G	.06%	- %G	- %G
Expenses net of fee waivers, if any	- %F,G	- %G	- %G	.06%	- %G	- %G
Expenses net of all reductions	- %F,G	- %G	- %G	.06%	- %G	- %G
Net investment income (loss)	5.70%F	6.01%	5.12%	5.09%	5.45%	5.15%
Supplemental Data
Net assets, end of period (000 omitted)	$1,726,925	$1,946,822	$2,295,944	$1,634,506	$1,614,419	$1,597,788
Portfolio turnover rateH	45%F	29%	47%	78%	48%	37%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2020

1. Organization.

Fidelity Floating Rate Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$6,088,693	Market approach	Parity price	$29.16	Increase
			Enterprise Value/EBITDA multiple (EV/EBITDA)	3.4 - 4.5 / 3.4	Increase
			Broker quote	$10.00	Increase
Bank Loan Obligations	$11,674,920	Market approach	Bid price	$75.00 - $90.00 / $86.85	Increase
			Enterprise Value/EBITDA multiple (EV/EBITDA)	4.5	Increase
		Recovery value	Recovery value	0.0%	Increase
Other	$45,954	Recovery value	Expected distribution	$1.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2020, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,122,613
Gross unrealized depreciation	(301,319,406)
Net unrealized appreciation (depreciation)	$(299,196,793)
Tax cost	$2,073,783,217

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(411,563)
Long-term	(4,298,933)
Total capital loss carryforward	$(4,710,496)

The Fund elected to defer to its next fiscal year approximately $5,907,016 of capital losses recognized during the period November 1,2018 to September 30, 2019.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Floating Rate Central Fund	441,207,909	408,435,689

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

7. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period-B October 1, 2019 to March 31, 2020
Actual	.0019%	$1,000.00	$889.70	$.01
Hypothetical-C		$1,000.00	$1,024.99	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Floating Rate Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FMRC with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain exceptions. Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

FR1-SANN-0520
1.814673.115

Fidelity® Equity Sector Central Funds

Semi-Annual Report

March 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Fidelity® Communication Services Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Consumer Discretionary Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Consumer Staples Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Energy Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Financials Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Health Care Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Industrials Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Information Technology Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Materials Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Real Estate Equity Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Utilities Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to shareholders:
(No Action is Required by You)

As part of a regular review of its organizational structure, Fidelity has decided to merge certain entities to streamline operations, increase efficiency, simplify reporting, and reduce legal, compliance, and accounting complexity and costs. In separate events, Fidelity has merged four of its investment advisers and two of its broker-dealers.

Effective on or about January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. (“FIISC”). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Distributors Company LLC”.

These mergers are not expected to affect fund shareholders or Fidelity clients, nor are they expected to result in any changes to the day-to-day management of Fidelity’s brokerage services, the Fidelity funds, their investment policies and practices, their portfolio management teams, or the funds’ expenses.

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Communication Services Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2020

% of fund's net assets
Facebook, Inc. Class A	20.1
Alphabet, Inc. Class A	19.9
Activision Blizzard, Inc.	6.1
T-Mobile U.S., Inc.	4.9
Netflix, Inc.	4.6
The Walt Disney Co.	4.6
Liberty Broadband Corp. Class A	4.4
Liberty Global PLC Class C	4.0
Comcast Corp. Class A	3.8
Lyft, Inc.	3.0
75.4

Top Industries (% of fund's net assets)

As of March 31, 2020
Interactive Media & Services	42.4%
Entertainment	22.5%
Media	17.8%
Wireless Telecommunication Services	6.8%
Diversified Telecommunication Services	4.4%
All Others*	6.1%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Communication Services Central Fund

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Communications Equipment - 1.1%
Communications Equipment - 1.1%
EchoStar Holding Corp. Class A (a)	556,700	$17,797,699
Diversified Telecommunication Services - 4.4%
Alternative Carriers - 2.0%
GCI Liberty, Inc. (a)	439,147	25,018,205
Vonage Holdings Corp. (a)	883,328	6,386,461
		31,404,666
Integrated Telecommunication Services - 2.4%
Verizon Communications, Inc.	690,820	37,117,759

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		68,522,425

Entertainment - 22.5%
Interactive Home Entertainment - 12.4%
Activision Blizzard, Inc.	1,604,825	95,454,991
DouYu International Holdings Ltd. ADR	1,893,354	12,136,399
Electronic Arts, Inc. (a)	419,866	42,057,977
Take-Two Interactive Software, Inc. (a)	283,260	33,597,469
Zynga, Inc. (a)	1,415,688	9,697,463
		192,944,299
Movies & Entertainment - 10.1%
Lions Gate Entertainment Corp.:
Class A (a)(b)	94,500	574,560
Class B (a)	877,626	4,897,153
Netflix, Inc. (a)	189,805	71,271,778
Spotify Technology SA (a)	21,100	2,562,384
The Walt Disney Co.	735,220	71,022,252
World Wrestling Entertainment, Inc. Class A (b)	185,624	6,298,222
		156,626,349

TOTAL ENTERTAINMENT		349,570,648

Interactive Media & Services - 42.4%
Interactive Media & Services - 42.4%
Alphabet, Inc. Class A (a)	266,094	309,187,923
ANGI Homeservices, Inc. Class A (a)(b)	3,343,602	17,553,911
Facebook, Inc. Class A (a)	1,879,725	313,538,129
Match Group, Inc. (a)(b)	205,276	13,556,427
Zillow Group, Inc. Class A (a)(b)	164,604	5,591,598
		659,427,988
Media - 17.8%
Broadcasting - 4.2%
Liberty Media Corp.:
Liberty Media Class A (a)	806,071	20,812,753
Liberty SiriusXM Series A (a)	539,130	17,085,030
Sinclair Broadcast Group, Inc. Class A (b)	640,788	10,303,871
ViacomCBS, Inc. Class B	1,186,143	16,617,863
		64,819,517
Cable & Satellite - 13.6%
Altice U.S.A., Inc. Class A (a)	382,292	8,521,289
Comcast Corp. Class A	1,727,082	59,377,079
DISH Network Corp. Class A (a)	337,163	6,739,888
Liberty Broadband Corp. Class A (a)	637,327	68,193,989
Liberty Global PLC Class C (a)	4,003,118	62,888,984
Liberty Latin America Ltd. Class C (a)(b)	604,325	6,200,375
		211,921,604

TOTAL MEDIA		276,741,121

Road & Rail - 3.0%
Trucking - 3.0%
Lyft, Inc.	1,756,700	47,167,395
Wireless Telecommunication Services - 6.8%
Wireless Telecommunication Services - 6.8%
Millicom International Cellular SA	302,837	8,600,571
Sprint Corp. (a)	2,487,600	21,443,112
T-Mobile U.S., Inc. (a)	913,186	76,616,305
		106,659,988
TOTAL COMMON STOCKS
(Cost $1,533,948,327)		1,525,887,264

Money Market Funds - 4.9%
Fidelity Cash Central Fund 0.29% (c)	31,435,424	31,444,855
Fidelity Securities Lending Cash Central Fund 0.28% (c)(d)	44,446,491	44,455,380
TOTAL MONEY MARKET FUNDS
(Cost $75,897,055)		75,900,235
TOTAL INVESTMENT IN SECURITIES - 102.9%
(Cost $1,609,845,382)		1,601,787,499
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(45,132,194)
NET ASSETS - 100%		$1,556,655,305

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$110,574
Fidelity Securities Lending Cash Central Fund	290,522
Total	$401,096

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Communication Services Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $43,499,849) — See accompanying schedule: Unaffiliated issuers (cost $1,533,948,327)	$1,525,887,264
Fidelity Central Funds (cost $75,897,055)	75,900,235
Total Investment in Securities (cost $1,609,845,382)		$1,601,787,499
Receivable for investments sold		8,277,810
Receivable for fund shares sold		433,394
Dividends receivable		665,056
Distributions receivable from Fidelity Central Funds		87,222
Total assets		1,611,250,981
Liabilities
Payable for investments purchased	$9,481,905
Payable for fund shares redeemed	651,391
Other payables and accrued expenses	11,750
Collateral on securities loaned	44,450,630
Total liabilities		54,595,676
Net Assets		$1,556,655,305
Net Assets consist of:
Paid in capital		$1,558,909,392
Total accumulated earnings (loss)		(2,254,087)
Net Assets		$1,556,655,305
Net Asset Value, offering price and redemption price per share ($1,556,655,305 ÷ 8,612,897 shares)		$180.74

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2020 (Unaudited)
Investment Income
Dividends		$4,719,019
Income from Fidelity Central Funds (including $290,522 from security lending)		401,096
Total income		5,120,115
Expenses
Custodian fees and expenses	$13,564
Independent directors' fees and expenses	5,005
Interest	975
Total expenses		19,544
Net investment income (loss)		5,100,571
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,349,324
Fidelity Central Funds	5,715
Foreign currency transactions	(8,125)
Total net realized gain (loss)		12,346,914
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(173,370,430)
Fidelity Central Funds	3,180
Assets and liabilities in foreign currencies	(119)
Total change in net unrealized appreciation (depreciation)		(173,367,369)
Net gain (loss)		(161,020,455)
Net increase (decrease) in net assets resulting from operations		$(155,919,884)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2020 (Unaudited)	Year ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,100,571	$11,444,085
Net realized gain (loss)	12,346,914	71,888,871
Change in net unrealized appreciation (depreciation)	(173,367,369)	110,009,033
Net increase (decrease) in net assets resulting from operations	(155,919,884)	193,341,989
Distributions to shareholders	(60,814,130)	(11,352,901)
Affiliated share transactions
Proceeds from sales of shares	153,833,505	1,304,532,014
Reinvestment of distributions	60,814,130	11,352,901
Cost of shares redeemed	(90,211,163)	(256,316,554)
Net increase (decrease) in net assets resulting from share transactions	124,436,472	1,059,568,361
Total increase (decrease) in net assets	(92,297,542)	1,241,557,449
Net Assets
Beginning of period	1,648,952,847	407,395,398
End of period	$1,556,655,305	$1,648,952,847
Other Information
Shares
Sold	766,746	7,085,633
Issued in reinvestment of distributions	282,572	59,668
Redeemed	(450,481)	(1,292,631)
Net increase (decrease)	598,837	5,852,670

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Communication Services Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$205.76	$188.49	$199.01	$191.47	$155.23	$163.86
Income from Investment Operations
Net investment income (loss)A	.62	1.56	5.12B	4.88	4.49	3.75
Net realized and unrealized gain (loss)	(18.11)	17.82	7.10	9.03	36.05	(8.58)
Total from investment operations	(17.49)	19.38	12.22	13.91	40.54	(4.83)
Distributions from net investment income	(.58)	(2.05)	(5.99)	(4.62)	(4.30)	(3.80)
Distributions from net realized gain	(6.95)	(.07)	(16.75)	(1.76)	–	–
Total distributions	(7.53)	(2.11)C	(22.74)	(6.37)D	(4.30)	(3.80)
Net asset value, end of period	$180.74	$205.76	$188.49	$199.01	$191.47	$155.23
Total ReturnE,F	(9.08)%	10.40%	6.95%	7.41%	26.33%	(3.10)%
Ratios to Average Net AssetsG,H
Expenses before reductions	- %I,J	- %J	- %J	.01%	.01%	- %J
Expenses net of fee waivers, if any	- %I,J	- %J	- %J	.01%	.01%	- %J
Expenses net of all reductions	- %I,J	- %J	- %J	.01%	.01%	- %J
Net investment income (loss)	.58%I	.80%	2.84%B	2.48%	2.51%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$1,556,655	$1,648,953	$407,395	$379,567	$384,097	$277,097
Portfolio turnover rateK	95%I	99%L	75%L	75%L	68%	58%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $1.20 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.18%.

 C Total distributions of $2.11 per share is comprised of distributions from net investment income of $2.045 and distributions from net realized gain of $.068 per share.

 D Total distributions of $6.37 per share is comprised of distributions from net investment income of $4.618 and distributions from net realized gain of $1.755 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Consumer Discretionary Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2020

% of fund's net assets
Amazon.com, Inc.	24.9
The Home Depot, Inc.	9.0
McDonald's Corp.	5.0
Lowe's Companies, Inc.	4.1
Starbucks Corp.	3.8
Burlington Stores, Inc.	3.6
Dollar General Corp.	3.4
TJX Companies, Inc.	3.3
NIKE, Inc. Class B	3.3
Dollar Tree, Inc.	2.9
63.3

Top Industries (% of fund's net assets)

As of March 31, 2020
Internet & Direct Marketing Retail	28.0%
Specialty Retail	26.7%
Hotels, Restaurants & Leisure	15.3%
Multiline Retail	7.9%
Textiles, Apparel & Luxury Goods	6.9%
All Others*	15.2%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Consumer Discretionary Central Fund

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value
Automobiles - 0.3%
Automobile Manufacturers - 0.3%
Ferrari NV	36,405	$5,554,311
Commercial Services & Supplies - 0.3%
Diversified Support Services - 0.3%
Copart, Inc. (a)	59,202	4,056,521
Diversified Consumer Services - 1.4%
Education Services - 1.4%
Bright Horizons Family Solutions, Inc. (a)	44,500	4,539,000
Grand Canyon Education, Inc. (a)	194,911	14,868,786
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	24,044	2,602,523
		22,010,309
Entertainment - 0.2%
Movies & Entertainment - 0.2%
Netflix, Inc. (a)	4,700	1,764,850
World Wrestling Entertainment, Inc. Class A	24,900	844,857
		2,609,707
Food & Staples Retailing - 2.0%
Food Distributors - 0.7%
Performance Food Group Co. (a)	258,060	6,379,243
U.S. Foods Holding Corp. (a)	271,825	4,814,021
		11,193,264
Food Retail - 0.2%
Kroger Co.	134,100	4,039,092
Hypermarkets & Super Centers - 1.1%
BJ's Wholesale Club Holdings, Inc. (a)	443,346	11,292,023
Walmart, Inc.	54,066	6,142,979
		17,435,002

TOTAL FOOD & STAPLES RETAILING		32,667,358

Hotels, Restaurants & Leisure - 15.3%
Casinos & Gaming - 1.0%
Churchill Downs, Inc.	119,679	12,320,953
Eldorado Resorts, Inc. (a)	302,316	4,353,350
		16,674,303
Hotels, Resorts & Cruise Lines - 1.9%
Hilton Grand Vacations, Inc. (a)	211,475	3,334,961
Hilton Worldwide Holdings, Inc.	257,766	17,589,952
Marriott Vacations Worldwide Corp. (b)	158,197	8,792,589
		29,717,502
Leisure Facilities - 1.7%
Drive Shack, Inc. (a)	668,950	1,016,804
Planet Fitness, Inc. (a)	257,542	12,542,295
Vail Resorts, Inc. (b)	93,479	13,807,783
		27,366,882
Restaurants - 10.7%
ARAMARK Holdings Corp.	258,800	5,168,236
Chipotle Mexican Grill, Inc. (a)	35,027	22,921,669
Dunkin' Brands Group, Inc.	1,150	61,065
McDonald's Corp.	488,388	80,754,956
Noodles & Co. (a)	293,400	1,381,914
Restaurant Brands International, Inc.	22,200	894,594
Starbucks Corp.	937,637	61,640,256
		172,822,690

TOTAL HOTELS, RESTAURANTS & LEISURE		246,581,377

Household Durables - 2.9%
Homebuilding - 2.9%
D.R. Horton, Inc.	556,729	18,928,786
Lennar Corp. Class A	326,376	12,467,563
NVR, Inc. (a)	5,638	14,484,642
		45,880,991
Interactive Media & Services - 0.2%
Interactive Media & Services - 0.2%
Alphabet, Inc. Class A (a)	2,170	2,521,432
Internet & Direct Marketing Retail - 28.0%
Internet & Direct Marketing Retail - 28.0%
Amazon.com, Inc. (a)	205,742	401,139,289
Delivery Hero AG (a)(c)	13,100	963,167
The Booking Holdings, Inc. (a)	34,880	46,924,762
The RealReal, Inc.	156,483	1,096,946
Wayfair LLC Class A (a)	19,715	1,053,570
		451,177,734
IT Services - 0.2%
Data Processing & Outsourced Services - 0.2%
PayPal Holdings, Inc. (a)	41,639	3,986,518
Multiline Retail - 7.9%
General Merchandise Stores - 7.9%
B&M European Value Retail SA	946,154	3,213,344
Dollar General Corp.	358,861	54,191,600
Dollar Tree, Inc. (a)	643,438	47,273,390
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	335,159	15,531,268
Target Corp.	81,300	7,558,461
		127,768,063
Road & Rail - 0.2%
Trucking - 0.2%
Lyft, Inc.	96,000	2,577,600
Specialty Retail - 26.7%
Apparel Retail - 9.4%
Burlington Stores, Inc. (a)	366,686	58,105,064
Ross Stores, Inc.	426,047	37,053,308
The Children's Place Retail Stores, Inc. (b)	157,493	3,080,563
TJX Companies, Inc.	1,112,581	53,192,498
		151,431,433
Automotive Retail - 2.3%
AutoZone, Inc. (a)	16,816	14,226,336
Monro, Inc.	87,506	3,833,638
O'Reilly Automotive, Inc. (a)	63,827	19,215,118
		37,275,092
Computer & Electronics Retail - 0.7%
Best Buy Co., Inc.	188,231	10,729,167
Home Improvement Retail - 13.4%
Floor & Decor Holdings, Inc. Class A (a)	157,159	5,043,232
Lowe's Companies, Inc.	765,230	65,848,042
The Home Depot, Inc.	776,913	145,057,426
		215,948,700
Specialty Stores - 0.9%
Five Below, Inc. (a)	114,235	8,039,859
National Vision Holdings, Inc. (a)	134,039	2,603,037
Sally Beauty Holdings, Inc. (a)	248,200	2,005,456
Ulta Beauty, Inc. (a)	13,453	2,363,692
		15,012,044

TOTAL SPECIALTY RETAIL		430,396,436

Textiles, Apparel & Luxury Goods - 6.9%
Apparel, Accessories & Luxury Goods - 2.9%
adidas AG	38,409	8,527,850
Canada Goose Holdings, Inc. (a)	45,600	911,806
Capri Holdings Ltd. (a)	304,505	3,285,609
Carter's, Inc.	90	5,916
G-III Apparel Group Ltd. (a)	79,630	613,151
Hermes International SCA	1,300	884,535
lululemon athletica, Inc. (a)	17,833	3,380,245
LVMH Moet Hennessy Louis Vuitton SE	25,791	9,458,887
PVH Corp.	241,250	9,080,650
Tapestry, Inc.	488,410	6,324,910
VF Corp.	76,600	4,142,528
		46,616,087
Footwear - 4.0%
Deckers Outdoor Corp. (a)	84,072	11,265,648
NIKE, Inc. Class B	639,852	52,941,354
		64,207,002

TOTAL TEXTILES, APPAREL& LUXURY GOODS		110,823,089

TOTAL COMMON STOCKS
(Cost $1,242,103,651)		1,488,611,446

Money Market Funds - 3.8%
Fidelity Cash Central Fund 0.29% (d)	45,006,231	45,019,733
Fidelity Securities Lending Cash Central Fund 0.28% (d)(e)	16,332,567	16,335,834
TOTAL MONEY MARKET FUNDS
(Cost $61,353,306)		61,355,567
TOTAL INVESTMENT IN SECURITIES - 96.3%
(Cost $1,303,456,957)		1,549,967,013
NET OTHER ASSETS (LIABILITIES) - 3.7%		60,350,855
NET ASSETS - 100%		$1,610,317,868

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $963,167 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$60,422
Fidelity Securities Lending Cash Central Fund	126,951
Total	$187,373

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,488,611,446	$1,465,563,663	$23,047,783	$--
Money Market Funds	61,355,567	61,355,567	--	--
Total Investments in Securities:	$1,549,967,013	$1,526,919,230	$23,047,783	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Consumer Discretionary Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $16,169,778) — See accompanying schedule: Unaffiliated issuers (cost $1,242,103,651)	$1,488,611,446
Fidelity Central Funds (cost $61,353,306)	61,355,567
Total Investment in Securities (cost $1,303,456,957)		$1,549,967,013
Foreign currency held at value (cost $2,386)		2,202
Receivable for investments sold		78,819,528
Receivable for fund shares sold		458,106
Dividends receivable		857,415
Distributions receivable from Fidelity Central Funds		15,268
Total assets		1,630,119,532
Liabilities
Payable for investments purchased	$2,752,089
Payable for fund shares redeemed	705,564
Other payables and accrued expenses	13,011
Collateral on securities loaned	16,331,000
Total liabilities		19,801,664
Net Assets		$1,610,317,868
Net Assets consist of:
Paid in capital		$1,388,229,146
Total accumulated earnings (loss)		222,088,722
Net Assets		$1,610,317,868
Net Asset Value, offering price and redemption price per share ($1,610,317,868 ÷ 5,819,830 shares)		$276.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2020 (Unaudited)
Investment Income
Dividends		$8,993,003
Income from Fidelity Central Funds (including $126,951 from security lending)		187,373
Total income		9,180,376
Expenses
Custodian fees and expenses	$14,123
Independent directors' fees and expenses	5,511
Interest	2,959
Total expenses		22,593
Net investment income (loss)		9,157,783
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(23,851,978)
Fidelity Central Funds	2,363
Foreign currency transactions	3,163
Total net realized gain (loss)		(23,846,452)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(313,546,923)
Fidelity Central Funds	2,261
Assets and liabilities in foreign currencies	11,305
Total change in net unrealized appreciation (depreciation)		(313,533,357)
Net gain (loss)		(337,379,809)
Net increase (decrease) in net assets resulting from operations		$(328,222,026)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2020 (Unaudited)	Year ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,157,783	$19,851,993
Net realized gain (loss)	(23,846,452)	191,630,432
Change in net unrealized appreciation (depreciation)	(313,533,357)	(192,987,558)
Net increase (decrease) in net assets resulting from operations	(328,222,026)	18,494,867
Distributions to shareholders	(55,656,014)	(79,897,874)
Affiliated share transactions
Proceeds from sales of shares	159,341,621	117,444,420
Reinvestment of distributions	55,656,014	79,897,874
Cost of shares redeemed	(95,174,568)	(676,484,183)
Net increase (decrease) in net assets resulting from share transactions	119,823,067	(479,141,889)
Total increase (decrease) in net assets	(264,054,973)	(540,544,896)
Net Assets
Beginning of period	1,874,372,841	2,414,917,737
End of period	$1,610,317,868	$1,874,372,841
Other Information
Shares
Sold	509,969	365,094
Issued in reinvestment of distributions	162,014	274,393
Redeemed	(299,662)	(2,080,066)
Net increase (decrease)	372,321	(1,440,579)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Consumer Discretionary Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$344.08	$350.59	$283.76	$248.76	$234.10	$213.75
Income from Investment Operations
Net investment income (loss)A	1.64	3.28	3.24	3.14	3.75	3.36
Net realized and unrealized gain (loss)	(58.88)	3.69B	82.54	34.62	14.67	20.24
Total from investment operations	(57.24)	6.97	85.78	37.76	18.42	23.60
Distributions from net investment income	(1.69)	(3.25)	(3.08)C	(2.76)	(3.76)	(3.25)
Distributions from net realized gain	(8.45)	(10.23)	(15.86)C	–	–	–
Total distributions	(10.14)	(13.48)	(18.95)D	(2.76)	(3.76)	(3.25)
Net asset value, end of period	$276.70	$344.08	$350.59	$283.76	$248.76	$234.10
Total ReturnE,F	(17.20)%	2.72%	31.42%	15.25%	7.91%	11.01%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyI	- %J	-%	-%	-%	-%	-%
Expenses net of all reductionsI	- %J	-%	-%	-%	-%	-%
Net investment income (loss)	.97%J	1.00%	1.02%	1.17%	1.54%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$1,610,318	$1,874,373	$2,414,918	$1,581,743	$1,579,033	$1,487,901
Portfolio turnover rateK	32%J	45%L	26%L	40%L	27%	68%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $18.95 per share is comprised of distributions from net investment income of $3.081 and distributions from net realized gain of $15.864 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Consumer Staples Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2020

% of fund's net assets
Procter & Gamble Co.	13.1
PepsiCo, Inc.	10.2
The Coca-Cola Co.	9.1
Mondelez International, Inc.	7.6
Walmart, Inc.	5.4
Altria Group, Inc.	4.8
Monster Beverage Corp.	4.6
Kroger Co.	4.3
Costco Wholesale Corp.	2.6
Spectrum Brands Holdings, Inc.	2.4
64.1

Top Industries (% of fund's net assets)

As of March 31, 2020
Beverages	30.3%
Household Products	20.5%
Food Products	19.3%
Food & Staples Retailing	13.0%
Tobacco	7.0%
All Others*	9.9%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Consumer Staples Central Fund

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Beverages - 30.3%
Brewers - 0.2%
Budweiser Brewing Co. APAC Ltd. (a)(b)	916,300	$2,356,475
Distillers & Vintners - 3.7%
Constellation Brands, Inc. Class A (sub. vtg.)	175,666	25,183,478
Diageo PLC	575,400	18,245,660
		43,429,138
Soft Drinks - 26.4%
Coca-Cola European Partners PLC	150,758	5,657,948
Keurig Dr. Pepper, Inc.	979,700	23,777,319
Monster Beverage Corp. (a)	952,678	53,597,664
PepsiCo, Inc.	1,001,300	120,256,130
The Coca-Cola Co.	2,427,561	107,419,574
		310,708,635

TOTAL BEVERAGES		356,494,248

Food & Staples Retailing - 13.0%
Food Distributors - 0.7%
U.S. Foods Holding Corp. (a)	503,208	8,911,814
Food Retail - 4.3%
Kroger Co.	1,672,923	50,388,441
Hypermarkets & Super Centers - 8.0%
Costco Wholesale Corp.	105,700	30,138,241
Walmart, Inc.	562,600	63,922,612
		94,060,853

TOTAL FOOD & STAPLES RETAILING		153,361,108

Food Products - 19.3%
Agricultural Products - 0.5%
Darling International, Inc. (a)	326,500	6,259,005
Packaged Foods & Meats - 18.8%
Conagra Brands, Inc.	510,000	14,963,400
Danone SA	268,012	17,152,297
Freshpet, Inc.(a)	253,030	16,161,026
General Mills, Inc.	250,800	13,234,716
Mondelez International, Inc.	1,796,912	89,989,353
Nomad Foods Ltd. (a)	522,700	9,701,312
The J.M. Smucker Co.	166,800	18,514,800
The Kraft Heinz Co.	481,200	11,904,888
TreeHouse Foods, Inc. (a)	268,973	11,875,158
Tyson Foods, Inc. Class A	297,100	17,193,177
		220,690,127

TOTAL FOOD PRODUCTS		226,949,132

Hotels, Restaurants & Leisure - 0.6%
Restaurants - 0.6%
Compass Group PLC	439,800	6,852,133
Household Products - 20.5%
Household Products - 20.5%
Colgate-Palmolive Co.	191,920	12,735,811
Energizer Holdings, Inc. (c)	419,200	12,680,800
Essity AB Class B	619,500	18,977,505
Procter & Gamble Co.	1,402,693	154,296,229
Reckitt Benckiser Group PLC	179,220	13,652,190
Spectrum Brands Holdings, Inc.	790,388	28,746,412
		241,088,947
Internet & Direct Marketing Retail - 0.5%
Internet & Direct Marketing Retail - 0.5%
Ocado Group PLC (a)	289,500	4,342,580
The Honest Co., Inc. (a)(d)(e)	171,220	1,657,410
		5,999,990
Multiline Retail - 1.5%
General Merchandise Stores - 1.5%
Dollar General Corp.	43,200	6,523,632
Dollar Tree, Inc. (a)	154,600	11,358,462
		17,882,094
Personal Products - 3.9%
Personal Products - 3.9%
Edgewell Personal Care Co. (a)	678,900	16,347,912
Estee Lauder Companies, Inc. Class A	21,867	3,484,288
Unilever NV	530,554	26,077,413
		45,909,613
Tobacco - 7.0%
Tobacco - 7.0%
Altria Group, Inc.	1,462,967	56,572,934
Philip Morris International, Inc.	348,853	25,452,315
		82,025,249
TOTAL COMMON STOCKS
(Cost $1,151,572,256)		1,136,562,514

Money Market Funds - 6.2%
Fidelity Cash Central Fund 0.29% (f)	59,341,314	59,359,116
Fidelity Securities Lending Cash Central Fund 0.28% (f)(g)	13,638,438	13,641,165
TOTAL MONEY MARKET FUNDS
(Cost $72,993,942)		73,000,281
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $1,224,566,198)		1,209,562,795
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(32,904,916)
NET ASSETS - 100%		$1,176,657,879

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,356,475 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,657,410 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc.	8/28/18	$1,921,088

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$426,365
Fidelity Securities Lending Cash Central Fund	32,718
Total	$459,083

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,136,562,514	$1,027,248,851	$107,656,253	$1,657,410
Money Market Funds	73,000,281	73,000,281	--	--
Total Investments in Securities:	$1,209,562,795	$1,100,249,132	$107,656,253	$1,657,410

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.4%
United Kingdom	4.3%
Netherlands	2.2%
Sweden	1.6%
France	1.5%
Others (Individually Less Than 1%)	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Consumer Staples Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,674,750) — See accompanying schedule: Unaffiliated issuers (cost $1,151,572,256)	$1,136,562,514
Fidelity Central Funds (cost $72,993,942)	73,000,281
Total Investment in Securities (cost $1,224,566,198)		$1,209,562,795
Foreign currency held at value (cost $2)		3
Receivable for fund shares sold		332,101
Dividends receivable		4,230,802
Distributions receivable from Fidelity Central Funds		58,122
Total assets		1,214,183,823
Liabilities
Payable for investments purchased	$23,373,070
Payable for fund shares redeemed	497,911
Other payables and accrued expenses	16,213
Collateral on securities loaned	13,638,750
Total liabilities		37,525,944
Net Assets		$1,176,657,879
Net Assets consist of:
Paid in capital		$1,228,151,387
Total accumulated earnings (loss)		(51,493,508)
Net Assets		$1,176,657,879
Net Asset Value, offering price and redemption price per share ($1,176,657,879 ÷ 6,517,792 shares)		$180.53

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2020 (Unaudited)
Investment Income
Dividends		$16,187,113
Income from Fidelity Central Funds (including $32,718 from security lending)		459,083
Total income		16,646,196
Expenses
Custodian fees and expenses	$20,973
Independent directors' fees and expenses	3,735
Interest	284
Total expenses		24,992
Net investment income (loss)		16,621,204
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,399,301)
Fidelity Central Funds	4,867
Foreign currency transactions	(36,041)
Total net realized gain (loss)		(10,430,475)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(148,081,476)
Fidelity Central Funds	6,340
Assets and liabilities in foreign currencies	1,763
Total change in net unrealized appreciation (depreciation)		(148,073,373)
Net gain (loss)		(158,503,848)
Net increase (decrease) in net assets resulting from operations		$(141,882,644)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2020 (Unaudited)	Year ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,621,204	$36,297,379
Net realized gain (loss)	(10,430,475)	21,177,624
Change in net unrealized appreciation (depreciation)	(148,073,373)	93,484,441
Net increase (decrease) in net assets resulting from operations	(141,882,644)	150,959,444
Distributions to shareholders	(16,903,586)	(132,323,878)
Affiliated share transactions
Proceeds from sales of shares	122,161,103	73,603,356
Reinvestment of distributions	16,903,586	132,323,878
Cost of shares redeemed	(68,082,667)	(265,528,310)
Net increase (decrease) in net assets resulting from share transactions	70,982,022	(59,601,076)
Total increase (decrease) in net assets	(87,804,208)	(40,965,510)
Net Assets
Beginning of period	1,264,462,087	1,305,427,597
End of period	$1,176,657,879	$1,264,462,087
Other Information
Shares
Sold	622,116	380,280
Issued in reinvestment of distributions	81,076	755,163
Redeemed	(345,333)	(1,354,820)
Net increase (decrease)	357,859	(219,377)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Consumer Staples Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$205.27	$204.63	$233.06	$228.00	$202.36	$205.11
Income from Investment Operations
Net investment income (loss)A	2.62	5.55	7.25B	6.10	5.30	5.31
Net realized and unrealized gain (loss)	(24.67)	16.16	(10.43)	7.65	25.50	(2.84)
Total from investment operations	(22.05)	21.71	(3.18)	13.75	30.80	2.47
Distributions from net investment income	(2.69)	(5.56)	(6.98)	(5.62)	(5.16)	(5.22)
Distributions from net realized gain	–	(15.51)	(18.26)	(3.07)	–	–
Total distributions	(2.69)	(21.07)	(25.25)C	(8.69)	(5.16)	(5.22)
Net asset value, end of period	$180.53	$205.27	$204.63	$233.06	$228.00	$202.36
Total ReturnD,E	(10.91)%	12.63%	(1.76)%	6.23%	15.29%	1.07%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyH	- %I	-%	-%	-%	-%	-%
Expenses net of all reductionsH	- %I	-%	-%	-%	-%	-%
Net investment income (loss)	2.55%I	2.85%	3.42%B	2.62%	2.38%	2.45%
Supplemental Data
Net assets, end of period (000 omitted)	$1,176,658	$1,264,462	$1,305,428	$1,183,082	$1,284,774	$1,097,772
Portfolio turnover rateJ	61%I	36%K	79%K	54%K	50%	65%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $1.86 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.55%.

 C Total distributions of $25.25 per share is comprised of distributions from net investment income of $6.982 and distributions from net realized gain of $18.264 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Energy Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2020

% of fund's net assets
Exxon Mobil Corp.	24.0
Hess Corp.	6.8
Total SA sponsored ADR	6.7
Chevron Corp.	6.6
Equinor ASA sponsored ADR	5.3
Phillips 66 Co.	5.3
Galp Energia SGPS SA Class B	5.3
Royal Dutch Shell PLC Class B sponsored ADR	5.1
Valero Energy Corp.	4.8
Canadian Natural Resources Ltd.	4.0
73.9

Top Industries (% of fund's net assets)

As of March 31, 2020
Oil, Gas & Consumable Fuels	90.1%
Energy Equipment & Services	6.9%
All Others*	3.0%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Energy Central Fund

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Energy Equipment & Services - 6.9%
Oil & Gas Equipment & Services - 6.9%
Baker Hughes Co. Class A	632,354	$6,639,717
CGG SA (a)	418,300	365,870
Oceaneering International, Inc. (a)	1,167,300	3,431,862
RigNet, Inc. (a)	8,156	14,681
SBM Offshore NV	670,500	8,864,326
Subsea 7 SA	1,786,200	8,436,815
TechnipFMC PLC	133,300	898,442
		28,651,713
Oil, Gas & Consumable Fuels - 90.1%
Integrated Oil & Gas - 53.0%
Chevron Corp.	382,142	27,690,009
Equinor ASA sponsored ADR	1,832,700	22,322,286
Exxon Mobil Corp.	2,647,038	100,508,033
Galp Energia SGPS SA Class B	1,932,300	22,098,146
Royal Dutch Shell PLC Class B sponsored ADR	650,645	21,250,066
Total SA sponsored ADR	755,900	28,149,716
		222,018,256
Oil & Gas Exploration & Production - 18.0%
Africa Oil Corp. (a)	3,199,576	1,955,259
Apache Corp.	894,700	3,739,846
Canadian Natural Resources Ltd.	1,221,459	16,707,941
Concho Resources, Inc.	83,400	3,573,690
Hess Corp.	856,175	28,510,628
Lundin Petroleum AB	212,181	4,005,252
MEG Energy Corp. (a)	5,722,200	6,790,360
Murphy Oil Corp. (b)	483,900	2,966,307
Pioneer Natural Resources Co.	104,429	7,325,694
		75,574,977
Oil & Gas Refining & Marketing - 10.2%
Marathon Petroleum Corp.	22,900	540,898
Phillips 66 Co.	415,711	22,302,895
Valero Energy Corp.	436,886	19,817,149
		42,660,942
Oil & Gas Storage & Transport - 8.9%
Cheniere Energy, Inc. (a)	377,878	12,658,913
Enbridge, Inc.	488,000	14,195,920
Gibson Energy, Inc.	284,900	3,289,721
Shell Midstream Partners LP	397,300	3,965,054
The Williams Companies, Inc.	94,200	1,332,930
Vopak NV	32,800	1,722,333
		37,164,871

TOTAL OIL, GAS & CONSUMABLE FUELS		377,419,046

TOTAL COMMON STOCKS
(Cost $705,302,192)		406,070,759

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.29% (c)	8,836,903	8,839,554
Fidelity Securities Lending Cash Central Fund 0.28% (c)(d)	1,735,686	1,736,033
TOTAL MONEY MARKET FUNDS
(Cost $10,575,334)		10,575,587
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $715,877,526)		416,646,346
NET OTHER ASSETS (LIABILITIES) - 0.5%		2,283,904
NET ASSETS - 100%		$418,930,250

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$138,394
Fidelity Securities Lending Cash Central Fund	51,801
Total	$190,195

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$406,070,759	$360,578,017	$45,492,742	$--
Money Market Funds	10,575,587	10,575,587	--	--
Total Investments in Securities:	$416,646,346	$371,153,604	$45,492,742	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	61.5%
Canada	10.3%
France	6.8%
Norway	5.3%
United Kingdom	5.3%
Portugal	5.3%
Netherlands	2.5%
Luxembourg	2.0%
Sweden	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Energy Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,767,279) — See accompanying schedule: Unaffiliated issuers (cost $705,302,192)	$406,070,759
Fidelity Central Funds (cost $10,575,334)	10,575,587
Total Investment in Securities (cost $715,877,526)		$416,646,346
Foreign currency held at value (cost $710)		10,524
Receivable for investments sold		3,650,471
Receivable for fund shares sold		100,637
Dividends receivable		1,232,446
Distributions receivable from Fidelity Central Funds		5,199
Total assets		421,645,623
Liabilities
Payable for investments purchased	$817,362
Payable for fund shares redeemed	151,770
Other payables and accrued expenses	16,441
Collateral on securities loaned	1,729,800
Total liabilities		2,715,373
Net Assets		$418,930,250
Net Assets consist of:
Paid in capital		$985,713,371
Total accumulated earnings (loss)		(566,783,121)
Net Assets		$418,930,250
Net Asset Value, offering price and redemption price per share ($418,930,250 ÷ 8,298,856 shares)		$50.48

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2020 (Unaudited)
Investment Income
Dividends		$12,016,105
Income from Fidelity Central Funds (including $51,801 from security lending)		190,195
Total income		12,206,300
Expenses
Custodian fees and expenses	$15,658
Independent directors' fees and expenses	2,263
Total expenses before reductions	17,921
Expense reductions	(919)
Total expenses after reductions		17,002
Net investment income (loss)		12,189,298
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $151,175)	(135,129,593)
Fidelity Central Funds	1,416
Foreign currency transactions	(43,605)
Total net realized gain (loss)		(135,171,782)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $73,240)	(254,601,750)
Fidelity Central Funds	253
Assets and liabilities in foreign currencies	19,972
Total change in net unrealized appreciation (depreciation)		(254,581,525)
Net gain (loss)		(389,753,307)
Net increase (decrease) in net assets resulting from operations		$(377,564,009)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2020 (Unaudited)	Year ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,189,298	$22,114,317
Net realized gain (loss)	(135,171,782)	(111,465,851)
Change in net unrealized appreciation (depreciation)	(254,581,525)	(241,612,361)
Net increase (decrease) in net assets resulting from operations	(377,564,009)	(330,963,895)
Distributions to shareholders	(9,049,681)	(21,448,701)
Affiliated share transactions
Proceeds from sales of shares	44,074,859	52,526,205
Reinvestment of distributions	9,049,681	21,448,701
Cost of shares redeemed	(33,499,000)	(176,194,350)
Net increase (decrease) in net assets resulting from share transactions	19,625,540	(102,219,444)
Total increase (decrease) in net assets	(366,988,150)	(454,632,040)
Net Assets
Beginning of period	785,918,400	1,240,550,440
End of period	$418,930,250	$785,918,400
Other Information
Shares
Sold	542,002	496,108
Issued in reinvestment of distributions	97,090	208,321
Redeemed	(442,156)	(1,664,520)
Net increase (decrease)	196,936	(960,091)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Energy Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$97.00	$136.90	$118.24	$127.46	$103.49	$154.78
Income from Investment Operations
Net investment income (loss)A	1.48	2.55	2.00	2.84B	1.72	2.32
Net realized and unrealized gain (loss)	(46.89)	(39.96)	20.29	(9.52)	23.93	(51.31)
Total from investment operations	(45.41)	(37.41)	22.29	(6.68)	25.65	(48.99)
Distributions from net investment income	(1.11)	(2.30)C	(2.36)C	(2.44)	(1.68)	(2.30)
Distributions from net realized gain	–	(.19)C	(1.27)C	(.10)	–	–
Total distributions	(1.11)	(2.49)	(3.63)	(2.54)	(1.68)	(2.30)
Net asset value, end of period	$50.48	$97.00	$136.90	$118.24	$127.46	$103.49
Total ReturnD,E	(47.34)%	(27.41)%	19.16%	(5.20)%	25.02%	(31.92)%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyH	- %I	-%	-%	-%	-%	-%
Expenses net of all reductionsH	- %I	-%	-%	-%	-%	-%
Net investment income (loss)	3.35%I	2.38%	1.55%	2.32%B	1.55%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$418,930	$785,918	$1,240,550	$940,326	$1,004,987	$803,804
Portfolio turnover rateJ	206%I	54%K	52%K	82%K	105%	70%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $1.32 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Financials Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2020

% of fund's net assets
Capital One Financial Corp.	7.3
Bank of New York Mellon Corp.	5.4
The Travelers Companies, Inc.	5.1
Bank of America Corp.	4.1
Wells Fargo & Co.	3.7
Morgan Stanley	3.6
Truist Financial Corp.	3.6
Cboe Global Markets, Inc.	3.0
Prologis, Inc.	2.8
Digital Realty Trust, Inc.	2.7
41.3

Top Industries (% of fund's net assets)

As of March 31, 2020
Banks	22.7%
Equity Real Estate Investment Trusts (Reits)	22.7%
Capital Markets	21.9%
Insurance	14.5%
Consumer Finance	12.8%
All Others*	5.4%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Financials Central Fund

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Banks - 22.7%
Diversified Banks - 9.5%
Bank of America Corp.	4,614,178	$97,958,999
Citigroup, Inc.	305,500	12,867,660
Piraeus Bank SA (a)	3,151,304	4,501,891
Societe Generale Series A	1,046,600	17,145,562
TCS Group Holding PLC:
GDR (b)	269,559	3,088,057
GDR unit	457,288	5,228,341
Wells Fargo & Co.	3,120,377	89,554,820
		230,345,330
Regional Banks - 13.2%
Comerica, Inc.	619,900	18,187,866
First Horizon National Corp.	3,528,669	28,441,072
Huntington Bancshares, Inc.	2,315,897	19,013,514
KeyCorp	4,889,695	50,706,137
M&T Bank Corp.	379,628	39,264,924
PNC Financial Services Group, Inc.	203,200	19,450,304
Signature Bank	311,446	25,037,144
Synovus Financial Corp.	833,500	14,636,260
Truist Financial Corp.	2,869,247	88,487,577
Wintrust Financial Corp.	539,900	17,741,114
		320,965,912

TOTAL BANKS		551,311,242

Capital Markets - 21.9%
Asset Management & Custody Banks - 11.0%
Affiliated Managers Group, Inc.	523,870	30,981,672
Bank of New York Mellon Corp.	3,865,600	130,193,408
BlackRock, Inc. Class A	138,614	60,986,002
Hamilton Lane, Inc. Class A	211,796	11,714,437
Invesco Ltd.	1,200,000	10,896,000
State Street Corp.	419,800	22,362,746
		267,134,265
Financial Exchanges & Data - 5.2%
Cboe Global Markets, Inc.	804,172	71,772,351
Intercontinental Exchange, Inc.	657,000	53,052,750
		124,825,101
Investment Banking & Brokerage - 5.7%
Lazard Ltd. Class A	483,986	11,402,710
Morgan Stanley	2,610,884	88,770,056
Virtu Financial, Inc. Class A (c)	1,862,031	38,767,485
		138,940,251

TOTAL CAPITAL MARKETS		530,899,617

Consumer Finance - 12.8%
Consumer Finance - 12.8%
Ally Financial, Inc.	1,837,745	26,518,660
American Express Co.	442,917	37,918,124
Capital One Financial Corp.	3,535,774	178,273,726
OneMain Holdings, Inc.	1,680,911	32,139,018
SLM Corp.	5,112,065	36,755,747
		311,605,275
Diversified Financial Services - 0.5%
Other Diversified Financial Services - 0.5%
StepStone Group Holdings LLC (d)(e)(f)	9,063	5,912,828
StepStone Group LP Class A (d)(e)(f)	9,063	5,912,828
		11,825,656
Equity Real Estate Investment Trusts (REITs) - 22.7%
Health Care REITs - 1.8%
CareTrust (REIT), Inc.	1,107,025	16,372,900
Healthcare Realty Trust, Inc.	931,322	26,011,823
		42,384,723
Hotel & Resort REITs - 0.3%
RLJ Lodging Trust	942,354	7,274,973
Industrial REITs - 4.0%
Americold Realty Trust	848,314	28,876,609
Prologis, Inc.	839,191	67,445,781
		96,322,390
Office REITs - 2.0%
Alexandria Real Estate Equities, Inc.	259,121	35,515,124
Highwoods Properties, Inc. (SBI)	398,820	14,126,204
		49,641,328
Residential REITs - 3.9%
AvalonBay Communities, Inc.	168,179	24,750,903
Equity Lifestyle Properties, Inc.	396,354	22,782,428
Essex Property Trust, Inc.	122,459	26,970,370
Invitation Homes, Inc.	985,651	21,063,362
		95,567,063
Retail REITs - 0.3%
Acadia Realty Trust (SBI)	627,716	7,777,401
Specialized REITs - 10.4%
American Tower Corp.	196,604	42,810,521
CubeSmart	1,204,415	32,266,278
Digital Realty Trust, Inc.	470,172	65,311,593
Four Corners Property Trust, Inc.	1,400,303	26,199,669
SBA Communications Corp. Class A	232,200	62,687,034
VICI Properties, Inc.	753,200	12,533,248
Weyerhaeuser Co.	601,200	10,190,340
		251,998,683

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		550,966,561

Insurance - 14.5%
Insurance Brokers - 4.7%
Marsh & McLennan Companies, Inc.	615,950	53,255,037
Willis Group Holdings PLC	364,328	61,881,111
		115,136,148
Life & Health Insurance - 1.3%
MetLife, Inc.	1,006,400	30,765,648
Multi-Line Insurance - 3.4%
American International Group, Inc.	1,406,463	34,106,728
Fairfax Financial Holdings Ltd. (sub. vtg.)	42,000	12,875,762
Hartford Financial Services Group, Inc.	1,005,369	35,429,204
		82,411,694
Property & Casualty Insurance - 5.1%
The Travelers Companies, Inc.	1,242,378	123,430,254

TOTAL INSURANCE		351,743,744

IT Services - 0.5%
Data Processing & Outsourced Services - 0.5%
Alliance Data Systems Corp.	210,500	7,083,325
GreenSky, Inc. Class A (a)(c)	1,227,072	4,687,415
		11,770,740
Real Estate Management & Development - 1.1%
Diversified Real Estate Activities - 0.5%
The RMR Group, Inc.	409,038	11,031,755
Real Estate Services - 0.6%
Jones Lang LaSalle, Inc.	142,087	14,347,945

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		25,379,700

Thrifts & Mortgage Finance - 2.1%
Thrifts & Mortgage Finance - 2.1%
Essent Group Ltd.	1,282,133	33,771,383
MGIC Investment Corp.	2,537,719	16,114,516
WMI Holdings Corp. (a)	20	147
		49,886,046
TOTAL COMMON STOCKS
(Cost $3,016,143,896)		2,395,388,581

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.29% (g)	25,355,819	25,363,426
Fidelity Securities Lending Cash Central Fund 0.28% (g)(h)	35,889,470	35,896,648
TOTAL MONEY MARKET FUNDS
(Cost $61,256,961)		61,260,074
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $3,077,400,857)		2,456,648,655
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(30,729,132)
NET ASSETS - 100%		$2,425,919,523

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,088,057 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,825,656 or 0.5% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
StepStone Group Holdings LLC	8/19/19	$7,250,000
StepStone Group LP Class A	8/19/19	7,250,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$393,158
Fidelity Securities Lending Cash Central Fund	126,101
Total	$519,259

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,395,388,581	$2,353,599,074	$29,963,851	$11,825,656
Money Market Funds	61,260,074	61,260,074	--	--
Total Investments in Securities:	$2,456,648,655	$2,414,859,148	$29,963,851	$11,825,656

See accompanying notes which are an integral part of the financial statements.

Fidelity® Financials Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $33,817,218) — See accompanying schedule: Unaffiliated issuers (cost $3,016,143,896)	$2,395,388,581
Fidelity Central Funds (cost $61,256,961)	61,260,074
Total Investment in Securities (cost $3,077,400,857)		$2,456,648,655
Cash		595,492
Restricted cash		363,650
Foreign currency held at value (cost $8)		8
Receivable for investments sold		1,183,608
Receivable for fund shares sold		692,942
Dividends receivable		4,608,783
Distributions receivable from Fidelity Central Funds		40,804
Total assets		2,464,133,942
Liabilities
Payable for investments purchased	$1,193,762
Payable for fund shares redeemed	1,085,101
Other payables and accrued expenses	44,656
Collateral on securities loaned	35,890,900
Total liabilities		38,214,419
Net Assets		$2,425,919,523
Net Assets consist of:
Paid in capital		$2,830,358,583
Total accumulated earnings (loss)		(404,439,060)
Net Assets		$2,425,919,523
Net Asset Value, offering price and redemption price per share ($2,425,919,523 ÷ 33,055,506 shares)		$73.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2020 (Unaudited)
Investment Income
Dividends		$46,558,496
Income from Fidelity Central Funds (including $126,101 from security lending)		519,259
Total income		47,077,755
Expenses
Custodian fees and expenses	$61,884
Independent directors' fees and expenses	9,743
Interest	53
Total expenses		71,680
Net investment income (loss)		47,006,075
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	244,271,840
Fidelity Central Funds	14,236
Foreign currency transactions	38,003
Total net realized gain (loss)		244,324,079
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,197,428,273)
Fidelity Central Funds	3,113
Assets and liabilities in foreign currencies	3,375
Total change in net unrealized appreciation (depreciation)		(1,197,421,785)
Net gain (loss)		(953,097,706)
Net increase (decrease) in net assets resulting from operations		$(906,091,631)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2020 (Unaudited)	Year ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,006,075	$86,892,514
Net realized gain (loss)	244,324,079	76,146,014
Change in net unrealized appreciation (depreciation)	(1,197,421,785)	30,720,237
Net increase (decrease) in net assets resulting from operations	(906,091,631)	193,758,765
Distributions to shareholders	(103,213,147)	(231,213,891)
Affiliated share transactions
Proceeds from sales of shares	190,079,904	178,203,434
Reinvestment of distributions	103,213,147	231,213,891
Cost of shares redeemed	(160,185,965)	(707,065,802)
Net increase (decrease) in net assets resulting from share transactions	133,107,086	(297,648,477)
Total increase (decrease) in net assets	(876,197,692)	(335,103,603)
Net Assets
Beginning of period	3,302,117,215	3,637,220,818
End of period	$2,425,919,523	$3,302,117,215
Other Information
Shares
Sold	1,978,100	1,817,306
Issued in reinvestment of distributions	973,225	2,567,597
Redeemed	(1,723,666)	(7,068,140)
Net increase (decrease)	1,227,659	(2,683,237)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Financials Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$103.75	$105.39	$106.12	$84.74	$80.86	$83.90
Income from Investment Operations
Net investment income (loss)A	1.44	2.55	2.18	1.70	1.59	1.57
Net realized and unrealized gain (loss)	(28.58)	2.69	5.49	21.29	3.79	(3.30)
Total from investment operations	(27.14)	5.24	7.67	22.99	5.38	(1.73)
Distributions from net investment income	(1.22)	(2.56)B	(1.90)	(1.50)	(1.50)	(1.31)
Distributions from net realized gain	(2.01)	(4.33)B	(6.50)	(.12)	–	–
Total distributions	(3.22)C	(6.88)D	(8.40)	(1.61)E	(1.50)	(1.31)
Net asset value, end of period	$73.39	$103.75	$105.39	$106.12	$84.74	$80.86
Total ReturnF,G	(27.10)%	6.10%	7.23%	27.34%	6.68%	(2.18)%
Ratios to Average Net AssetsH,I
Expenses before reductionsJ	- %K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyJ	- %K	-%	-%	-%	-%	-%
Expenses net of all reductionsJ	- %K	-%	-%	-%	-%	-%
Net investment income (loss)	2.83%K	2.57%	2.02%	1.75%	1.94%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$2,425,920	$3,302,117	$3,637,221	$3,030,086	$2,544,051	$2,301,182
Portfolio turnover rateL	127%K	63%M	48%M	52%M	57%	40%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $3.22 per share is comprised of distributions from net investment income of $1.215 and distributions from net realized gain of $2.007 per share.

 D Total distributions of $6.88 per share is comprised of distributions from net investment income of $2.558 and distributions from net realized gain of $4.325 per share.

 E Total distributions of $1.61 per share is comprised of distributions from net investment income of $1.495 and distributions from net realized gain of $.119 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Amount represents less than .005%.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Health Care Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2020

% of fund's net assets
UnitedHealth Group, Inc.	8.4
Roche Holding AG (participation certificate)	6.6
Boston Scientific Corp.	6.0
Cigna Corp.	5.7
AstraZeneca PLC (United Kingdom)	5.4
Eli Lilly & Co.	4.8
Humana, Inc.	4.2
Becton, Dickinson & Co.	3.8
Vertex Pharmaceuticals, Inc.	3.5
Centene Corp.	3.5
51.9

Top Industries (% of fund's net assets)

As of March 31, 2020
Biotechnology	24.2%
Health Care Providers & Services	23.5%
Pharmaceuticals	23.3%
Health Care Equipment & Supplies	21.9%
Life Sciences Tools & Services	2.5%
All Others*	4.6%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Health Care Central Fund

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Biotechnology - 24.2%
Biotechnology - 24.2%
AbbVie, Inc.	128,000	$9,752,320
Acceleron Pharma, Inc. (a)	350,000	31,454,500
Alexion Pharmaceuticals, Inc. (a)	240,000	21,549,600
Alnylam Pharmaceuticals, Inc. (a)	320,000	34,832,000
Amgen, Inc.	200,000	40,546,000
Aprea Therapeutics, Inc.	220,000	7,647,200
Arcutis Biotherapeutics, Inc. (a)	280,000	8,344,000
Argenx SE ADR (a)	240,000	31,615,200
Ascendis Pharma A/S sponsored ADR (a)	333,300	37,532,913
BeiGene Ltd. ADR (a)	108,000	13,295,880
BioNTech SE	580,752	33,576,758
Black Diamond Therapeutics, Inc. (a)	120,000	2,994,000
Blueprint Medicines Corp. (a)	160,000	9,356,800
Denali Therapeutics, Inc. (a)(b)	140,000	2,451,400
FibroGen, Inc. (a)	540,000	18,765,000
G1 Therapeutics, Inc. (a)	375,220	4,134,924
Innovent Biolgics, Inc. (a)(c)	2,860,000	11,933,799
Insmed, Inc. (a)	508,300	8,148,049
Intercept Pharmaceuticals, Inc. (a)	140,000	8,814,400
Kura Oncology, Inc. (a)	440,000	4,378,000
Neurocrine Biosciences, Inc. (a)	260,000	22,503,000
Passage Bio, Inc.	38,300	603,225
Principia Biopharma, Inc. (a)	306,600	18,205,908
Regeneron Pharmaceuticals, Inc. (a)	162,000	79,102,980
Revolution Medicines, Inc.	331,900	7,271,929
Sage Therapeutics, Inc. (a)	32,426	931,275
Sarepta Therapeutics, Inc. (a)(b)	415,000	40,595,300
TG Therapeutics, Inc. (a)(b)	600,000	5,904,000
Turning Point Therapeutics, Inc.	140,000	6,252,400
uniQure B.V. (a)	150,000	7,117,500
Vertex Pharmaceuticals, Inc. (a)	408,000	97,083,600
Viela Bio, Inc.	320,000	12,160,000
Xencor, Inc. (a)	451,542	13,492,075
Zymeworks, Inc. (a)	337,647	11,976,339
		664,322,274
Health Care Equipment & Supplies - 21.9%
Health Care Equipment - 21.7%
Atricure, Inc. (a)	360,000	12,092,400
Becton, Dickinson & Co.	450,000	103,396,500
Boston Scientific Corp. (a)	5,000,000	163,150,000
Danaher Corp.	240,000	33,218,400
DexCom, Inc. (a)	34,000	9,155,180
Insulet Corp. (a)	408,738	67,719,712
Intuitive Surgical, Inc. (a)	164,000	81,214,440
Masimo Corp. (a)	314,800	55,757,376
Penumbra, Inc. (a)	312,900	50,480,157
Shockwave Medical, Inc. (a)	110,664	3,671,832
Tandem Diabetes Care, Inc. (a)	235,000	15,122,250
		594,978,247
Health Care Supplies - 0.2%
Quidel Corp. (a)	44,244	4,327,506

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		599,305,753

Health Care Providers & Services - 23.5%
Health Care Distributors & Services - 0.5%
EBOS Group Ltd.	1,000,000	13,306,410
Health Care Services - 6.3%
1Life Healthcare, Inc. (a)	200,000	3,630,000
1Life Healthcare, Inc.	438,101	7,156,380
Cigna Corp.	880,000	155,918,400
Premier, Inc. (a)	160,000	5,235,200
		171,939,980
Managed Health Care - 16.7%
Anthem, Inc.	30,000	6,811,200
Centene Corp. (a)	1,600,000	95,056,000
Humana, Inc.	365,000	114,617,300
Molina Healthcare, Inc. (a)	72,900	10,184,859
UnitedHealth Group, Inc.	930,000	231,923,399
		458,592,758

TOTAL HEALTH CARE PROVIDERS & SERVICES		643,839,148

Health Care Technology - 1.0%
Health Care Technology - 1.0%
Castlight Health, Inc. (a)	689,200	498,361
Castlight Health, Inc. Class B (a)	1,000,000	723,100
Inspire Medical Systems, Inc. (a)	200,000	12,056,000
Veeva Systems, Inc. Class A (a)	90,000	14,073,300
		27,350,761
Life Sciences Tools & Services - 2.5%
Life Sciences Tools & Services - 2.5%
10X Genomics, Inc. (a)	3,100	193,192
Bruker Corp.	840,000	30,122,400
Lonza Group AG	95,000	39,075,771
		69,391,363
Pharmaceuticals - 22.9%
Pharmaceuticals - 22.9%
Arvinas Holding Co. LLC (a)	178,818	7,206,365
AstraZeneca PLC (United Kingdom)	1,650,000	147,013,149
Bristol-Myers Squibb Co.	280,000	15,607,200
Dechra Pharmaceuticals PLC	540,000	15,572,213
Eli Lilly & Co.	960,000	133,171,200
MyoKardia, Inc. (a)	225,493	10,571,112
Nektar Therapeutics (a)(b)	900,000	16,065,000
Recordati SpA	237,740	10,016,616
Roche Holding AG (participation certificate)	560,000	180,175,533
RPI International Holdings LP (d)(e)	41,845	6,753,155
Sanofi SA	840,000	72,722,931
Theravance Biopharma, Inc. (a)	506,870	11,713,766
		626,588,240
Professional Services - 0.4%
Research & Consulting Services - 0.4%
Clarivate Analytics PLC (a)	500,000	10,375,000
Software - 0.0%
Application Software - 0.0%
Outset Medical, Inc. (a)(d)(e)	272,038	546,796
TOTAL COMMON STOCKS
(Cost $2,068,002,751)		2,641,719,335

Convertible Preferred Stocks - 0.5%
Biotechnology - 0.0%
Biotechnology - 0.0%
Generation Bio:
Series B (a)(d)(e)	49,800	226,590
Series C (d)(e)	49,300	197,693
		424,283
Pharmaceuticals - 0.4%
Pharmaceuticals - 0.4%
Harmony Biosciences II, Inc.:
Series A (a)(d)(e)	3,606,378	7,068,501
Series C (d)(e)	1,486,194	2,912,940
		9,981,441
Software - 0.1%
Application Software - 0.1%
Outset Medical, Inc.:
Series C(a)(d)(e)	997,101	2,004,173
Series D (a)(d)(e)	482,315	1,282,958
		3,287,131
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $10,739,728)		13,692,855

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.29% (f)	88,070,871	88,097,292
Fidelity Securities Lending Cash Central Fund 0.28% (f)(g)	29,023,953	29,029,757
TOTAL MONEY MARKET FUNDS
(Cost $117,119,696)		117,127,049
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $2,195,862,175)		2,772,539,239
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(32,492,823)
NET ASSETS - 100%		$2,740,046,416

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,933,799 or 0.4% of net assets.

 (d) Level 3 security

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,992,806 or 0.8% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Generation Bio Series B	2/21/18	$455,456
Generation Bio Series C	1/9/20	$275,656
Harmony Biosciences II, Inc. Series A	9/22/17	$3,606,378
Harmony Biosciences II, Inc. Series C	8/9/19	$2,912,940
Outset Medical, Inc.	4/19/17 - 8/20/18	$594,689
Outset Medical, Inc. Series C	4/19/17	$2,095,408
Outset Medical, Inc. Series D	8/20/18	$1,393,890
RPI International Holdings LP	5/21/15 - 3/23/16	$5,567,439

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$322,791
Fidelity Securities Lending Cash Central Fund	133,053
Total	$455,844

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,641,719,335	$2,117,176,234	$517,243,150	$7,299,951
Convertible Preferred Stocks	13,692,855	--	--	13,692,855
Money Market Funds	117,127,049	117,127,049	--	--
Total Investments in Securities:	$2,772,539,239	$2,234,303,283	$517,243,150	$20,992,806

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.1%
Switzerland	8.0%
United Kingdom	6.0%
France	2.6%
Cayman Islands	1.5%
Netherlands	1.5%
Denmark	1.4%
Germany	1.2%
Others (Individually Less Than 1%)	1.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Health Care Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $28,036,859) — See accompanying schedule: Unaffiliated issuers (cost $2,078,742,479)	$2,655,412,190
Fidelity Central Funds (cost $117,119,696)	117,127,049
Total Investment in Securities (cost $2,195,862,175)		$2,772,539,239
Cash		109,842
Receivable for investments sold		24,486,543
Receivable for fund shares sold		708,825
Dividends receivable		2,939,492
Distributions receivable from Fidelity Central Funds		61,405
Total assets		2,800,845,346
Liabilities
Payable for investments purchased	$30,645,006
Payable for fund shares redeemed	1,088,671
Other payables and accrued expenses	41,311
Collateral on securities loaned	29,023,942
Total liabilities		60,798,930
Net Assets		$2,740,046,416
Net Assets consist of:
Paid in capital		$2,118,163,926
Total accumulated earnings (loss)		621,882,490
Net Assets		$2,740,046,416
Net Asset Value, offering price and redemption price per share ($2,740,046,416 ÷ 6,242,012 shares)		$438.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2020 (Unaudited)
Investment Income
Dividends		$15,233,785
Income from Fidelity Central Funds (including $133,053 from security lending)		455,844
Total income		15,689,629
Expenses
Custodian fees and expenses	$42,805
Independent directors' fees and expenses	8,110
Total expenses before reductions	50,915
Expense reductions	(2,806)
Total expenses after reductions		48,109
Net investment income (loss)		15,641,520
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	45,724,703
Fidelity Central Funds	4,904
Foreign currency transactions	(44,586)
Total net realized gain (loss)		45,685,021
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	149,830,694
Fidelity Central Funds	7,353
Assets and liabilities in foreign currencies	(69,610)
Total change in net unrealized appreciation (depreciation)		149,768,437
Net gain (loss)		195,453,458
Net increase (decrease) in net assets resulting from operations		$211,094,978

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2020 (Unaudited)	Year ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,641,520	$24,137,990
Net realized gain (loss)	45,685,021	93,480,960
Change in net unrealized appreciation (depreciation)	149,768,437	(422,348,598)
Net increase (decrease) in net assets resulting from operations	211,094,978	(304,729,648)
Distributions to shareholders	(32,868,692)	(175,905,413)
Affiliated share transactions
Proceeds from sales of shares	143,589,433	148,789,485
Reinvestment of distributions	32,868,692	175,905,413
Cost of shares redeemed	(140,608,215)	(664,673,502)
Net increase (decrease) in net assets resulting from share transactions	35,849,910	(339,978,604)
Total increase (decrease) in net assets	214,076,196	(820,613,665)
Net Assets
Beginning of period	2,525,970,220	3,346,583,885
End of period	$2,740,046,416	$2,525,970,220
Other Information
Shares
Sold	316,430	352,957
Issued in reinvestment of distributions	68,827	453,318
Redeemed	(317,829)	(1,556,589)
Net increase (decrease)	67,428	(750,314)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Health Care Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$409.09	$483.27	$400.12	$348.64	$326.12	$309.84
Income from Investment Operations
Net investment income (loss)A	2.51	3.60	3.66	3.39	2.85	2.36
Net realized and unrealized gain (loss)	32.68	(51.19)	95.26	51.07	22.25	15.99
Total from investment operations	35.19	(47.59)	98.92	54.46	25.10	18.35
Distributions from net investment income	(1.48)	(3.76)	(3.54)	(2.98)	(2.58)	(2.07)
Distributions from net realized gain	(3.82)	(22.83)	(12.23)	–	–	–
Total distributions	(5.31)B	(26.59)	(15.77)	(2.98)	(2.58)	(2.07)
Net asset value, end of period	$438.97	$409.09	$483.27	$400.12	$348.64	$326.12
Total ReturnC,D	8.50%	(9.51)%	25.71%	15.72%	7.73%	5.85%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyG	- %H	-%	-%	-%	-%	-%
Expenses net of all reductionsG	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	1.09%H	.85%	.87%	.95%	.85%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$2,740,046	$2,525,970	$3,346,584	$2,335,099	$1,958,248	$1,749,910
Portfolio turnover rateI	62%H	45%J	75%J	79%J	68%	97%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $5.31 per share is comprised of distributions from net investment income of $1.484 and distributions from net realized gain of $3.822 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Industrials Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2020

% of fund's net assets
Lockheed Martin Corp.	8.0
Caterpillar, Inc.	6.1
Honeywell International, Inc.	6.1
Union Pacific Corp.	5.8
Fortive Corp.	5.5
AMETEK, Inc.	5.0
Trane Technologies PLC	4.9
Old Dominion Freight Lines, Inc.	4.7
CSX Corp.	4.3
Harris Corp.	4.2
54.6

Top Industries (% of fund's net assets)

As of March 31, 2020
Machinery	19.3%
Road & Rail	17.7%
Aerospace & Defense	15.6%
Industrial Conglomerates	15.1%
Building Products	8.5%
All Others*	23.8%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Industrials Central Fund

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Aerospace & Defense - 15.6%
Aerospace & Defense - 15.6%
Harris Corp.	321,510	$57,910,381
HEICO Corp. Class A	86,261	5,512,078
Huntington Ingalls Industries, Inc.	42,400	7,725,704
Lockheed Martin Corp.	325,474	110,319,413
Teledyne Technologies, Inc. (a)	27,900	8,293,833
United Technologies Corp.	268,498	25,327,416
		215,088,825
Air Freight & Logistics - 1.4%
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	298,102	19,734,352
Airlines - 1.1%
Airlines - 1.1%
Delta Air Lines, Inc.	515,458	14,706,017
Building Products - 8.5%
Building Products - 8.5%
Fortune Brands Home & Security, Inc. (b)	1,139,776	49,295,312
Trane Technologies PLC	825,710	68,195,389
		117,490,701
Commercial Services & Supplies - 5.0%
Diversified Support Services - 1.9%
Cintas Corp.	151,328	26,213,036
Environmental & Facility Services - 3.1%
Waste Connection, Inc. (United States)	557,272	43,188,580

TOTAL COMMERCIAL SERVICES & SUPPLIES		69,401,616

Electrical Equipment - 6.7%
Electrical Components & Equipment - 6.7%
AMETEK, Inc.	969,832	69,847,301
Emerson Electric Co.	487,082	23,209,457
		93,056,758
Industrial Conglomerates - 15.1%
Industrial Conglomerates - 15.1%
Carlisle Companies, Inc.	332,978	41,715,484
General Electric Co.	3,948,600	31,351,884
Honeywell International, Inc.	636,313	85,132,316
Roper Technologies, Inc.	162,200	50,575,582
		208,775,266
Machinery - 19.3%
Construction Machinery & Heavy Trucks - 6.1%
Caterpillar, Inc.	734,183	85,194,595
Industrial Machinery - 13.2%
Fortive Corp.	1,375,794	75,930,071
Gardner Denver Holdings, Inc. (a)	2,211,848	54,853,830
IDEX Corp.	372,425	51,435,617
		182,219,518

TOTAL MACHINERY		267,414,113

Professional Services - 5.2%
Research & Consulting Services - 5.2%
IHS Markit Ltd.	614,354	36,861,240
TransUnion Holding Co., Inc.	521,795	34,532,393
		71,393,633
Road & Rail - 17.7%
Railroads - 10.1%
CSX Corp.	1,029,326	58,980,380
Union Pacific Corp.	574,516	81,029,737
		140,010,117
Trucking - 7.6%
Landstar System, Inc.	332,385	31,862,426
Old Dominion Freight Lines, Inc.	497,083	65,247,115
Schneider National, Inc. Class B	397,900	7,695,386
		104,804,927

TOTAL ROAD & RAIL		244,815,044

Trading Companies & Distributors - 2.2%
Trading Companies & Distributors - 2.2%
HD Supply Holdings, Inc. (a)	1,061,839	30,188,083
TOTAL COMMON STOCKS
(Cost $1,314,204,178)		1,352,064,408

Money Market Funds - 2.3%
Fidelity Cash Central Fund 0.29% (c)	32,673,612	32,683,414
Fidelity Securities Lending Cash Central Fund 0.28% (c)(d)	95,626	95,645
TOTAL MONEY MARKET FUNDS
(Cost $32,776,833)		32,779,059
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,346,981,011)		1,384,843,467
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,988,765)
NET ASSETS - 100%		$1,382,854,702

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$259,592
Fidelity Securities Lending Cash Central Fund	3,696
Total	$263,288

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.3%
Ireland	4.9%
Canada	3.1%
Bermuda	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Industrials Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $90,825) — See accompanying schedule: Unaffiliated issuers (cost $1,314,204,178)	$1,352,064,408
Fidelity Central Funds (cost $32,776,833)	32,779,059
Total Investment in Securities (cost $1,346,981,011)		$1,384,843,467
Cash		334,186
Receivable for investments sold		2,323,494
Receivable for fund shares sold		372,319
Dividends receivable		175,594
Distributions receivable from Fidelity Central Funds		33,030
Total assets		1,388,082,090
Liabilities
Payable for investments purchased	$4,541,940
Payable for fund shares redeemed	581,565
Other payables and accrued expenses	8,333
Collateral on securities loaned	95,550
Total liabilities		5,227,388
Net Assets		$1,382,854,702
Net Assets consist of:
Paid in capital		$1,496,452,526
Total accumulated earnings (loss)		(113,597,824)
Net Assets		$1,382,854,702
Net Asset Value, offering price and redemption price per share ($1,382,854,702 ÷ 6,258,538 shares)		$220.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2020 (Unaudited)
Investment Income
Dividends		$14,489,302
Income from Fidelity Central Funds (including $3,696 from security lending)		263,288
Total income		14,752,590
Expenses
Custodian fees and expenses	$7,217
Independent directors' fees and expenses	5,173
Total expenses before reductions	12,390
Expense reductions	(248)
Total expenses after reductions		12,142
Net investment income (loss)		14,740,448
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(93,087,786)
Fidelity Central Funds	5,081
Total net realized gain (loss)		(93,082,705)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(308,808,809)
Fidelity Central Funds	2,126
Assets and liabilities in foreign currencies	48
Total change in net unrealized appreciation (depreciation)		(308,806,635)
Net gain (loss)		(401,889,340)
Net increase (decrease) in net assets resulting from operations		$(387,148,892)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2020 (Unaudited)	Year ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,740,448	$30,707,693
Net realized gain (loss)	(93,082,705)	(35,764,020)
Change in net unrealized appreciation (depreciation)	(308,806,635)	(45,302,930)
Net increase (decrease) in net assets resulting from operations	(387,148,892)	(50,359,257)
Distributions to shareholders	(14,029,032)	(109,717,666)
Affiliated share transactions
Proceeds from sales of shares	103,850,889	81,238,751
Reinvestment of distributions	14,029,032	109,717,666
Cost of shares redeemed	(85,421,216)	(433,372,277)
Net increase (decrease) in net assets resulting from share transactions	32,458,705	(242,415,860)
Total increase (decrease) in net assets	(368,719,219)	(402,492,783)
Net Assets
Beginning of period	1,751,573,921	2,154,066,704
End of period	$1,382,854,702	$1,751,573,921
Other Information
Shares
Sold	385,192	302,752
Issued in reinvestment of distributions	48,505	453,644
Redeemed	(324,913)	(1,560,568)
Net increase (decrease)	108,784	(804,172)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Industrials Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$284.82	$309.76	$287.67	$242.21	$209.67	$216.95
Income from Investment Operations
Net investment income (loss)A	2.37	4.63	4.24	4.16	3.47	3.40
Net realized and unrealized gain (loss)	(63.97)	(12.78)	36.93	46.01	32.56	(7.35)
Total from investment operations	(61.60)	(8.15)	41.17	50.17	36.03	(3.95)
Distributions from net investment income	(2.27)	(4.64)	(4.06)	(3.85)	(3.49)	(3.33)
Distributions from net realized gain	–	(12.15)	(15.02)	(.86)	–	–
Total distributions	(2.27)	(16.79)	(19.08)	(4.71)	(3.49)	(3.33)
Net asset value, end of period	$220.95	$284.82	$309.76	$287.67	$242.21	$209.67
Total ReturnB,C	(21.81)%	(1.59)%	14.76%	20.91%	17.24%	(1.95)%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	1.67%G	1.69%	1.43%	1.56%	1.50%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$1,382,855	$1,751,574	$2,154,067	$1,608,609	$1,376,236	$1,173,665
Portfolio turnover rateH	38%G	71%I	65%I	65%I	60%	83%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Information Technology Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2020

% of fund's net assets
Microsoft Corp.	23.2
Apple, Inc.	20.0
Adobe, Inc.	5.2
Salesforce.com, Inc.	3.9
PayPal Holdings, Inc.	3.3
Analog Devices, Inc.	3.0
Micron Technology, Inc.	2.0
Cognizant Technology Solutions Corp. Class A	1.9
Autodesk, Inc.	1.9
Alphabet, Inc. Class A	1.7
66.1

Top Industries (% of fund's net assets)

As of March 31, 2020
Software	47.7%
Technology Hardware, Storage & Peripherals	20.7%
IT Services	11.3%
Semiconductors & Semiconductor Equipment	8.3%
Electronic Equipment & Components	4.5%
All Others*	7.5%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Information Technology Central Fund

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Electronic Equipment & Components - 4.5%
Electronic Components - 1.5%
Corning, Inc.	3,075,777	$63,176,460
Electronic Equipment & Instruments - 1.9%
Cognex Corp.	763,140	32,219,771
Trimble, Inc. (a)	1,604,553	51,072,922
		83,292,693
Electronic Manufacturing Services - 1.1%
TE Connectivity Ltd.	793,341	49,964,616

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		196,433,769

Entertainment - 1.6%
Interactive Home Entertainment - 1.6%
Electronic Arts, Inc. (a)	699,396	70,058,497
Equity Real Estate Investment Trusts (REITs) - 0.6%
Diversified REITs - 0.6%
Ant International Co. Ltd. Class C (a)(b)(c)	3,805,376	24,887,159
Interactive Media & Services - 1.7%
Interactive Media & Services - 1.7%
Alphabet, Inc. Class A (a)	65,256	75,824,209
IT Services - 11.3%
Data Processing & Outsourced Services - 3.6%
ExlService Holdings, Inc. (a)	205,766	10,706,005
PayPal Holdings, Inc. (a)	1,509,652	144,534,082
		155,240,087
Internet Services & Infrastructure - 3.2%
Akamai Technologies, Inc. (a)	548,467	50,179,246
GoDaddy, Inc. (a)	626,600	35,785,126
Twilio, Inc. Class A (a)(d)	568,900	50,910,861
		136,875,233
IT Consulting & Other Services - 4.5%
Capgemini SA	813,017	67,937,627
Cognizant Technology Solutions Corp. Class A	1,769,777	82,241,537
DXC Technology Co.	708,583	9,247,008
Gartner, Inc. (a)	382,135	38,049,182
		197,475,354

TOTAL IT SERVICES		489,590,674

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)(b)	1,008,062	511,905
Road & Rail - 0.3%
Trucking - 0.3%
Uber Technologies, Inc.	435,812	12,167,871
Semiconductors & Semiconductor Equipment - 8.3%
Semiconductor Equipment - 0.0%
SunEdison, Inc. (a)(b)	1,200	0
Semiconductors - 8.3%
Analog Devices, Inc.	1,438,561	128,966,994
Marvell Technology Group Ltd.	1,063,344	24,063,475
Microchip Technology, Inc. (d)	752,252	51,002,686
Micron Technology, Inc. (a)	2,020,311	84,974,281
ON Semiconductor Corp. (a)	433,500	5,392,740
Skyworks Solutions, Inc.	400,963	35,838,073
Xilinx, Inc.	375,300	29,250,882
		359,489,131

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		359,489,131

Software - 47.7%
Application Software - 21.2%
Adobe, Inc. (a)	713,949	227,207,130
Anaplan, Inc. (a)	517,600	15,662,576
Autodesk, Inc. (a)	517,832	80,833,575
Blackbaud, Inc.	378,500	21,025,675
Box, Inc. Class A (a)	889,918	12,494,449
Citrix Systems, Inc.	148,519	21,022,864
Constellation Software, Inc.	19,090	17,349,884
Elastic NV (a)	578,400	32,280,504
HubSpot, Inc. (a)(d)	351,504	46,816,818
LivePerson, Inc. (a)(d)	467,900	10,644,725
Micro Focus International PLC	1,464,922	7,228,789
Mimecast Ltd. (a)	391,700	13,827,010
Parametric Technology Corp. (a)	667,957	40,885,648
Pluralsight, Inc. (a)(d)	3,031,936	33,290,657
RealPage, Inc. (a)	535,200	28,328,136
Salesforce.com, Inc. (a)	1,182,031	170,188,823
Slack Technologies, Inc. Class A (a)(d)	1,149,730	30,858,753
Workday, Inc. Class A (a)	453,889	59,105,426
Workiva, Inc. (a)	499,100	16,135,903
Zendesk, Inc. (a)	542,300	34,712,623
		919,899,968
Systems Software - 26.5%
Microsoft Corp.	6,391,259	1,007,965,457
Nortonlifelock, Inc.	2,472,710	46,264,404
Palo Alto Networks, Inc. (a)	363,330	59,571,587
Proofpoint, Inc. (a)	108,600	11,141,274
Talend SA ADR (a)(d)	422,491	9,476,473
Tenable Holdings, Inc. (a)	886,500	19,378,890
		1,153,798,085

TOTAL SOFTWARE		2,073,698,053

Technology Hardware, Storage & Peripherals - 20.7%
Technology Hardware, Storage & Peripherals - 20.7%
Apple, Inc.	3,411,633	867,544,156
Pure Storage, Inc. Class A (a)	544,271	6,694,533
Western Digital Corp.	634,114	26,391,825
		900,630,514
TOTAL COMMON STOCKS
(Cost $3,533,624,861)		4,203,291,782

Money Market Funds - 5.6%
Fidelity Cash Central Fund 0.29% (e)	116,077,205	116,112,028
Fidelity Securities Lending Cash Central Fund 0.28% (e)(f)	128,882,114	128,907,890
TOTAL MONEY MARKET FUNDS
(Cost $245,002,384)		245,019,918
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $3,778,627,245)		4,448,311,700
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(102,124,275)
NET ASSETS - 100%		$4,346,187,425

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,887,159 or 0.6% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$21,348,159

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,273,352
Fidelity Securities Lending Cash Central Fund	101,728
Total	$1,375,080

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$4,203,291,782	$4,102,726,302	$75,166,416	$25,399,064
Money Market Funds	245,019,918	245,019,918	--	--
Total Investments in Securities:	$4,448,311,700	$4,347,746,220	$75,166,416	$25,399,064

See accompanying notes which are an integral part of the financial statements.

Fidelity® Information Technology Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $120,317,416) — See accompanying schedule: Unaffiliated issuers (cost $3,533,624,861)	$4,203,291,782
Fidelity Central Funds (cost $245,002,384)	245,019,918
Total Investment in Securities (cost $3,778,627,245)		$4,448,311,700
Foreign currency held at value (cost $143,787)		141,623
Receivable for investments sold		29,192,346
Receivable for fund shares sold		1,194,425
Dividends receivable		171,010
Distributions receivable from Fidelity Central Funds		109,265
Total assets		4,479,120,369
Liabilities
Payable for investments purchased	$2,193,928
Payable for fund shares redeemed	1,817,012
Other payables and accrued expenses	26,629
Collateral on securities loaned	128,895,375
Total liabilities		132,932,944
Net Assets		$4,346,187,425
Net Assets consist of:
Paid in capital		$3,497,672,575
Total accumulated earnings (loss)		848,514,850
Net Assets		$4,346,187,425
Net Asset Value, offering price and redemption price per share ($4,346,187,425 ÷ 10,936,649 shares)		$397.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2020 (Unaudited)
Investment Income
Dividends		$20,288,345
Special dividends		32,907,720
Income from Fidelity Central Funds (including $101,728 from security lending)		1,375,080
Total income		54,571,145
Expenses
Custodian fees and expenses	$20,811
Independent directors' fees and expenses	13,429
Total expenses before reductions	34,240
Expense reductions	(1,908)
Total expenses after reductions		32,332
Net investment income (loss)		54,538,813
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	199,672,332
Fidelity Central Funds	9,937
Foreign currency transactions	1,205
Total net realized gain (loss)		199,683,474
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(196,050,413)
Fidelity Central Funds	17,534
Assets and liabilities in foreign currencies	9,832
Total change in net unrealized appreciation (depreciation)		(196,023,047)
Net gain (loss)		3,660,427
Net increase (decrease) in net assets resulting from operations		$58,199,240

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2020 (Unaudited)	Year ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,538,813	$47,858,688
Net realized gain (loss)	199,683,474	186,949,547
Change in net unrealized appreciation (depreciation)	(196,023,047)	(351,534,010)
Net increase (decrease) in net assets resulting from operations	58,199,240	(116,725,775)
Distributions to shareholders	(154,828,163)	(777,091,120)
Affiliated share transactions
Proceeds from sales of shares	229,335,008	360,133,349
Reinvestment of distributions	154,828,163	777,091,120
Cost of shares redeemed	(240,810,273)	(1,733,610,068)
Net increase (decrease) in net assets resulting from share transactions	143,352,898	(596,385,599)
Total increase (decrease) in net assets	46,723,975	(1,490,202,494)
Net Assets
Beginning of period	4,299,463,450	5,789,665,944
End of period	$4,346,187,425	$4,299,463,450
Other Information
Shares
Sold	519,421	889,424
Issued in reinvestment of distributions	347,939	2,460,987
Redeemed	(567,883)	(4,297,390)
Net increase (decrease)	299,477	(946,979)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Information Technology Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$404.19	$499.79	$454.82	$330.24	$260.71	$262.98
Income from Investment Operations
Net investment income (loss)A	5.05B	4.20	3.67	2.78	2.48	2.24C
Net realized and unrealized gain (loss)	2.58	(19.37)	106.41	126.52	69.42	(2.37)
Total from investment operations	7.63	(15.17)	110.08	129.30	71.90	(.13)
Distributions from net investment income	(5.18)	(4.33)	(3.34)	(2.67)	(2.37)	(2.14)
Distributions from net realized gain	(9.24)	(76.10)	(61.77)	(2.05)	–	–
Total distributions	(14.42)	(80.43)	(65.11)	(4.72)	(2.37)	(2.14)
Net asset value, end of period	$397.40	$404.19	$499.79	$454.82	$330.24	$260.71
Total ReturnD,E	1.53%	1.67%	26.62%	39.59%	27.68%	(.11)%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	- %H,I	- %I	.01%	.01%	.01%	.01%
Expenses net of all reductions	- %H,I	- %I	.01%	.01%	.01%	.01%
Net investment income (loss)	2.28%B,H	1.09%	.78%	.73%	.86%	.81%C
Supplemental Data
Net assets, end of period (000 omitted)	$4,346,187	$4,299,463	$5,789,666	$4,003,923	$3,219,282	$2,532,510
Portfolio turnover rateJ	43%H	51%K	99%K	70%K	99%	138%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $3.04 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.43 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .65%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Materials Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2020

% of fund's net assets
Linde PLC	14.9
Air Products & Chemicals, Inc.	9.9
Crown Holdings, Inc.	9.5
Ecolab, Inc.	7.4
Summit Materials, Inc.	5.4
Martin Marietta Materials, Inc.	4.7
Vulcan Materials Co.	4.7
Innospec, Inc.	4.4
Commercial Metals Co.	4.2
Sherwin-Williams Co.	4.0
69.1

Top Industries (% of fund's net assets)

As of March 31, 2020
Chemicals	49.6%
Metals & Mining	21.7%
Construction Materials	14.8%
Containers & Packaging	9.5%
All Others*	4.4%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Materials Central Fund

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Chemicals - 49.6%
Commodity Chemicals - 3.2%
Tronox Holdings PLC	2,362,727	$11,766,380
Fertilizers & Agricultural Chemicals - 3.2%
FMC Corp.	145,152	11,857,467
Industrial Gases - 24.8%
Air Products & Chemicals, Inc.	183,389	36,606,278
Linde PLC	316,079	54,681,668
		91,287,946
Specialty Chemicals - 18.4%
Albemarle Corp. U.S. (a)	167,300	9,430,701
Ecolab, Inc.	175,319	27,319,960
Innospec, Inc.	233,100	16,198,119
Sherwin-Williams Co.	32,161	14,778,623
		67,727,403

TOTAL CHEMICALS		182,639,196

Construction Materials - 14.8%
Construction Materials - 14.8%
Martin Marietta Materials, Inc.	91,722	17,356,554
Summit Materials, Inc. (a)(b)	1,323,540	19,853,100
Vulcan Materials Co.	158,800	17,161,516
		54,371,170
Containers & Packaging - 9.5%
Metal & Glass Containers - 9.5%
Crown Holdings, Inc. (b)	602,795	34,986,222
Metals & Mining - 21.7%
Aluminum - 2.1%
Kaiser Aluminum Corp.	109,041	7,554,360
Copper - 6.7%
First Quantum Minerals Ltd.	2,135,400	10,909,917
Lundin Mining Corp.	3,653,375	13,732,931
		24,642,848
Gold - 7.2%
Newmont Corp.	290,956	13,174,488
Royal Gold, Inc.	153,700	13,481,027
		26,655,515
Steel - 5.7%
Commercial Metals Co.	973,156	15,366,133
Reliance Steel & Aluminum Co.	65,533	5,740,035
		21,106,168

TOTAL METALS & MINING		79,958,891

TOTAL COMMON STOCKS
(Cost $401,746,728)		351,955,479

Money Market Funds - 6.4%
Fidelity Cash Central Fund 0.29% (c)	15,958,623	15,963,410
Fidelity Securities Lending Cash Central Fund 0.28% (c)(d)	7,612,261	7,613,784
TOTAL MONEY MARKET FUNDS
(Cost $23,576,485)		23,577,194
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $425,323,213)		375,532,673
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(7,409,852)
NET ASSETS - 100%		$368,122,821

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$103,402
Fidelity Securities Lending Cash Central Fund	5,035
Total	$108,437

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	75.2%
Ireland	14.9%
Canada	6.7%
United Kingdom	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Materials Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,600,011) — See accompanying schedule: Unaffiliated issuers (cost $401,746,728)	$351,955,479
Fidelity Central Funds (cost $23,576,485)	23,577,194
Total Investment in Securities (cost $425,323,213)		$375,532,673
Foreign currency held at value (cost $3)		3
Receivable for fund shares sold		108,124
Dividends receivable		631,863
Distributions receivable from Fidelity Central Funds		6,608
Total assets		376,279,271
Liabilities
Payable for investments purchased	$370,219
Payable for fund shares redeemed	168,742
Other payables and accrued expenses	6,214
Collateral on securities loaned	7,611,275
Total liabilities		8,156,450
Net Assets		$368,122,821
Net Assets consist of:
Paid in capital		$520,217,912
Total accumulated earnings (loss)		(152,095,091)
Net Assets		$368,122,821
Net Asset Value, offering price and redemption price per share ($368,122,821 ÷ 2,476,642 shares)		$148.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2020 (Unaudited)
Investment Income
Dividends		$3,641,138
Income from Fidelity Central Funds (including $5,035 from security lending)		108,437
Total income		3,749,575
Expenses
Custodian fees and expenses	$4,531
Independent directors' fees and expenses	1,293
Total expenses		5,824
Net investment income (loss)		3,743,751
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(60,477,785)
Fidelity Central Funds	3,120
Foreign currency transactions	(13,742)
Total net realized gain (loss)		(60,488,407)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(46,060,510)
Fidelity Central Funds	709
Assets and liabilities in foreign currencies	4,028
Total change in net unrealized appreciation (depreciation)		(46,055,773)
Net gain (loss)		(106,544,180)
Net increase (decrease) in net assets resulting from operations		$(102,800,429)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2020 (Unaudited)	Year ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,743,751	$10,128,113
Net realized gain (loss)	(60,488,407)	(32,773,436)
Change in net unrealized appreciation (depreciation)	(46,055,773)	(27,845,946)
Net increase (decrease) in net assets resulting from operations	(102,800,429)	(50,491,269)
Distributions to shareholders	(3,467,349)	(46,771,503)
Affiliated share transactions
Proceeds from sales of shares	54,450,994	27,873,938
Reinvestment of distributions	3,467,349	46,771,503
Cost of shares redeemed	(24,153,310)	(95,167,903)
Net increase (decrease) in net assets resulting from share transactions	33,765,033	(20,522,462)
Total increase (decrease) in net assets	(72,502,745)	(117,785,234)
Net Assets
Beginning of period	440,625,566	558,410,800
End of period	$368,122,821	$440,625,566
Other Information
Shares
Sold	326,476	140,622
Issued in reinvestment of distributions	17,627	258,092
Redeemed	(138,365)	(476,014)
Net increase (decrease)	205,738	(77,300)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Materials Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$194.03	$237.80	$260.41	$213.34	$188.48	$229.95
Income from Investment Operations
Net investment income (loss)A	1.60	4.25	4.94	4.24	4.48	4.34
Net realized and unrealized gain (loss)	(45.49)	(27.55)	(7.93)	46.66	24.73	(41.59)
Total from investment operations	(43.89)	(23.30)	(2.99)	50.90	29.21	(37.25)
Distributions from net investment income	(1.49)	(4.64)	(4.54)	(3.83)	(4.35)	(4.22)
Distributions from net realized gain	(.01)	(15.83)	(15.08)	–	–	–
Total distributions	(1.50)	(20.47)	(19.62)	(3.83)	(4.35)	(4.22)
Net asset value, end of period	$148.64	$194.03	$237.80	$260.41	$213.34	$188.48
Total ReturnB,C	(22.81)%	(9.04)%	(1.66)%	24.05%	15.62%	(16.46)%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	- %G	.01%	- %G	- %G
Expenses net of fee waivers, if any	- %F,G	- %G	- %G	.01%	- %G	- %G
Expenses net of all reductions	- %F,G	- %G	- %G	.01%	- %G	- %G
Net investment income (loss)	1.69%F	2.13%	1.92%	1.80%	2.21%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$368,123	$440,626	$558,411	$473,845	$400,862	$358,642
Portfolio turnover rateH	210%F	74%I	78%I	54%I	56%	72%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Real Estate Equity Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2020

% of fund's net assets
Prologis, Inc.	10.4
Digital Realty Trust, Inc.	7.9
Equinix, Inc.	7.6
Alexandria Real Estate Equities, Inc.	4.9
CubeSmart	4.6
AvalonBay Communities, Inc.	4.3
Essex Property Trust, Inc.	3.8
VICI Properties, Inc.	3.5
UDR, Inc.	3.3
Healthcare Realty Trust, Inc.	3.2
53.5

Top Five REIT Sectors as of March 31, 2020

% of fund's net assets
REITs - Diversified	22.4
REITs - Apartments	16.2
REITs - Warehouse/Industrial	15.6
REITs - Office Property	11.7
REITs - Health Care	9.6

Asset Allocation (% of fund's net assets)

As of March 31, 2020
Stocks	98.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.7%

Fidelity® Real Estate Equity Central Fund

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 98.3%
REITs - Apartments - 16.2%
AvalonBay Communities, Inc.	147,962	$21,775,568
Essex Property Trust, Inc.	87,519	19,275,185
Invitation Homes, Inc.	621,104	13,272,992
Mid-America Apartment Communities, Inc.	105,400	10,859,362
UDR, Inc.	455,182	16,632,350
		81,815,457
REITs - Diversified - 22.4%
Clipper Realty, Inc.	511,464	2,649,384
Digital Realty Trust, Inc.	285,323	39,634,218
Duke Realty Corp.	456,326	14,775,836
Equinix, Inc.	61,438	38,372,332
VICI Properties, Inc.	1,057,031	17,588,996
		113,020,766
REITs - Health Care - 9.6%
CareTrust (REIT), Inc.	613,800	9,078,102
Healthcare Realty Trust, Inc.	585,210	16,344,915
Ventas, Inc.	429,094	11,499,719
Welltower, Inc.	255,966	11,718,123
		48,640,859
REITs - Hotels - 1.6%
RLJ Lodging Trust	1,010,996	7,804,889
REITs - Management/Investment - 6.4%
American Tower Corp.	16,600	3,614,650
Lexington Corporate Properties Trust	808,537	8,028,772
National Retail Properties, Inc.	505,081	16,258,557
Weyerhaeuser Co.	270,383	4,582,992
		32,484,971
REITs - Manufactured Homes - 3.2%
Equity Lifestyle Properties, Inc.	280,600	16,128,888
REITs - Office Buildings - 0.4%
CyrusOne, Inc.	32,300	1,994,525
REITs - Office Property - 11.7%
Alexandria Real Estate Equities, Inc.	182,480	25,010,709
Douglas Emmett, Inc.	480,662	14,664,998
Highwoods Properties, Inc. (SBI)	299,588	10,611,407
Mack-Cali Realty Corp.	284,088	4,326,660
VEREIT, Inc.	954,800	4,668,972
		59,282,746
REITs - Shopping Centers - 1.7%
Acadia Realty Trust (SBI)	267,846	3,318,612
SITE Centers Corp.	429,603	2,238,232
Urban Edge Properties	316,390	2,787,396
		8,344,240
REITs - Single Tenant - 2.9%
Four Corners Property Trust, Inc.	770,000	14,406,700
REITs - Storage - 6.6%
CubeSmart	868,219	23,259,587
Extra Space Storage, Inc.	102,335	9,799,600
		33,059,187
REITs - Warehouse/Industrial - 15.6%
Americold Realty Trust	459,600	15,644,784
Prologis, Inc.	655,121	52,652,074
Terreno Realty Corp.	206,016	10,661,328
		78,958,186
TOTAL COMMON STOCKS
(Cost $590,571,377)		495,941,414

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.29% (a)
(Cost $5,031,931)	5,030,422	5,031,931
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $595,603,308)		500,973,345
NET OTHER ASSETS (LIABILITIES) - 0.7%		3,770,491
NET ASSETS - 100%		$504,743,836

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$87,571
Total	$87,571

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Real Estate Equity Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $590,571,377)	$495,941,414
Fidelity Central Funds (cost $5,031,931)	5,031,931
Total Investment in Securities (cost $595,603,308)		$500,973,345
Receivable for investments sold		2,818,748
Receivable for fund shares sold		32,091
Dividends receivable		2,797,145
Distributions receivable from Fidelity Central Funds		6,746
Total assets		506,628,075
Liabilities
Payable for investments purchased	$1,792,670
Payable for fund shares redeemed	82,899
Other payables and accrued expenses	8,670
Total liabilities		1,884,239
Net Assets		$504,743,836
Net Assets consist of:
Paid in capital		$699,455,998
Total accumulated earnings (loss)		(194,712,162)
Net Assets		$504,743,836
Net Asset Value, offering price and redemption price per share ($504,743,836 ÷ 5,336,488 shares)		$94.58

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2020 (Unaudited)
Investment Income
Dividends		$11,871,980
Income from Fidelity Central Funds		87,571
Total income		11,959,551
Expenses
Custodian fees and expenses	$7,934
Independent directors' fees and expenses	1,872
Interest	257
Total expenses before reductions	10,063
Expense reductions	(252)
Total expenses after reductions		9,811
Net investment income (loss)		11,949,740
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(102,782,195)
Fidelity Central Funds	1,308
Total net realized gain (loss)		(102,780,887)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(137,212,991)
Fidelity Central Funds	(104)
Total change in net unrealized appreciation (depreciation)		(137,213,095)
Net gain (loss)		(239,993,982)
Net increase (decrease) in net assets resulting from operations		$(228,044,242)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2020 (Unaudited)	Year ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,949,740	$6,574,112
Net realized gain (loss)	(102,780,887)	(652,434)
Change in net unrealized appreciation (depreciation)	(137,213,095)	30,902,968
Net increase (decrease) in net assets resulting from operations	(228,044,242)	36,824,646
Distributions to shareholders	(9,666,275)	(7,127,321)
Affiliated share transactions
Proceeds from sales of shares	526,897,448	302,970,039
Reinvestment of distributions	9,666,275	7,127,321
Cost of shares redeemed	(248,011,717)	(12,596,003)
Net increase (decrease) in net assets resulting from share transactions	288,552,006	297,501,357
Total increase (decrease) in net assets	50,841,489	327,198,682
Net Assets
Beginning of period	453,902,347	126,703,665
End of period	$504,743,836	$453,902,347
Other Information
Shares
Sold	4,359,517	2,536,940
Issued in reinvestment of distributions	81,243	66,669
Redeemed	(2,752,160)	(110,408)
Net increase (decrease)	1,688,600	2,493,201

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Real Estate Equity Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$124.43	$109.73	$112.82	$113.15	$95.92	$100.00
Income from Investment Operations
Net investment income (loss)B	1.85	3.92	3.84	3.00	3.03	2.53
Net realized and unrealized gain (loss)	(30.09)	15.85	.13	(.91)	17.03	(4.24)
Total from investment operations	(28.24)	19.77	3.97	2.09	20.06	(1.71)
Distributions from net investment income	(1.61)	(3.16)	(3.16)C	(2.29)	(2.83)	(2.37)
Distributions from net realized gain	–	(1.91)	(3.90)C	(.12)	–	–
Total distributions	(1.61)	(5.07)	(7.06)	(2.42)D	(2.83)	(2.37)
Net asset value, end of period	$94.58	$124.43	$109.73	$112.82	$113.15	$95.92
Total ReturnE,F	(22.96)%	18.98%	3.73%	1.95%	21.08%	(1.81)%
Ratios to Average Net AssetsG,H
Expenses before reductions	- %I,J	.01%	.01%	.01%	.01%	.01%I
Expenses net of fee waivers, if any	- %I,J	.01%	.01%	.01%	.01%	.01%I
Expenses net of all reductions	- %I,J	.01%	.01%	.01%	.01%	.01%I
Net investment income (loss)	3.12%I	3.44%	3.59%	2.72%	2.86%	2.71%I
Supplemental Data
Net assets, end of period (000 omitted)	$504,744	$453,902	$126,704	$127,147	$173,787	$251,215
Portfolio turnover rateK	77%I,L	37%	47%	64%	69%	62%I

 A For the period November 3, 2014 (commencement of operations) to September 30, 2015.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $2.42 per share is comprised of distributions from net investment income of $2.294 and distributions from net realized gain of $.124 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Utilities Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2020

% of fund's net assets
Dominion Energy, Inc.	12.4
Exelon Corp.	9.3
NextEra Energy, Inc.	7.8
Evergy, Inc.	7.3
Edison International	7.3
Sempra Energy	5.0
FirstEnergy Corp.	4.9
Southern Co.	4.7
Entergy Corp.	4.4
Duke Entergy Corp.	4.1
67.2

Top Industries (% of fund's net assets)

As of March 31, 2020
Electric Utilities	57.8%
Multi-Utilities	22.5%
Independent Power and Renewable Electricity Producers	9.0%
Gas Utilities	2.3%
All Others*	3.5%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Utilities Central Fund

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.6%
	Shares	Value
Electric Utilities - 57.8%
Electric Utilities - 57.8%
Alliant Energy Corp.	151,853	$7,332,981
American Electric Power Co., Inc.	200,609	16,044,708
Duke Energy Corp.	268,900	21,748,632
Edison International	710,544	38,930,706
Entergy Corp.	253,527	23,823,932
Evergy, Inc.	712,086	39,200,334
Exelon Corp.	1,354,379	49,854,691
FirstEnergy Corp.	651,079	26,088,736
NextEra Energy, Inc.	173,539	41,756,954
NRG Energy, Inc.	463,282	12,629,067
PG&E Corp. (a)	378,015	3,398,355
PNM Resources, Inc.	82,400	3,131,200
Southern Co.	461,055	24,961,518
		308,901,814
Gas Utilities - 2.3%
Gas Utilities - 2.3%
Atmos Energy Corp.	125,091	12,412,780
Independent Power and Renewable Electricity Producers - 9.0%
Independent Power Producers & Energy Traders - 7.5%
Clearway Energy, Inc.:
Class A	56,688	973,333
Class C	773,995	14,551,106
The AES Corp.	1,225,275	16,663,740
Vistra Energy Corp.	486,378	7,762,593
		39,950,772
Renewable Electricity - 1.5%
NextEra Energy Partners LP	190,775	8,203,325

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		48,154,097

Multi-Utilities - 22.5%
Multi-Utilities - 22.5%
Ameren Corp.	190,171	13,850,154
CenterPoint Energy, Inc.	875,719	13,529,859
Dominion Energy, Inc.	919,404	66,371,774
Sempra Energy	234,274	26,470,619
		120,222,406
TOTAL COMMON STOCKS
(Cost $468,916,803)		489,691,097

Investment Companies - 4.9%
Utilities Select Sector SPDR ETF
(Cost $26,760,854)	469,000	25,987,290

Money Market Funds - 3.6%
Fidelity Cash Central Fund 0.29% (b)
(Cost $19,330,401)	19,324,692	19,330,489
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $515,008,058)		535,008,876
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(306,478)
NET ASSETS - 100%		$534,702,398

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$85,670
Fidelity Securities Lending Cash Central Fund	1,174
Total	$86,844

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Utilities Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $495,677,657)	$515,678,387
Fidelity Central Funds (cost $19,330,401)	19,330,489
Total Investment in Securities (cost $515,008,058)		$535,008,876
Receivable for investments sold		26,929,067
Receivable for fund shares sold		157,173
Dividends receivable		862,961
Distributions receivable from Fidelity Central Funds		4,531
Other receivables		663
Total assets		562,963,271
Liabilities
Payable for investments purchased	$28,015,718
Payable for fund shares redeemed	240,884
Other payables and accrued expenses	4,271
Total liabilities		28,260,873
Net Assets		$534,702,398
Net Assets consist of:
Paid in capital		$510,847,113
Total accumulated earnings (loss)		23,855,285
Net Assets		$534,702,398
Net Asset Value, offering price and redemption price per share ($534,702,398 ÷ 3,327,580 shares)		$160.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2020 (Unaudited)
Investment Income
Dividends		$7,891,780
Income from Fidelity Central Funds (including $1,174 from security lending)		86,844
Total income		7,978,624
Expenses
Custodian fees and expenses	$9,212
Independent directors' fees and expenses	1,829
Legal	12,155
Total expenses		23,196
Net investment income (loss)		7,955,428
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,127,654
Fidelity Central Funds	657
Foreign currency transactions	9,295
Total net realized gain (loss)		10,137,606
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(134,701,447)
Fidelity Central Funds	88
Assets and liabilities in foreign currencies	78
Total change in net unrealized appreciation (depreciation)		(134,701,281)
Net gain (loss)		(124,563,675)
Net increase (decrease) in net assets resulting from operations		$(116,608,247)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2020 (Unaudited)	Year ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,955,428	$20,384,770
Net realized gain (loss)	10,137,606	30,294,277
Change in net unrealized appreciation (depreciation)	(134,701,281)	64,379,489
Net increase (decrease) in net assets resulting from operations	(116,608,247)	115,058,536
Distributions to shareholders	(27,876,819)	(64,825,667)
Affiliated share transactions
Proceeds from sales of shares	41,618,589	33,515,922
Reinvestment of distributions	27,876,819	64,825,667
Cost of shares redeemed	(31,566,824)	(132,752,802)
Net increase (decrease) in net assets resulting from share transactions	37,928,584	(34,411,213)
Total increase (decrease) in net assets	(106,556,482)	15,821,656
Net Assets
Beginning of period	641,258,880	625,437,224
End of period	$534,702,398	$641,258,880
Other Information
Shares
Sold	224,257	180,024
Issued in reinvestment of distributions	141,537	366,089
Redeemed	(171,332)	(698,878)
Net increase (decrease)	194,462	(152,765)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Utilities Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$204.67	$190.34	$185.24	$162.92	$144.05	$155.14
Income from Investment Operations
Net investment income (loss)A	2.46	6.15	5.36	5.08	4.73	4.36
Net realized and unrealized gain (loss)	(37.64)	28.46	16.04	21.62	18.44	(11.35)
Total from investment operations	(35.18)	34.61	21.40	26.70	23.17	(6.99)
Distributions from net investment income	(2.90)	(6.20)	(5.04)	(4.38)	(4.30)	(4.10)
Distributions from net realized gain	(5.89)	(14.08)	(11.25)	–	–	–
Total distributions	(8.80)B	(20.28)	(16.30)C	(4.38)	(4.30)	(4.10)
Net asset value, end of period	$160.69	$204.67	$190.34	$185.24	$162.92	$144.05
Total ReturnD,E	(17.96)%	20.12%	12.46%	16.66%	16.23%	(4.66)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.01%H	- %I	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.01%H	- %I	- %I	- %I	- %I	- %I
Expenses net of all reductions	.01%H	- %I	- %I	- %I	- %I	- %I
Net investment income (loss)	2.51%H	3.28%	2.95%	2.96%	3.03%	2.78%
Supplemental Data
Net assets, end of period (000 omitted)	$534,702	$641,259	$625,437	$501,324	$463,043	$406,258
Portfolio turnover rateJ	98%H	75%K	112%K	47%K	76%	110%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $8.80 per share is comprised of distributions from net investment income of $2.902 and distributions from net realized gain of $5.894 per share.

 C Total distributions of $16.30 per share is comprised of distributions from net investment income of $5.043 and distributions from net realized gain of $11.253 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2020

1. Organization.

Fidelity Communication Services Central Fund (Communication Services), Fidelity Consumer Discretionary Central Fund (Consumer Discretionary), Fidelity Consumer Staples Central Fund (Consumer Staples), Fidelity Energy Central Fund (Energy), Fidelity Financials Central Fund (Financials), Fidelity Health Care Central Fund (Health Care), Fidelity Industrials Central Fund (Industrials), Fidelity Information Technology Central Fund (Information Technology), Fidelity Materials Central Fund (Materials), Fidelity Real Estate Equity Central Fund (Real Estate Equity), and Fidelity Utilities Central Fund (Utilities), collectively referred to as the Funds, are funds of Fidelity Central Investment Portfolios LLC (the LLC) and are authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Shares of each Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). All of the Funds are non-diversified, with the exception of Financials. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. The Funds are referred to as Fidelity Central Funds and may also invest in other Fidelity Central Funds available only to investment companies and other accounts managed by FMR and its affiliates.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2020 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Energy is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies(PFIC), redemptions in kind, partnerships, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Communication Services	$1,624,233,784	$155,203,214	$(177,649,499)	$(22,446,285)
Consumer Discretionary	1,306,916,057	441,651,091	(198,600,135)	243,050,956
Consumer Staples	1,233,081,552	122,570,186	(146,088,943)	(23,518,757)
Energy	729,371,607	3,915,624	(316,640,885)	(312,725,261)
Financials	3,098,994,128	140,568,950	(782,914,423)	(642,345,473)
Health Care	2,200,278,675	672,625,138	(100,364,574)	572,260,564
Industrials	1,349,414,148	171,248,531	(135,819,212)	35,429,319
Information Technology	3,779,182,553	990,263,442	(321,134,295)	669,129,147
Materials	429,373,551	21,304,710	(75,145,588)	(53,840,878)
Real Estate Equity	608,726,494	26,583,929	(134,337,078)	(107,753,149)
Utilities	520,532,927	58,537,788	(44,061,839)	14,475,949

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Consumer Staples	(21,311,796)	(–)	(21,311,796)
Energy	(51,456,723)	(72,382,032)	(123,838,755)
Industrials	(7,324,188)	(–)	(7,324,188)
Materials	(35,834,711)	(3,318,190)	(39,216,501)
Real Estate Equity	(428,971)	(–)	(428,971)

In addition, certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2018 to September 30, 2019. Loss deferrals were as follows:

Capital losses
Utilities	$(7,309,203)

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Consolidated Subsidiary. Financials invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, Financials held an investment of $12,189,306 in this Subsidiary, representing .50% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Communication Services	854,387,030	811,478,107
Consumer Discretionary	294,390,044	344,016,530
Consumer Staples	413,782,243	379,377,274
Energy	741,884,129	720,300,889
Financials	2,111,276,569	2,047,496,944
Health Care	863,030,097	903,171,026
Industrials	348,900,652	322,723,344
Information Technology	1,034,358,692	985,988,503
Materials	465,171,812	444,879,380
Real Estate Equity	255,465,984	463,236,811
Utilities	304,500,967	301,519,977

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides each Fund with investment management services. The Funds do not pay any fees for these services. Pursuant to each Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract the investment adviser pays all other expenses of each Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Communication Services	$31,974
Consumer Discretionary	3,378
Consumer Staples	11,726
Energy	35,698
Financials	29,895
Health Care	24,612
Industrials	5,714
Information Technology	31,081
Materials	17,453
Real Estate Equity	3,204
Utilities	13,545

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Communication Services	Borrower	$6,388,000	1.83%	$975
Consumer Discretionary	Borrower	5,668,200	1.88%	2,959
Consumer Staples	Borrower	5,660,000	1.81%	284
Financials	Borrower	5,892,000.32%		53
Real Estate Equity	Borrower	5,079,000	1.83%	257

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, Real Estate Equity received investments including cash valued at $505,031,710 exchange for 4,177,959 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, shares of each Fund in the table below were redeemed in-kind for investments and cash. The Funds had net realized gains on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Each Fund recognized no gain or loss for federal income tax purposes.

Details of the transactions are presented in the accompanying table:

Fund	Value of Investments and Cash Delivered	Redeemed Number of Shares	Net Realized Gain
Communication Services Central Fund	$70,198,797	342,717	$13,357,266
Consumer Discretionary Central Fund	361,880,289	1,110,111	143,005,357
Consumer Staples Central Fund	52,538,829	257,228	17,531,133
Energy Central Fund	32,728,185	335,536	4,903,607
Financials Central Fund	127,094,635	1,223,358	36,580,772
Health Care Central Fund	101,791,214	249,342	39,178,961
Industrials Central Fund	68,226,198	239,895	22,479,230
Information Technology Central Fund	896,151,855	2,128,116	104,489,006
Materials Central Fund	17,439,103	90,621	2,891,939
Utilities Central Fund	24,964,816	122,143	8,391,239

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, Communication Services Central Fund received investments valued at $993,861,507 in exchange for 5,410,831 shares of the Fund. The amount of the in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

In addition, during the prior period, Consumer Discretionary Central Fund received investments valued at $17,340,708 in exchange for 53,818 shares of the Fund. The amount of the in-kind exchanges is included in the share transactions in the accompanying Statement of Changes in Net Assets.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount
Communication Services	$12,858
Consumer Discretionary	8,745
Consumer Staples	4,117
Financials	4,203
Health Care	27,679
Information Technology	8,770

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a Fund's daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS
Communication Services	$30,314	$38
Consumer Discretionary	13,551	236
Consumer Staples	3,478	1
Energy	4,815	–
Financials	13,455	10
Health Care	11,866	4,323
Industrials	412	–
Information Technology	10,844	–
Materials	572	–
Utilities	127	–

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Energy	$919
Health Care	2,806
Industrials	248
Information Technology	1,908
Real Estate Equity	252

8. Other.

The Funds' organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period-B October 1, 2019 to March 31, 2020
Communication Services	.0022%
Actual		$1,000.00	$909.20	$.01
Hypothetical-C		$1,000.00	$1,024.99	$.01
Consumer Discretionary	.0024%
Actual		$1,000.00	$828.00	$.01
Hypothetical-C		$1,000.00	$1,024.99	$.01
Consumer Staples	.0038%
Actual		$1,000.00	$890.90	$.02
Hypothetical-C		$1,000.00	$1,024.98	$.02
Energy	.0049%
Actual		$1,000.00	$526.60	$.02
Hypothetical-C		$1,000.00	$1,024.98	$.02
Financials	.0043%
Actual		$1,000.00	$729.00	$.02
Hypothetical-C		$1,000.00	$1,024.98	$.02
Health Care	.0035%
Actual		$1,000.00	$1,085.00	$.02
Hypothetical-C		$1,000.00	$1,024.98	$.02
Industrials	.0014%
Actual		$1,000.00	$781.90	$.01
Hypothetical-C		$1,000.00	$1,024.99	$.01
Information Technology	.0014%
Actual		$1,000.00	$1,015.30	$.01
Hypothetical-C		$1,000.00	$1,024.99	$.01
Materials	.0026%
Actual		$1,000.00	$771.90	$.01
Hypothetical-C		$1,000.00	$1,024.99	$.01
Real Estate Equity	.0026%
Actual		$1,000.00	$770.40	$.01
Hypothetical-C		$1,000.00	$1,024.99	$.01
Utilities	.0073%
Actual		$1,000.00	$820.40	$.03
Hypothetical-C		$1,000.00	$1,024.96	$.04

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Money Market Central Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Communication Services Central Fund
Fidelity Consumer Discretionary Central Fund
Fidelity Consumer Staples Central Fund
Fidelity Energy Central Fund
Fidelity Financials Central Fund
Fidelity Health Care Central Fund
Fidelity Industrials Central Fund
Fidelity Information Technology Central Fund
Fidelity Materials Central Fund
Fidelity Real Estate Equity Central Fund
Fidelity Utilities Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FMRC with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and the fact that no fee is payable under the management contracts was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed each fund's absolute investment performance, as well as each fund's relative investment performance. The Board considered the underperformance of Fidelity Consumer Staples Central Fund, Fidelity Energy Central Fund, Fidelity Financials Central Fund, Fidelity Industrials Central Fund, Fidelity Information Technology Central Fund, and Fidelity Materials Central Fund for different time periods ended June 30, 2019. The Board did not consider performance to be a material factor in its decision to renew each fund's Advisory Contracts, as the funds are not publicly offered as stand-alone investment products. In this regard, the Board noted that each fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while each fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the funds. The Board also noted that FMR bears all expenses of each fund with certain exceptions. Based on its review, the Board concluded that the management fee paid on behalf of each fund and each fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in these funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of the Advisory Contracts because each fund pays no advisory fees and FMR bears all expenses of each fund with certain exceptions.

Economies of Scale.  The Board concluded that because each fund pays no advisory fees and FMR bears all expenses of each fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew each fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Amended and Restated Contracts should be approved and each fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ESCIP-SANN-0520
1.831586.113

Fidelity® International Equity Central Fund

Semi-Annual Report

March 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to shareholders:
(No Action is Required by You)

As part of a regular review of its organizational structure, Fidelity has decided to merge certain entities to streamline operations, increase efficiency, simplify reporting, and reduce legal, compliance, and accounting complexity and costs. In separate events, Fidelity has merged four of its investment advisers and two of its broker-dealers.

Effective on or about January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. (“FIISC”). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Distributors Company LLC”.

These mergers are not expected to affect fund shareholders or Fidelity clients, nor are they expected to result in any changes to the day-to-day management of Fidelity’s brokerage services, the Fidelity funds, their investment policies and practices, their portfolio management teams, or the funds’ expenses.

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of March 31, 2020
Japan	16.2%
United Kingdom	12.1%
Switzerland	9.7%
France	9.3%
Germany	9.1%
Netherlands	8.2%
United States of America*	7.9%
Canada	4.5%
Sweden	3.2%
Other	19.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of March 31, 2020

% of fund's net assets
Stocks and Equity Futures	97.4
Short-Term Investments and Net Other Assets (Liabilities)	2.6

Top Ten Stocks as of March 31, 2020

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	3.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.0
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.9
SAP SE (Germany, Software)	1.6
Unilever NV (Netherlands, Personal Products)	1.5
Sanofi SA (France, Pharmaceuticals)	1.5
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.5
AIA Group Ltd. (Hong Kong, Insurance)	1.5
Diageo PLC (United Kingdom, Beverages)	1.5
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.3
18.4

Top Market Sectors as of March 31, 2020

% of fund's net assets
Financials	16.7
Industrials	16.2
Health Care	15.3
Consumer Staples	12.4
Information Technology	11.7
Consumer Discretionary	9.2
Materials	5.1
Communication Services	3.5
Energy	2.7
Real Estate	2.6

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 1.5%
AGL Energy Ltd.	90,197	$953,704
Arena (REIT) unit	1,083,279	1,129,421
Australia & New Zealand Banking Group Ltd.	29	304
Coles Group Ltd.	263,217	2,454,476
Commonwealth Bank of Australia	136,997	5,209,377
CSL Ltd.	55,500	10,128,077
Inghams Group Ltd.	1,655,793	3,350,794
National Australia Bank Ltd.	524,806	5,383,396
SP AusNet	489,400	514,761
Woodside Petroleum Ltd.	171,093	1,916,408

TOTAL AUSTRALIA		31,040,718

Austria - 0.4%
Erste Group Bank AG	410,891	7,522,475
Bailiwick of Jersey - 1.0%
Experian PLC	690,600	19,192,697
Sanne Group PLC	134,300	1,032,489

TOTAL BAILIWICK OF JERSEY		20,225,186

Belgium - 1.6%
Galapagos Genomics NV sponsored ADR (a)	7,000	1,371,440
KBC Groep NV	381,285	17,300,880
UCB SA	62,000	5,304,858
Umicore SA	230,964	7,966,241

TOTAL BELGIUM		31,943,419

Bermuda - 1.3%
Cheung Kong Infrastructure Holdings Ltd.	141,500	749,085
Credicorp Ltd. (United States)	37,200	5,322,204
Genpact Ltd.	191,700	5,597,640
Hiscox Ltd.	525,700	5,986,707
IHS Markit Ltd.	158,000	9,480,000

TOTAL BERMUDA		27,135,636

Canada - 4.5%
ATCO Ltd. Class I (non-vtg.)	17,600	487,367
Aurinia Pharmaceuticals, Inc. (a)	59,000	856,090
Barrick Gold Corp. (Canada)	439,509	8,076,247
Boardwalk (REIT) (b)	55,200	898,623
Brookfield Asset Management, Inc. (Canada) Class A	129,000	5,718,056
Canadian Natural Resources Ltd.	224,800	3,074,966
Canadian Pacific Railway Ltd.	51,900	11,452,814
Canadian Utilities Ltd. Class A (non-vtg.)	26,900	643,016
Cenovus Energy, Inc. (Canada)	716,100	1,445,125
Cogeco Communications, Inc.	25,600	1,736,682
Constellation Software, Inc.	14,500	13,178,278
Emera, Inc.	32,100	1,265,935
First Quantum Minerals Ltd.	627,400	3,205,433
Fortis, Inc.	49,600	1,912,735
Hydro One Ltd. (c)	56,600	1,019,146
Intact Financial Corp.	94,000	8,124,224
Lundin Mining Corp.	2,087,000	7,844,973
Pembina Pipeline Corp.	110,700	2,076,657
Suncor Energy, Inc.	244,200	3,897,344
The Toronto-Dominion Bank	400,000	17,005,614

TOTAL CANADA		93,919,325

Cayman Islands - 1.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	37,800	7,351,344
Cheung Kong Property Holdings Ltd.	1,027,000	5,572,183
HKBN Ltd.	2,707,500	4,261,313
Innovent Biolgics, Inc. (a)(c)	440,000	1,835,969
Tencent Holdings Ltd.	89,320	4,414,874

TOTAL CAYMAN ISLANDS		23,435,683

China - 0.1%
PICC Property & Casualty Co. Ltd. (H Shares)	2,413,000	2,310,641
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	55,500	323,365

TOTAL CHINA		2,634,006

Denmark - 1.1%
A.P. Moller - Maersk A/S Series B	12,023	10,656,764
DSV A/S	143,000	13,002,856

TOTAL DENMARK		23,659,620

Finland - 0.5%
Fortum Corp.	62,700	912,100
Kone OYJ (B Shares)	174,400	9,766,529

TOTAL FINLAND		10,678,629

France - 9.3%
ALTEN	73,700	5,186,689
Amundi SA (c)	99,300	5,745,443
ARGAN SA	23,200	1,723,270
ARGAN SA rights (a)	23,200	48,616
Capgemini SA	133,100	11,122,151
Dassault Systemes SA	27,200	3,970,958
Edenred SA	221,300	9,183,836
EDF SA	115,800	905,500
Elior SA (c)	203,300	1,330,733
ENGIE	187,980	1,925,001
Kering SA	19,730	10,287,481
Legrand SA	114,400	7,296,658
LVMH Moet Hennessy Louis Vuitton SE	104,745	38,415,384
Pernod Ricard SA	116,900	16,592,356
Sanofi SA	365,655	31,656,551
Societe Generale Series A	78,700	1,289,275
SR Teleperformance SA	88,500	18,329,842
Suez Environnement SA	64,800	658,329
Total SA	258,246	9,730,404
Veolia Environnement SA	67,500	1,425,659
VINCI SA	142,794	11,667,603
Vivendi SA	210,440	4,449,416

TOTAL FRANCE		192,941,155

Germany - 8.8%
adidas AG	70,400	15,630,728
Allianz SE	65,600	11,171,520
BASF AG	126,347	5,905,708
Bayer AG	178,538	10,229,960
Daimler AG (Germany)	175,300	5,235,191
Delivery Hero AG (a)(c)	141,100	10,374,260
Deutsche Borse AG	82,600	11,347,926
Deutsche Post AG	461,931	12,383,734
E.ON AG	240,868	2,470,748
Hannover Reuck SE	76,100	10,745,760
LEG Immobilien AG	25,559	2,866,119
Linde PLC	54,012	9,367,739
MTU Aero Engines Holdings AG	13,400	1,937,599
Rheinmetall AG	84,500	5,872,480
RWE AG	64,530	1,687,563
SAP SE	291,935	32,593,950
Scout24 AG (c)	69,600	4,160,613
Siemens AG	172,800	14,469,429
Uniper SE	34,600	849,888
Vonovia SE	231,100	11,495,729
Wirecard AG (b)	8,200	923,895

TOTAL GERMANY		181,720,539

Hong Kong - 1.9%
AIA Group Ltd.	3,499,400	31,335,870
Dah Sing Banking Group Ltd.	1,872,000	1,620,791
Hong Kong Exchanges and Clearing Ltd.	171,800	5,147,010
Power Assets Holdings Ltd.	202,000	1,198,313

TOTAL HONG KONG		39,301,984

Hungary - 0.5%
OTP Bank PLC	253,100	7,350,980
Richter Gedeon PLC	120,000	2,265,415

TOTAL HUNGARY		9,616,395

India - 0.7%
Axis Bank Ltd.	471,797	2,373,294
HDFC Bank Ltd.	615,800	7,046,456
Reliance Industries Ltd.	374,800	5,540,442

TOTAL INDIA		14,960,192

Indonesia - 0.3%
PT Bank Central Asia Tbk	1,107,600	1,875,993
PT Bank Rakyat Indonesia Tbk	18,042,600	3,340,813

TOTAL INDONESIA		5,216,806

Ireland - 2.0%
DCC PLC (United Kingdom)	138,100	8,624,499
Greencore Group PLC	1,019,926	2,082,771
Irish Residential Properties REIT PLC	1,736,900	2,351,830
James Hardie Industries PLC CDI	9,533	108,597
Kerry Group PLC Class A	95,300	11,124,020
Kingspan Group PLC (Ireland)	76,700	4,136,012
Linde PLC	24,300	4,203,900
Ryanair Holdings PLC sponsored ADR (a)	181,080	9,613,537

TOTAL IRELAND		42,245,166

Israel - 0.3%
Mizrahi Tefahot Bank Ltd.	327,300	6,120,875
Italy - 1.3%
Banca Generali SpA	109,684	2,279,177
Enel SpA	748,036	5,159,839
FinecoBank SpA	744,000	6,693,834
Recordati SpA	280,300	11,809,782

TOTAL ITALY		25,942,632

Japan - 16.2%
A/S One Corp.	20,100	1,779,605
Advance Residence Investment Corp.	1,099	3,204,246
Astellas Pharma, Inc.	992,500	15,424,018
Bandai Namco Holdings, Inc.	117,900	5,746,700
Chubu Electric Power Co., Inc.	89,100	1,263,269
Chugai Pharmaceutical Co. Ltd.	52,600	6,114,857
Chugoku Electric Power Co., Inc.	54,100	758,733
Daiichi Sankyo Kabushiki Kaisha	60,000	4,148,245
Electric Power Development Co. Ltd.	29,600	599,570
Fanuc Corp.	53,000	7,082,170
Fast Retailing Co. Ltd.	10,100	4,150,839
Hoya Corp.	308,500	26,395,722
Isuzu Motors Ltd.	179,800	1,196,103
JSR Corp.	460,600	8,537,324
Kansai Electric Power Co., Inc.	105,800	1,184,193
Kao Corp.	213,900	17,565,562
KDDI Corp.	236,730	6,992,671
Keyence Corp.	74,500	24,132,388
Lasertec Corp.	39,600	1,863,529
Minebea Mitsumi, Inc.	157,000	2,356,643
Mitsubishi Estate Co. Ltd.	343,000	5,087,980
Mitsubishi UFJ Financial Group, Inc.	1,075,900	4,025,538
Money Forward, Inc. (a)	119,000	4,559,684
Nintendo Co. Ltd.	13,653	5,306,288
Nippon Telegraph & Telephone Corp.	53,282	1,274,325
Nitori Holdings Co. Ltd.	90,100	12,217,233
Olympus Corp.	508,700	7,389,811
Oracle Corp. Japan	140,800	12,361,330
ORIX Corp.	857,200	10,367,715
Otsuka Corp.	197,400	8,481,637
Persol Holdings Co., Ltd.	482,900	4,877,279
Recruit Holdings Co. Ltd.	798,900	20,636,610
Relo Group, Inc.	231,900	4,889,256
Renesas Electronics Corp. (a)	259,700	939,533
Shiseido Co. Ltd.	139,700	8,291,703
SMC Corp.	32,000	13,615,438
SoftBank Group Corp.	248,486	8,796,998
Sony Corp.	161,300	9,554,376
Suzuki Motor Corp.	172,400	4,143,853
T&D Holdings, Inc.	342,900	2,819,099
Taiheiyo Cement Corp.	148,600	2,556,708
Takeda Pharmaceutical Co. Ltd.	41,895	1,275,624
Terumo Corp.	154,900	5,359,014
Tohoku Electric Power Co., Inc.	76,200	737,728
Tokio Marine Holdings, Inc.	93,700	4,313,555
Tokyo Electric Power Co., Inc. (a)	222,100	778,718
Toyota Motor Corp.	210,800	12,703,845
Tsuruha Holdings, Inc.	113,900	15,105,455
Welcia Holdings Co. Ltd.	31,900	2,239,898

TOTAL JAPAN		335,202,618

Korea (South) - 0.3%
LG Chemical Ltd.	14,230	3,559,980
Samsung Electronics Co. Ltd.	87,280	3,418,464

TOTAL KOREA (SOUTH)		6,978,444

Luxembourg - 0.2%
B&M European Value Retail SA	1,389,276	4,718,282
Mexico - 0.1%
Grupo Financiero Banorte S.A.B. de CV Series O	631,300	1,729,771
Netherlands - 8.2%
Adyen BV (a)(c)	2,600	2,189,839
AerCap Holdings NV (a)	87,200	1,987,288
Airbus Group NV	140,300	9,046,811
Argenx SE ADR (a)	5,400	711,342
ASML Holding NV (Netherlands)	118,978	31,364,371
Basic-Fit NV (a)(c)	103,700	1,734,015
Elastic NV (a)	62,000	3,460,220
Euronext NV (c)	61,900	4,557,898
Ferrari NV	60,800	9,365,326
Heineken NV (Bearer)	184,400	15,648,910
Imcd NV	167,600	12,026,575
Koninklijke Philips Electronics NV	368,500	15,129,644
NXP Semiconductors NV	109,700	9,097,421
Prosus NV (a)	34,300	2,401,715
RHI Magnesita NV	148,245	3,743,097
Unilever NV	645,525	31,728,386
Unilever NV (NY Reg.)	61,400	2,995,706
Wolters Kluwer NV	165,300	11,721,599

TOTAL NETHERLANDS		168,910,163

Norway - 0.9%
Adevinta ASA Class B	624,220	5,651,113
Equinor ASA	557,500	6,949,873
Schibsted ASA:
(A Shares)	245,600	4,730,313
(B Shares)	104,000	1,881,343

TOTAL NORWAY		19,212,642

Poland - 0.3%
Bank Polska Kasa Opieki SA	209,200	2,803,841
CD Projekt RED SA	37,700	2,596,453

TOTAL POLAND		5,400,294

Portugal - 0.2%
Energias de Portugal SA	364,300	1,465,719
Galp Energia SGPS SA Class B	194,124	2,220,039

TOTAL PORTUGAL		3,685,758

Singapore - 0.5%
Parkway Life REIT	1,423,300	3,094,239
United Overseas Bank Ltd.	369,013	5,049,638
Wing Tai Holdings Ltd.	1,524,200	1,662,159

TOTAL SINGAPORE		9,806,036

South Africa - 0.2%
Naspers Ltd. Class N	33,500	4,760,833
Spain - 1.0%
Amadeus IT Holding SA Class A	167,900	7,902,864
Cellnex Telecom SA (c)	126,248	5,726,924
Enagas SA	39,600	781,197
Endesa SA	52,900	1,119,385
Iberdrola SA	239,600	2,343,531
Laboratorios Farmaceuticos ROVI SA	71,204	1,748,315
Red Electrica Corporacion SA	63,000	1,132,079

TOTAL SPAIN		20,754,295

Sweden - 3.2%
AddTech AB (B Shares)	169,500	4,136,538
ASSA ABLOY AB (B Shares)	501,700	9,366,092
Atlas Copco AB (A Shares)	278,900	9,274,612
EQT AB	484,200	5,757,394
Ericsson (B Shares)	449,011	3,634,727
Hexagon AB (B Shares)	202,200	8,550,064
Indutrade AB	388,400	10,508,059
John Mattson Fastighetsforetag (a)	85,569	1,115,932
Lundin Petroleum AB	77,473	1,462,425
Svenska Handelsbanken AB (A Shares)	1,067,000	8,799,661
Swedish Match Co. AB	55,200	3,125,405

TOTAL SWEDEN		65,730,909

Switzerland - 9.7%
Alcon, Inc. (a)	168,851	8,581,008
Julius Baer Group Ltd.	232,900	7,801,560
Lonza Group AG	53,900	22,170,358
Nestle SA (Reg. S)	627,198	64,204,872
Roche Holding AG (participation certificate)	195,800	62,997,088
Sika AG	73,704	12,103,144
Sonova Holding AG Class B	62,775	11,193,688
Zurich Insurance Group Ltd.	35,566	12,494,571

TOTAL SWITZERLAND		201,546,289

Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,091,000	9,810,011
United Kingdom - 12.1%
AstraZeneca PLC (United Kingdom)	214,900	19,147,349
Beazley PLC	2,306,800	11,127,354
BP PLC	2,715,399	11,135,699
British American Tobacco PLC (United Kingdom)	89,681	3,055,007
Centrica PLC	961,700	453,145
Compass Group PLC	778,200	12,124,443
Cranswick PLC	93,680	4,288,525
Dechra Pharmaceuticals PLC	144,900	4,178,544
Diageo PLC	965,209	30,606,317
Diploma PLC	87,968	1,761,304
Grainger Trust PLC	981,883	3,124,682
Hotel Chocolat Group Ltd. (b)	699,700	2,397,925
HSBC Holdings PLC (United Kingdom)	891,600	5,005,238
Intertek Group PLC	112,200	6,555,293
John David Group PLC	944,700	5,291,018
Lloyds Banking Group PLC	11,312,900	4,422,797
London Stock Exchange Group PLC	283,300	25,342,830
Mondi PLC	371,000	6,260,856
Prudential PLC	1,376,843	17,251,633
Reckitt Benckiser Group PLC	70,700	5,385,615
RELX PLC (London Stock Exchange)	1,196,500	25,536,226
Rentokil Initial PLC	1,996,000	9,532,867
Rolls-Royce Holdings PLC	7,051	29,801
Royal Dutch Shell PLC:
Class A (United Kingdom)	219,027	3,805,305
Class B (United Kingdom)	152,130	2,551,838
Scottish & Southern Energy PLC	122,500	1,968,459
Smith & Nephew PLC	465,000	8,191,679
Standard Life PLC	1,339,924	3,697,929
Urban Logistics REIT PLC	1,226,500	1,781,040
Victrex PLC	401,600	9,701,244
Vodafone Group PLC	3,532,080	4,886,439

TOTAL UNITED KINGDOM		250,598,401

United States of America - 4.9%
Alphabet, Inc. Class C (a)	4,400	5,116,364
Altria Group, Inc.	95,500	3,692,985
Aspen Technology, Inc. (a)	59,900	5,694,693
Becton, Dickinson & Co.	34,500	7,927,065
Black Knight, Inc. (a)	113,900	6,613,034
Boston Beer Co., Inc. Class A (a)	7,900	2,903,724
Boston Scientific Corp. (a)	202,400	6,604,312
Constellation Brands, Inc. Class A (sub. vtg.)	15,100	2,164,736
Global Payments, Inc.	65,310	9,419,661
Hologic, Inc. (a)	126,900	4,454,190
Intercontinental Exchange, Inc.	80,100	6,468,075
International Flavors & Fragrances, Inc. (b)	71,000	7,247,680
Kosmos Energy Ltd.	548,700	491,416
Marsh & McLennan Companies, Inc.	121,900	10,539,474
NICE Systems Ltd. sponsored ADR (a)	44,400	6,374,064
Philip Morris International, Inc.	53,100	3,874,176
Roper Technologies, Inc.	22,800	7,109,268
Visa, Inc. Class A	27,200	4,382,464

TOTAL UNITED STATES OF AMERICA		101,077,381

TOTAL COMMON STOCKS
(Cost $2,111,972,408)		2,000,182,568

Nonconvertible Preferred Stocks - 0.3%
Germany - 0.3%
Porsche Automobil Holding SE (Germany)
(Cost $6,593,386)	149,900	6,265,885
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.49% to 1.53% 4/2/20 to 4/30/20 (d)
(Cost $1,709,471)	$1,710,000	1,709,981
	Shares	Value

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.29% (e)	53,125,570	53,141,507
Fidelity Securities Lending Cash Central Fund 0.28% (e)(f)	7,502,689	7,504,189
TOTAL MONEY MARKET FUNDS
(Cost $60,644,950)		60,645,696
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,180,920,215)		2,068,804,130
NET OTHER ASSETS (LIABILITIES) - 0.0%		699,512
NET ASSETS - 100%		$2,069,503,642

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	116	June 2020	$9,043,940	$188,989	$188,989

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,998,205 or 1.9% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,152,996.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$477,066
Fidelity Securities Lending Cash Central Fund	154,447
Total	$631,513

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$71,982,129	$6,853,046	$65,129,083	$--
Consumer Discretionary	184,999,587	34,806,072	150,193,515	--
Consumer Staples	254,879,324	64,639,215	190,240,109	--
Energy	56,297,941	18,442,358	37,855,583	--
Financials	350,776,955	103,728,757	247,048,198	--
Health Care	316,702,985	109,510,211	207,192,774	--
Industrials	335,043,526	60,492,267	274,551,259	--
Information Technology	246,007,395	119,574,040	126,433,355	--
Materials	100,388,871	45,340,842	55,048,029	--
Real Estate	50,045,325	20,014,540	30,030,785	--
Utilities	39,324,415	12,118,875	27,205,540	--
Government Obligations	1,709,981	--	1,709,981	--
Money Market Funds	60,645,696	60,645,696	--	--
Total Investments in Securities:	$2,068,804,130	$656,165,919	$1,412,638,211	$--
Derivative Instruments:
Assets
Futures Contracts	$188,989	$188,989	$--	$--
Total Assets	$188,989	$188,989	$--	$--
Total Derivative Instruments:	$188,989	$188,989	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$188,989	$0
Total Equity Risk	188,989	0
Total Value of Derivatives	$188,989	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,221,454) — See accompanying schedule: Unaffiliated issuers (cost $2,120,275,265)	$2,008,158,434
Fidelity Central Funds (cost $60,644,950)	60,645,696
Total Investment in Securities (cost $2,180,920,215)		$2,068,804,130
Foreign currency held at value (cost $62,664)		62,580
Receivable for investments sold		3,669,420
Receivable for fund shares sold		1,005,235
Dividends receivable		12,889,212
Interest receivable		187
Distributions receivable from Fidelity Central Funds		48,318
Other receivables		39,208
Total assets		2,086,518,290
Liabilities
Payable to custodian bank	$87,535
Payable for investments purchased	7,385,948
Payable for fund shares redeemed	1,879,629
Payable for daily variation margin on futures contracts	5,209
Other payables and accrued expenses	154,294
Collateral on securities loaned	7,502,033
Total liabilities		17,014,648
Net Assets		$2,069,503,642
Net Assets consist of:
Paid in capital		$2,240,745,251
Total accumulated earnings (loss)		(171,241,609)
Net Assets		$2,069,503,642
Net Asset Value, offering price and redemption price per share ($2,069,503,642 ÷ 31,150,060 shares)		$66.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2020 (Unaudited)
Investment Income
Dividends		$18,792,646
Interest		30,031
Income from Fidelity Central Funds (including $154,447 from security lending)		631,513
Income before foreign taxes withheld		19,454,190
Less foreign taxes withheld		(1,940,679)
Total income		17,513,511
Expenses
Custodian fees and expenses	$163,295
Independent directors' fees and expenses	7,267
Total expenses		170,562
Net investment income (loss)		17,342,949
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $46,683)	23,839,545
Fidelity Central Funds	5,861
Foreign currency transactions	29,201
Futures contracts	(9,742,082)
Total net realized gain (loss)		14,132,525
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $138,435)	(391,773,788)
Fidelity Central Funds	745
Assets and liabilities in foreign currencies	125,297
Futures contracts	188,989
Total change in net unrealized appreciation (depreciation)		(391,458,757)
Net gain (loss)		(377,326,232)
Net increase (decrease) in net assets resulting from operations		$(359,983,283)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2020 (Unaudited)	Year ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,342,949	$71,788,242
Net realized gain (loss)	14,132,525	(64,702,648)
Change in net unrealized appreciation (depreciation)	(391,458,757)	(16,686,120)
Net increase (decrease) in net assets resulting from operations	(359,983,283)	(9,600,526)
Distributions to shareholders	(24,225,451)	(181,492,635)
Affiliated share transactions
Proceeds from sales of shares	155,547,381	170,137,375
Reinvestment of distributions	24,225,451	181,492,635
Cost of shares redeemed	(158,846,108)	(372,812,401)
Net increase (decrease) in net assets resulting from share transactions	20,926,724	(21,182,391)
Total increase (decrease) in net assets	(363,282,010)	(212,275,552)
Net Assets
Beginning of period	2,432,785,652	2,645,061,204
End of period	$2,069,503,642	$2,432,785,652
Other Information
Shares
Sold	1,881,199	2,256,424
Issued in reinvestment of distributions	296,512	2,549,322
Redeemed	(2,247,642)	(4,869,713)
Net increase (decrease)	(69,931)	(63,967)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Equity Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$77.92	$84.55	$87.45	$74.96	$71.96	$79.13
Income from Investment Operations
Net investment income (loss)A	.55	2.23	2.30	2.18	2.09	2.13
Net realized and unrealized gain (loss)	(11.26)	(3.09)	(.27)	12.27	2.87	(7.28)
Total from investment operations	(10.71)	(.86)	2.03	14.45	4.96	(5.15)
Distributions from net investment income	(.52)	(2.12)	(2.34)	(1.92)	(1.96)	(2.02)
Distributions from net realized gain	(.25)	(3.65)	(2.60)	(.03)	–	–
Total distributions	(.77)	(5.77)	(4.93)B	(1.96)C	(1.96)	(2.02)
Net asset value, end of period	$66.44	$77.92	$84.55	$87.45	$74.96	$71.96
Total ReturnD,E	(13.93)%	(.21)%	2.30%	19.54%	6.95%	(6.78)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.01%H	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01%H	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01%H	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	1.37%H	2.93%	2.63%	2.74%	2.87%	2.67%
Supplemental Data
Net assets, end of period (000 omitted)	$2,069,504	$2,432,786	$2,645,061	$3,094,384	$2,138,296	$2,104,932
Portfolio turnover rateI	115%H	70%	53%	61%	59%	81%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $4.93 per share is comprised of distributions from net investment income of $2.338 and distributions from net realized gain of $2.595 per share.

 C Total distributions of $1.96 per share is comprised of distributions from net investment income of $1.921 and distributions from net realized gain of $.034 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2020

1. Organization.

Fidelity International Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, capital loss carryforwards, certain deemed distributions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$193,399,121
Gross unrealized depreciation	(322,662,461)
Net unrealized appreciation (depreciation)	$(129,263,340)
Tax cost	$2,198,256,459

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(66,953,925)

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Equity Central Fund	1,392,363,484	1,399,119,630

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity International Equity Central Fund	$2,119

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $28,660.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $2,567. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period-B October 1, 2019 to March 31, 2020
Actual	.0134%	$1,000.00	$860.70	$.06
Hypothetical-C		$1,000.00	$1,024.93	$.07

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Equity Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FMRC with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain exceptions. Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

INTCEN-SANN-0520
1.859211.112

Fidelity® Emerging Markets Equity Central Fund

Semi-Annual Report

March 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to shareholders:
(No Action is Required by You)

As part of a regular review of its organizational structure, Fidelity has decided to merge certain entities to streamline operations, increase efficiency, simplify reporting, and reduce legal, compliance, and accounting complexity and costs. In separate events, Fidelity has merged four of its investment advisers and two of its broker-dealers.

Effective on or about January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. (“FIISC”). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Distributors Company LLC”.

These mergers are not expected to affect fund shareholders or Fidelity clients, nor are they expected to result in any changes to the day-to-day management of Fidelity’s brokerage services, the Fidelity funds, their investment policies and practices, their portfolio management teams, or the funds’ expenses.

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of March 31, 2020
Cayman Islands	26.1%
Korea (South)	14.2%
China	10.6%
India	8.4%
Taiwan	7.0%
Brazil	5.7%
Russia	3.8%
United States of America*	3.1%
South Africa	3.0%
Other	18.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of March 31, 2020

% of fund's net assets
Stocks	99.6
Short-Term Investments and Net Other Assets (Liabilities)	0.4

Top Ten Stocks as of March 31, 2020

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	7.9
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	5.3
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	5.2
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	5.1
Meituan Dianping Class B (Cayman Islands, Internet & Direct Marketing Retail)	2.2
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	2.0
JD.com, Inc. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.6
Ping An Insurance Group Co. of China Ltd. (H Shares) (China, Insurance)	1.4
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.3
China Life Insurance Co. Ltd. (H Shares) (China, Insurance)	1.3
33.3

Top Market Sectors as of March 31, 2020

% of fund's net assets
Financials	20.4
Consumer Discretionary	18.1
Information Technology	16.7
Communication Services	13.2
Materials	7.0
Consumer Staples	6.2
Energy	5.3
Industrials	4.6
Health Care	3.2
Real Estate	2.6

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Argentina - 0.1%
Bolsas y Mercados Argentinos SA	92,063	$334,970
Grupo Financiero Galicia SA sponsored ADR	65,156	459,350
Loma Negra Compania Industrial Argentina SA ADR (a)	29,223	103,742

TOTAL ARGENTINA		898,062

Bahrain - 0.1%
Ahli United Bank	2,852,894	1,950,541
Bangladesh - 0.2%
BRAC Bank Ltd.	2,169,467	814,188
Olympic Industries Ltd.	290,416	513,182
Square Pharmaceuticals Ltd.	643,016	1,304,944

TOTAL BANGLADESH		2,632,314

Belgium - 0.3%
Titan Cement International Trading SA (a)	403,100	4,596,694
Bermuda - 1.7%
AGTech Holdings Ltd. (a)	5,664,000	166,098
Alibaba Health Information Technology Ltd. (a)	1,195,440	1,964,488
China Gas Holdings Ltd.	949,600	3,283,650
Credicorp Ltd. (United States)	67,793	9,699,145
GP Investments Ltd. Class A (depositary receipt) (a)	88,607	58,149
Haier Electronics Group Co. Ltd.	1,015,000	2,679,460
Kunlun Energy Co. Ltd.	2,242,000	1,295,673
Marvell Technology Group Ltd.	50,200	1,136,026
Shangri-La Asia Ltd.	6,588,000	4,428,477

TOTAL BERMUDA		24,711,166

Brazil - 3.4%
Atacadao Distribuicao Comercio e Industria Ltda	1,208,700	4,798,884
Azul SA sponsored ADR (a)	128,100	1,305,339
Banco do Brasil SA	2,447,140	13,134,993
BTG Pactual Participations Ltd. unit	366,100	2,341,980
Centrais Eletricas Brasileiras SA (Electrobras)	299,400	1,374,817
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	62,300	468,920
Companhia de Saneamento de Minas Gerais	158,130	1,244,687
Direcional Engenharia SA	937,400	1,511,790
MRV Engenharia e Participacoes SA	309,300	728,591
Natura & Co. Holding SA	1,338,900	6,632,529
Petrobras Distribuidora SA	497,000	1,483,511
Rumo SA (a)	1,595,600	6,034,052
Suzano Papel e Celulose SA	898,400	6,188,052
Vale SA sponsored ADR (a)	500,515	4,149,269

TOTAL BRAZIL		51,397,414

British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	101,540	1,632,086
Cayman Islands - 26.1%
51job, Inc. sponsored ADR (a)	15,460	949,089
Alibaba Group Holding Ltd. sponsored ADR (a)	388,322	75,520,863
Ant International Co. Ltd. Class C (a)(b)(c)	296,486	1,939,018
Bilibili, Inc. ADR (a)(d)	524,730	12,289,177
Chailease Holding Co. Ltd.	1,060,450	3,204,782
China Resources Land Ltd.	1,181,000	4,820,244
China State Construction International Holdings Ltd.	4,088,000	2,998,003
CStone Pharmaceuticals Co. Ltd. (a)(e)	1,157,330	1,296,295
Eurocharm Holdings Co. Ltd.	153,000	427,007
Haitian International Holdings Ltd.	1,511,000	2,802,635
Hansoh Pharmaceutical Group Co. Ltd. (e)	1,430,250	4,779,140
Hutchison China Meditech Ltd. sponsored ADR (a)	2,814	50,230
Innovent Biolgics, Inc. (a)(e)	1,013,460	4,228,821
iQIYI, Inc. ADR (a)	40,700	724,460
JD.com, Inc. sponsored ADR (a)	570,700	23,113,350
Kingdee International Software Group Co. Ltd.	1,630,000	2,144,010
Kingsoft Corp. Ltd. (a)	2,106,000	6,769,579
Koolearn Technology Holding Ltd. (a)(d)(e)	449,000	1,673,286
LexinFintech Holdings Ltd. ADR (a)	69,100	612,917
Li Ning Co. Ltd.	4,129,000	11,878,652
Meituan Dianping Class B (a)	2,750,480	32,789,151
NagaCorp Ltd.	472,000	477,803
NetEase, Inc. ADR	11,700	3,755,232
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	107,400	11,624,976
PagSeguro Digital Ltd. (a)	176,700	3,415,611
Phoenix Tree Holdings Ltd. ADR	48,000	413,280
Pinduoduo, Inc. ADR (a)(d)	486,433	17,526,181
PPDAI Group, Inc. ADR	130,800	232,824
Semiconductor Manufacturing International Corp. (a)	1,334,000	2,095,239
Shenzhou International Group Holdings Ltd.	938,500	9,844,926
Shimao Property Holdings Ltd.	719,220	2,492,545
Sino Biopharmaceutical Ltd.	4,935,520	6,441,227
SITC International Holdings Co. Ltd.	458,000	426,313
Sunny Optical Technology Group Co. Ltd.	274,900	3,636,340
Tencent Holdings Ltd.	2,396,500	118,453,273
Uni-President China Holdings Ltd.	7,830,400	7,568,029
Weidai Ltd. ADR (a)(d)	36,100	52,706
Wise Talent Information Technology Co. Ltd. (a)	709,141	1,418,070
Wuxi Biologics (Cayman), Inc. (a)(e)	187,250	2,390,589
Xinyi Solar Holdings Ltd.	546,000	302,920
YY, Inc. ADR (a)	13,500	719,010
Zai Lab Ltd. ADR (a)	20,730	1,067,180

TOTAL CAYMAN ISLANDS		389,364,983

Chile - 0.1%
Vina Concha y Toro SA	1,431,604	1,806,440
China - 10.6%
BBMG Corp. (H Shares)	11,179,500	2,770,415
CanSino Biologics, Inc. (H Shares) (a)(e)	71,980	1,147,851
China Communications Construction Co. Ltd. (H Shares)	4,013,000	2,765,990
China Communications Services Corp. Ltd. (H Shares)	5,918,000	4,255,359
China Life Insurance Co. Ltd. (H Shares)	9,791,900	18,908,640
China Longyuan Power Grid Corp. Ltd. (H Shares)	7,189,650	3,924,157
China Petroleum & Chemical Corp. (H Shares)	18,142,000	8,864,307
China Tower Corp. Ltd. (H Shares) (e)	13,080,000	2,906,387
CRRC Corp. Ltd. (H Shares)	9,039,000	4,554,920
Daqin Railway Co. Ltd. (A Shares)	5,094,300	4,891,103
Glodon Co. Ltd. (A Shares)	223,600	1,347,125
Haier Smart Home Co. Ltd. (A Shares)	8,147,767	16,565,880
Industrial & Commercial Bank of China Ltd. (H Shares)	42,996,400	29,331,241
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	285,540	3,710,307
Jinyu Bio-Technology Co. Ltd. (A Shares)	70,000	210,717
PICC Property & Casualty Co. Ltd. (H Shares)	5,034,900	4,821,321
Ping An Bank Co. Ltd. (A Shares)	2,282,900	4,125,820
Ping An Insurance Group Co. of China Ltd. (H Shares)	2,169,000	21,183,021
Shanghai Kindly Medical Instruments Co. Ltd. (H Shares)	222,000	1,067,883
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	176,823	6,533,650
Sinopec Engineering Group Co. Ltd. (H Shares)	2,520,500	1,049,142
Tsingtao Brewery Co. Ltd. (H Shares)	1,508,000	7,622,522
Venus MedTech Hangzhou, Inc. (H Shares) (a)(e)	122,650	714,607
WuXi AppTec Co. Ltd. (H Shares) (e)	211,414	2,569,924
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	960,100	2,844,131

TOTAL CHINA		158,686,420

Colombia - 0.3%
Bancolombia SA	18,600	110,355
Bancolombia SA sponsored ADR	83,990	2,096,390
Ecopetrol SA	2,683,174	1,255,054
Interconexion Electrica SA ESP	198,100	754,945

TOTAL COLOMBIA		4,216,744

Egypt - 0.2%
Commercial International Bank SAE	704,600	2,618,748
EFG-Hermes Holding SAE	576,159	307,480
Six of October Development & Investment Co.	1,031,002	622,269

TOTAL EGYPT		3,548,497

France - 0.1%
Ubisoft Entertainment SA (a)	22,500	1,644,548
Germany - 0.4%
Delivery Hero AG (a)(e)	81,800	6,014,277
Hong Kong - 2.6%
China Everbright International Ltd.	3,807,000	2,164,709
China Overseas Land and Investment Ltd.	3,302,460	10,125,118
China Resources Beer Holdings Co. Ltd.	2,458,666	11,145,234
China Unicom Ltd.	3,461,720	2,019,050
China Unicom Ltd. sponsored ADR	44,500	261,660
CNOOC Ltd.	8,986,000	9,338,022
Far East Horizon Ltd.	4,299,074	3,440,992

TOTAL HONG KONG		38,494,785

Hungary - 0.3%
OTP Bank PLC	169,867	4,933,579
Iceland - 0.0%
Festi hf	599,700	503,505
India - 8.4%
Adani Ports & Special Economic Zone Ltd.	1,197,308	3,993,516
Axis Bank Ltd.	2,574,343	12,949,790
Axis Bank Ltd. GDR (Reg. S)	14,440	357,988
DLF Ltd.	745,454	1,359,949
Federal Bank Ltd. (a)	3,673,567	2,001,512
HDFC Bank Ltd.	119,700	1,369,699
HDFC Bank Ltd. sponsored ADR	20,900	803,814
ICICI Bank Ltd.	458,238	2,002,172
ICICI Bank Ltd. sponsored ADR	1,873,480	15,924,580
Indraprastha Gas Ltd. (a)	1,067,320	5,495,757
ITC Ltd.	2,731,387	6,224,588
JK Cement Ltd.	321,998	3,998,317
JM Financial Ltd. (a)	1,123,485	965,526
Larsen & Toubro Ltd.	500,278	5,368,445
LIC Housing Finance Ltd.	629,930	1,967,303
Mahanagar Gas Ltd.	79,300	861,435
Manappuram General Finance & Leasing Ltd.	2,386,148	3,000,777
NTPC Ltd.	2,081,280	2,325,946
Oberoi Realty Ltd. (a)	458,663	2,019,583
Petronet LNG Ltd.	928,568	2,461,211
Phoenix Mills Ltd. (a)	251,143	1,900,997
Power Grid Corp. of India Ltd.	1,910,976	4,035,362
Reliance Industries Ltd.	1,324,297	19,576,282
SBI Cards & Payment Services Ltd.	111,701	917,190
Shree Cement Ltd.	26,627	6,201,063
Shriram Transport Finance Co. Ltd.	650,600	5,704,828
State Bank of India (a)	3,432,563	8,968,319
Sunteck Realty Ltd. (a)	30,597	85,302
Torrent Pharmaceuticals Ltd.	112,840	2,953,133

TOTAL INDIA		125,794,384

Indonesia - 1.0%
PT Bank Mandiri (Persero) Tbk	29,661,100	8,433,005
PT Bank Rakyat Indonesia Tbk	28,837,000	5,339,530
PT Perusahaan Gas Negara Tbk Series B	17,482,000	830,690

TOTAL INDONESIA		14,603,225

Japan - 0.8%
Freee KK (a)	69,800	2,239,572
Keyence Corp.	6,700	2,170,295
Money Forward, Inc. (a)	71,300	2,731,979
Murata Manufacturing Co. Ltd.	39,000	1,938,876
Rakus Co. Ltd.	25,800	382,951
Square Enix Holdings Co. Ltd.	50,600	2,270,588

TOTAL JAPAN		11,734,261

Kazakhstan - 0.2%
JSC Halyk Bank of Kazakhstan GDR unit	277,479	2,531,580
Kenya - 0.2%
Equity Group Holdings Ltd.	2,428,800	784,938
KCB Group Ltd.	1,372,400	457,249
Safaricom Ltd.	8,766,433	2,207,255

TOTAL KENYA		3,449,442

Korea (South) - 12.9%
AMOREPACIFIC Group, Inc.	147,009	6,680,309
Daou Technology, Inc.	101,394	1,230,883
Hyundai Fire & Marine Insurance Co. Ltd.	289,179	5,372,517
Hyundai Mobis	113,523	15,783,249
Kakao Corp.	37,270	4,753,710
KB Financial Group, Inc.	409,156	11,490,123
Korea Electric Power Corp. (a)	171,799	2,678,690
Korea Electric Power Corp. sponsored ADR (a)	29,800	224,990
LG Chemical Ltd.	18,420	4,608,211
LG Corp.	93,655	4,532,375
NAVER Corp.	20,007	2,789,804
NCSOFT Corp.	11,106	5,939,476
Netmarble Corp. (a)(e)	13,870	1,060,316
POSCO	55,281	7,300,366
S-Oil Corp.	57,940	2,713,673
Samsung Biologics Co. Ltd. (a)(e)	14,558	5,755,613
Samsung Electronics Co. Ltd.	1,967,843	77,073,784
Samsung SDI Co. Ltd.	32,152	6,342,580
Shinhan Financial Group Co. Ltd.	339,915	7,940,305
SK Hynix, Inc.	274,255	18,738,827

TOTAL KOREA (SOUTH)		193,009,801

Kuwait - 0.6%
Mobile Telecommunication Co.	1,586,100	2,614,785
National Bank of Kuwait	3,012,045	6,928,666

TOTAL KUWAIT		9,543,451

Luxembourg - 0.0%
Adecoagro SA (a)	185,800	722,762
Malaysia - 0.0%
British American Tobacco (Malaysia) Bhd	44,700	106,688
Mexico - 1.7%
America Movil S.A.B. de CV Series L sponsored ADR	270,900	3,191,202
CEMEX S.A.B. de CV sponsored ADR	1,774,300	3,761,516
Fibra Uno Administracion SA de CV	3,309,800	2,593,706
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	370,896	1,991,714
Grupo Aeroportuario Norte S.A.B. de CV	282,700	955,382
Grupo Financiero Banorte S.A.B. de CV Series O	1,387,932	3,802,954
Macquarie Mexican (REIT) (e)	3,438,226	2,855,224
Wal-Mart de Mexico SA de CV Series V	2,478,000	5,823,522

TOTAL MEXICO		24,975,220

Morocco - 0.1%
Attijariwafa Bank	29,551	1,085,809
Netherlands - 1.3%
ASML Holding NV (Netherlands)	6,500	1,713,497
NXP Semiconductors NV	19,500	1,617,135
VEON Ltd. sponsored ADR	371,100	560,361
X5 Retail Group NV GDR (Reg. S)	208,600	5,573,790
Yandex NV Series A (a)	281,714	9,592,362

TOTAL NETHERLANDS		19,057,145

Nigeria - 0.3%
Dangote Cement PLC	2,210,110	751,379
Guaranty Trust Bank PLC	37,412,120	1,735,765
Guaranty Trust Bank PLC GDR (Reg. S)	187,574	398,744
Nigerian Breweries PLC	6,575,531	442,103
Zenith Bank PLC	51,249,101	1,571,729

TOTAL NIGERIA		4,899,720

Pakistan - 0.2%
Habib Bank Ltd.	2,258,900	1,403,891
Pak Electron Ltd. (a)	2,750,000	307,450
Searle Co. Ltd.	448,600	423,618
United Bank Ltd.	853,900	518,252

TOTAL PAKISTAN		2,653,211

Panama - 0.1%
Copa Holdings SA Class A	48,700	2,205,623
Peru - 0.5%
Alicorp SA Class C	202,159	432,939
Compania de Minas Buenaventura SA sponsored ADR	949,848	6,924,392

TOTAL PERU		7,357,331

Philippines - 1.5%
Altus San Nicolas Corp. (c)	143,993	14,684
Ayala Corp.	235,475	2,166,129
Ayala Land, Inc.	3,415,300	2,029,956
BDO Unibank, Inc.	1,203,433	2,451,394
Globe Telecom, Inc.	23,000	873,647
International Container Terminal Services, Inc.	863,717	1,269,822
Jollibee Food Corp.	344,263	720,913
Metropolitan Bank & Trust Co.	8,560,803	6,739,463
Pilipinas Shell Petroleum Corp.	584,100	216,810
PUREGOLD Price Club, Inc.	631,787	453,230
Robinsons Land Corp.	5,549,670	1,620,884
SM Investments Corp.	141,825	2,283,268
Universal Robina Corp.	439,543	899,675

TOTAL PHILIPPINES		21,739,875

Poland - 0.0%
Globe Trade Centre SA	277,064	422,531
Romania - 0.2%
Banca Transilvania SA	4,062,521	1,683,236
BRD-Groupe Societe Generale	437,026	1,170,601

TOTAL ROMANIA		2,853,837

Russia - 3.7%
Lukoil PJSC sponsored ADR	222,400	13,106,411
MMC Norilsk Nickel PJSC sponsored ADR	538,000	13,326,447
NOVATEK OAO	38,300	440,523
NOVATEK OAO GDR (Reg. S)	49,100	5,567,601
Sberbank of Russia	2,389,050	5,546,796
Sberbank of Russia sponsored ADR	1,101,392	10,374,926
Tatneft PAO	576,000	3,980,719
Unipro PJSC	72,585,800	2,357,258

TOTAL RUSSIA		54,700,681

Saudi Arabia - 0.1%
Bupa Arabia for Cooperative Insurance Co.	19,520	474,881
Saudi Arabian Oil Co.	39,200	314,581
United International Transportation Co.	63,400	460,692

TOTAL SAUDI ARABIA		1,250,154

Singapore - 0.3%
First Resources Ltd.	5,620,100	4,784,410
South Africa - 3.1%
Absa Group Ltd.	1,151,941	4,792,375
AngloGold Ashanti Ltd.	540,800	9,162,226
Bidvest Group Ltd.	292,262	2,382,709
DRDGOLD Ltd.	928,045	533,043
Impala Platinum Holdings Ltd.	1,663,600	6,931,584
Imperial Holdings Ltd.	234,667	342,821
Motus Holdings Ltd.	122,120	186,479
Mr Price Group Ltd.	489,400	3,105,635
Nampak Ltd. (a)	910,310	49,520
Naspers Ltd. Class N	91,600	13,017,681
Pick 'n Pay Stores Ltd.	1,469,908	4,983,901
Pretoria Portland Cement Co. Ltd. (a)	1,336,234	126,716

TOTAL SOUTH AFRICA		45,614,690

Taiwan - 7.0%
Chinatrust Financial Holding Co. Ltd.	1,136,000	671,612
ECLAT Textile Co. Ltd.	49,000	389,223
Feng Tay Enterprise Co. Ltd.	79,000	339,201
Formosa Plastics Corp.	1,972,000	4,891,409
Largan Precision Co. Ltd.	40,000	5,059,946
MediaTek, Inc.	385,000	4,164,465
Taiwan Semiconductor Manufacturing Co. Ltd.	8,741,869	78,604,797
Unified-President Enterprises Corp.	5,009,000	10,852,806

TOTAL TAIWAN		104,973,459

Thailand - 0.8%
Carabao Group PCL	40,000	77,404
Kasikornbank PCL (For. Reg.)	1,580,200	4,371,240
Mega Lifesciences PCL	539,400	364,915
PTT Global Chemical PCL (For. Reg.)	3,554,600	3,303,834
Siam Cement PCL (For. Reg.)	322,100	3,180,265
Thai Beverage PCL	1,646,633	700,892
TOA Paint Thailand PCL	306,900	294,602

TOTAL THAILAND		12,293,152

Turkey - 0.3%
Coca-Cola Icecek Sanayi A/S	80,000	423,392
Enerjisa Enerji A/S (e)	640,800	656,957
Turkiye Garanti Bankasi A/S (a)	2,774,600	3,410,955

TOTAL TURKEY		4,491,304

United Arab Emirates - 0.2%
Dubai Financial Market PJSC (a)	2,240,394	340,345
Emaar Properties PJSC	4,278,233	2,585,704

TOTAL UNITED ARAB EMIRATES		2,926,049

United Kingdom - 0.6%
Antofagasta PLC	82,500	787,912
Georgia Capital PLC (a)	48,500	256,941
Mondi PLC	369,142	6,263,248
Network International Holdings PLC (e)	191,200	929,694

TOTAL UNITED KINGDOM		8,237,795

United States of America - 2.6%
Activision Blizzard, Inc.	109,000	6,483,320
Arco Platform Ltd. Class A (a)	43,100	1,821,406
Broadcom, Inc.	6,200	1,470,020
DouYu International Holdings Ltd. ADR	819,190	5,251,008
MercadoLibre, Inc. (a)	16,200	7,914,996
Micron Technology, Inc. (a)	363,200	15,276,192
ON Semiconductor Corp. (a)	91,100	1,133,284

TOTAL UNITED STATES OF AMERICA		39,350,226

Vietnam - 0.6%
Bank For Foreign Trade JSC	246,480	647,066
Ho Chi Minh City Development JSCB (a)	505,800	381,219
Ho Chi Minh City Securities Co.	739,582	349,170
PetroVietnam Gas JSC	182,400	423,234
Phu Nhuan Jewelry JSC	30,000	59,576
Ssi Securities Corp.	770,990	378,688
Vietjet Aviation JSC	234,116	963,546
Vietnam Dairy Products Corp.	558,756	2,152,974
Vietnam Engine & Agricultural Machinery Corp.	247,600	293,551
Vietnam Technological & Commercial Joint Stock Bank (a)	722,700	459,013
Vincom Retail JSC	1,562,200	1,266,720
Vingroup JSC (a)	336,200	1,187,241

TOTAL VIETNAM		8,561,998

TOTAL COMMON STOCKS
(Cost $1,582,759,904)		1,432,961,869

Preferred Stocks - 3.7%
Convertible Preferred Stocks - 0.0%
Korea (South) - 0.0%
AMOREPACIFIC Group, Inc.	8,487	240,169
Nonconvertible Preferred Stocks - 3.7%
Brazil - 2.3%
Ambev SA sponsored ADR	2,065,800	4,751,340
Banco do Estado Rio Grande do Sul SA	651,660	1,496,181
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	298,240	2,201,011
Companhia Paranaense de Energia-Copel:
(PN-B)	8,360	86,076
(PN-B) sponsored ADR	164,419	1,711,602
Itau Unibanco Holding SA sponsored ADR	2,363,279	10,611,123
Metalurgica Gerdau SA (PN)	3,129,900	2,800,954
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	1,188,600	6,406,554
sponsored ADR	399,100	2,195,050
Telefonica Brasil SA	220,480	2,098,254
		34,358,145
Korea (South) - 1.3%
Hyundai Motor Co. Series 2	231,785	10,817,837
Samsung Electronics Co. Ltd.	269,613	8,868,048
		19,685,885
Russia - 0.1%
Tatneft PAO	57,364	371,185

TOTAL NONCONVERTIBLE PREFERRED STOCKS		54,415,215

TOTAL PREFERRED STOCKS
(Cost $83,865,824)		54,655,384
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.49% to 1.51% 4/2/20 (Cost $299,988)	300,000	300,000
	Shares	Value

Money Market Funds - 0.6%
Fidelity Cash Central Fund 0.29% (f)	6,193,960	6,195,818
Fidelity Securities Lending Cash Central Fund 0.28% (f)(g)	2,350,997	2,351,467
TOTAL MONEY MARKET FUNDS
(Cost $8,545,396)		8,547,285
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,675,471,112)		1,496,464,538
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,535,177)
NET ASSETS - 100%		$1,493,929,361

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,939,018 or 0.1% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,978,981 or 2.6% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$1,663,286

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$387,694
Fidelity Securities Lending Cash Central Fund	124,619
Total	$512,313

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$195,509,041	$67,435,627	$128,073,414	$--
Consumer Discretionary	272,947,882	186,852,055	86,095,827	--
Consumer Staples	96,413,714	59,520,238	36,893,476	--
Energy	76,807,983	35,139,215	41,668,768	--
Financials	299,340,795	161,789,686	137,551,109	--
Health Care	48,975,132	22,374,307	26,600,825	--
Industrials	66,557,828	39,971,096	26,586,732	--
Information Technology	251,468,890	153,167,840	98,301,050	--
Materials	103,005,176	58,457,371	44,547,805	--
Real Estate	40,354,955	20,540,815	17,860,438	1,953,702
Utilities	36,235,857	22,696,429	13,539,428	--
Government Obligations	300,000	--	300,000	--
Money Market Funds	8,547,285	8,547,285	--	--
Total Investments in Securities:	$1,496,464,538	$836,491,964	$658,018,872	$1,953,702

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,288,635) — See accompanying schedule: Unaffiliated issuers (cost $1,666,925,716)	$1,487,917,253
Fidelity Central Funds (cost $8,545,396)	8,547,285
Total Investment in Securities (cost $1,675,471,112)		$1,496,464,538
Foreign currency held at value (cost $313,159)		311,225
Receivable for investments sold		5,775,023
Receivable for fund shares sold		466,128
Dividends receivable		6,322,719
Distributions receivable from Fidelity Central Funds		54,415
Other receivables		162,249
Total assets		1,509,556,297
Liabilities
Payable to custodian bank	$199,139
Payable for investments purchased	11,682,951
Payable for fund shares redeemed	938,420
Other payables and accrued expenses	456,228
Collateral on securities loaned	2,350,198
Total liabilities		15,626,936
Net Assets		$1,493,929,361
Net Assets consist of:
Paid in capital		$1,725,818,563
Total accumulated earnings (loss)		(231,889,202)
Net Assets		$1,493,929,361
Net Asset Value, offering price and redemption price per share ($1,493,929,361 ÷ 8,437,323 shares)		$177.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2020 (Unaudited)
Investment Income
Dividends		$16,191,736
Interest		8,755
Income from Fidelity Central Funds (including $124,619 from security lending)		512,313
Income before foreign taxes withheld		16,712,804
Less foreign taxes withheld		(2,238,858)
Total income		14,473,946
Expenses
Custodian fees and expenses	$490,643
Independent directors' fees and expenses	5,184
Total expenses		495,827
Net investment income (loss)		13,978,119
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $21,439)	(867,784)
Fidelity Central Funds	5,044
Foreign currency transactions	(162,698)
Futures contracts	(2,358,697)
Total net realized gain (loss)		(3,384,135)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(274,045,355)
Fidelity Central Funds	854
Assets and liabilities in foreign currencies	(184,978)
Futures contracts	396,273
Total change in net unrealized appreciation (depreciation)		(273,833,206)
Net gain (loss)		(277,217,341)
Net increase (decrease) in net assets resulting from operations		$(263,239,222)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2020 (Unaudited)	Year ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,978,119	$38,856,683
Net realized gain (loss)	(3,384,135)	(43,016,847)
Change in net unrealized appreciation (depreciation)	(273,833,206)	20,644,267
Net increase (decrease) in net assets resulting from operations	(263,239,222)	16,484,103
Distributions to shareholders	(31,131,285)	(65,500,810)
Affiliated share transactions
Proceeds from sales of shares	61,164,575	1,234,849,860
Reinvestment of distributions	31,131,285	65,500,810
Cost of shares redeemed	(83,860,955)	(135,282,360)
Net increase (decrease) in net assets resulting from share transactions	8,434,905	1,165,068,310
Total increase (decrease) in net assets	(285,935,602)	1,116,051,603
Net Assets
Beginning of period	1,779,864,963	663,813,360
End of period	$1,493,929,361	$1,779,864,963
Other Information
Shares
Sold	271,794	5,753,763
Issued in reinvestment of distributions	142,949	336,509
Redeemed	(428,577)	(648,106)
Net increase (decrease)	(13,834)	5,442,166

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Equity Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$210.61	$220.61	$246.26	$202.55	$172.95	$212.25
Income from Investment Operations
Net investment income (loss)A	1.63	7.79B	5.11	4.65	4.05	3.47
Net realized and unrealized gain (loss)	(31.51)	1.52C	(14.13)	44.19	29.35	(39.58)
Total from investment operations	(29.88)	9.31	(9.02)	48.84	33.40	(36.11)
Distributions from net investment income	(3.30)	(4.54)	(4.95)	(4.06)	(3.80)	(3.19)
Distributions from net realized gain	(.37)	(14.76)	(11.68)	(1.07)	–	–
Total distributions	(3.67)	(19.31)D	(16.63)	(5.13)	(3.80)	(3.19)
Net asset value, end of period	$177.06	$210.61	$220.61	$246.26	$202.55	$172.95
Total ReturnE,F	(14.51)%	5.22%	(4.20)%	24.55%	19.51%	(17.12)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%I	.06%	.07%	.07%	.09%	.15%
Expenses net of fee waivers, if any	.05%I	.06%	.07%	.07%	.09%	.15%
Expenses net of all reductions	.05%I	.06%	.07%	.07%	.09%	.15%
Net investment income (loss)	1.49%I	3.73%B	2.07%	2.12%	2.23%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$1,493,929	$1,779,865	$663,813	$763,186	$414,821	$237,056
Portfolio turnover rateJ	49%I	60%	65%	59%	52%	141%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $2.72 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.43%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $19.31 per share is comprised of distributions from net investment income of $4.544 and distributions from net realized gain of $14.762 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2020

1. Organization.

Fidelity Emerging Markets Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2020, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, capital loss carryforwards, passive foreign investment companies (PFIC), losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$157,522,086
Gross unrealized depreciation	(351,762,808)
Net unrealized appreciation (depreciation)	$(194,240,722)
Tax cost	$1,690,705,260

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(23,317,083)
Long-term	(14,908,277)
Total capital loss carryforward	$(38,225,360)

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Equity Central Fund	468,867,286	440,030,076

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Emerging Markets Equity Central Fund	$5,540

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $7,561. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $1,442 from securities loaned to NFS, as affiliated borrower.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period-B October 1, 2019 to March 31, 2020
Actual	.0528%	$1,000.00	$854.90	$.24
Hypothetical-C		$1,000.00	$1,024.74	$.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Emerging Markets Equity Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FMRC with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain exceptions. Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

EMQ-SANN-0520
1.876936.111

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 22, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 22, 2020